Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Walter Energy, Inc.
Entity Central Index Key	0000837173
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 128,430	$ 293,410
Receivables, net	313,343	143,238
Inventories	240,437	97,631
Deferred income taxes	61,079	62,371
Prepaid expenses	49,974	28,179
Other current assets	45,649	4,798
Current assets of discontinued operations		5,912
Total current assets	838,912	635,539
Mineral interests, net	3,056,258	17,305
Property, plant and equipment, net	1,631,333	772,696
Deferred income taxes	109,300	149,520
Goodwill	1,066,754
Other long-term assets	153,951	82,705
Total assets	6,856,508	1,657,765
LIABILITIES AND STOCKHOLDERS' EQUITY
Current debt	56,695	13,903
Accounts payable	112,661	70,692
Accrued expenses	229,067	52,399
Accumulated postretirement benefits obligation	27,247	24,753
Other current liabilities	63,757	24,362
Current liabilities of discontinued operations		7,738
Total current liabilities	489,427	193,847
Long-term debt	2,269,020	154,570
Deferred income taxes	1,029,336
Accumulated postretirement benefits obligation	550,671	451,348
Other long-term liabilities	381,537	262,934
Total liabilities	4,719,991	1,062,699
Commitments and Contingencies (Note 14)
Stockholders' equity:
Common stock, $0.01 par value per share: Authorized-200,000,000 shares; issued-62,444,905 and 53,136,977 shares, respectively	624	531
Preferred stock, $0.01 par value per share: Authorized-20,000,000 shares; issued-0 shares
Capital in excess of par value	1,620,430	355,540
Retained earnings	744,939	411,383
Accumulated other comprehensive income (loss):
Pension and other post-retirement benefit plans, net of tax	(225,541)	(172,317)
Foreign currency translation adjustment	(3,276)
Unrealized loss on hedges, net of tax	(787)	(71)
Unrealized investment gain, net of tax	128
Total stockholders' equity	2,136,517	595,066
Total liabilities and stockholders' equity	$ 6,856,508	$ 1,657,765

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, Authorized shares	200,000,000	200,000,000
Common stock, issued shares	62,444,905	53,136,977
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Authorized shares	20,000,000	20,000,000
Preferred stock, issued shares	0	0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Sales	$ 2,562,325	$ 1,570,845	$ 955,508
Miscellaneous income	9,033	16,885	11,319
Total revenues	2,571,358	1,587,730	966,827
Cost and expenses:
Cost of sales (exclusive of depreciation and depletion)	1,561,112	766,516	586,774
Depreciation and depletion	230,681	98,702	72,939
Selling, general and administrative	165,749	86,972	70,510
Postretirement benefits	40,385	41,478	30,833
Restructuring and impairment charges			3,601
Total costs and expenses	1,997,927	993,668	764,657
Operating income	573,431	594,062	202,170
Interest expense	(96,820)	(17,250)	(18,975)
Interest income	606	784	799
Other income, net	17,606
Income from continuing operations before income tax expense	494,823	577,596	183,994
Income tax expense	131,225	188,171	42,144
Income from continuing operations	363,598	389,425	141,850
Loss from discontinued operations		(3,628)	(4,692)
Net income	$ 363,598	$ 385,797	$ 137,158
Basic income per share:
Income from continuing operations (in dollars per share)	$ 6.03	$ 7.32	$ 2.67
Loss from discontinued operations (in dollars per share)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 6.03	$ 7.25	$ 2.58
Diluted income per share:
Income from continuing operations (in dollars per share)	$ 6	$ 7.25	$ 2.64
Loss from discontinued operations (in dollars per share)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 6	$ 7.18	$ 2.55

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income:
Net income	$ 363,598	$ 385,797	$ 137,158
Other comprehensive income (loss), net of tax:
Change in pension and postretirement benefit plans, (net of tax benefits: $33.2 million, $2.2 million, $44.2 million)	(53,224)	(5,280)	(28,513)
Change in unrealized loss on hedges, (net of tax benefits: $0.3 million, $0.2 million, $0.4 million)	(716)	(596)	(877)
Change in foreign currency translation adjustment	(3,276)
Change in unrealized gain on investments, net of $0.09 million tax provision	128
Total other comprehensive income (loss), net of tax	(57,088)	(5,876)	(29,390)
Total comprehensive income	$ 306,510	$ 379,921	$ 107,768

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Change in pension and postretirement benefit plans, tax benefit	$ 33.2	$ 2.2	$ 44.2
Change in unrealized loss on hedges, tax benefits	0.3	0.2	0.4
Change in unrealized gain on investments, tax provision	$ 0.09

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 630,269	$ 541	$ 714,174	$ 50,990		$ (135,436)
Increase (Decrease) in Stockholders' Equity
Net income	137,158			137,158
Other comprehensive income	(29,390)					(29,390)
Purchases of stock under stock repurchase program	(34,254)	(14)	(34,240)
Stock issued upon the exercise of stock options	9,888	6	9,882
Stock dividend for spin-off of Financing	(439,093)		(321,301)	(116,106)		(1,686)
Dividends paid, $0.50, $0.475 and $0.40 per share for the year ended 2011, 2010 and 2009, respectively	(21,190)			(21,190)
Stock based compensation	6,703		6,703
Other	(696)		(696)
Balance at Dec. 31, 2009	259,395	533	374,522	50,852		(166,512)
Increase (Decrease) in Stockholders' Equity
Net income	385,797			385,797
Other comprehensive income	(5,876)					(5,876)
Purchases of stock under stock repurchase program	(65,438)	(9)	(65,429)
Stock issued upon the exercise of stock options	17,134	8	17,126
Dividends paid, $0.50, $0.475 and $0.40 per share for the year ended 2011, 2010 and 2009, respectively	(25,266)			(25,266)
Stock based compensation	3,460		3,460
Excess tax benefits from stock-based compensation arrangements	28,875		28,875
Other	(3,015)	(1)	(3,014)
Balance at Dec. 31, 2010	595,066	531	355,540	411,383		(172,388)
Increase (Decrease) in Stockholders' Equity
Net income	363,598			363,598
Other comprehensive income	(57,088)					(57,088)
Stock issued upon the exercise of stock options	8,920	3	8,917
Dividends paid, $0.50, $0.475 and $0.40 per share for the year ended 2011, 2010 and 2009, respectively	(30,042)			(30,042)
Stock based compensation	9,384		9,384
Excess tax benefits from stock-based compensation arrangements	8,929		8,929
Issuance of common stock in connection with the Western Coal Corp. acquisition	1,224,126	90	1,224,036
Fair value of replacement stock options and warrants issued in connection with the Western Coal Corp. acquisition	18,844		18,844
Other	(5,220)		(5,220)
Balance at Dec. 31, 2011	$ 2,136,517	$ 624	$ 1,620,430	$ 744,939	$ 0	$ (229,476)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Dividends paid (in dollars per share)	$ 0.5	$ 0.475	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 363,598	$ 385,797	$ 137,158
Loss from discontinued operations		3,628	4,692
Income from continuing operations	363,598	389,425	141,850
Adjustments to reconcile income from continuing operations to net cash flows provided by (used in) operating activities:
Depreciation and depletion	230,681	98,702	72,939
Deferred income tax provision	66,803	83,174	29,038
Amortization of debt issuance costs	21,154	2,975	2,559
Excess tax benefits from stock-based compensation arrangements	(8,929)	(28,875)
Gain on initial investment in Western Coal Corp	(20,553)
Non-cash restructuring and impairment charges			3,601
Other	18,764	14,433	15,778
Decrease (increase) in current assets, net of effect of business acquisitions:
Receivables	(1,605)	(65,935)	69,772
Inventories	(1,885)	1,966	(25,076)
Prepaid expenses and other current assets	18,929	13,155	17,624
Increase (decrease) in current liabilities, net of effect of business acquisitions:
Accounts payable	13,676	23,717	(16,286)
Accrued expenses and other current liabilities	6,233	41,413	(27,831)
Cash flows provided by operating activities	706,866	574,150	283,968
INVESTING ACTIVITIES
Additions to property, plant and equipment	(436,705)	(157,476)	(96,298)
Proceeds from sales of investments	27,325
Other	1,413	(3,414)	3,270
Cash flows used in investing activities	(2,840,660)	(370,854)	(93,028)
FINANCING ACTIVITIES
Proceeds from issuance of debt	2,350,000
Borrowings under revolving credit agreement	71,259
Repayments on revolving credit agreement	(61,259)
Retirements of debt	(290,630)	(26,972)	(61,597)
Dividends paid	(30,042)	(25,266)	(21,190)
Cash spun off to Financing			(33,821)
Purchases of stock under stock repurchase program		(65,438)	(34,254)
Excess tax benefits from stock-based compensation arrangements	8,929	28,875
Proceeds from stock options exercised	8,920	17,134	9,888
Debt issuance costs	(80,027)
Other	(5,203)	(3,015)	(6,169)
Cash flows provided by (used in) financing activities	1,971,947	(74,682)	(147,143)
Cash flows provided by (used in) continuing operations	(161,847)	128,614	43,797
CASH FLOWS FROM DISCONTINUED OPERATIONS
Cash flows provided by (used in) operating activities		(6,268)	19,070
Cash flows provided by investing activities		5,066	27,379
Cash flows used in financing activities			(41,385)
Cash flows provided by (used in) discontinued operations		(1,202)	5,064
Effect of foreign exchange rates on cash	(3,668)
Net increase (decrease) in cash and cash equivalents	(165,515)	127,412	48,861
Cash and cash equivalents at beginning of year	293,410	165,279	116,074
Add: Cash and cash equivalents of discontinued operations at beginning of year	535	1,254	1,598
Net increase (decrease) in cash and cash equivalents	(165,515)	127,412	48,861
Less: Cash and cash equivalents of discontinued operations at end of year		535	1,254
Cash and cash equivalents at end of year	128,430	293,410	165,279
SUPPLEMENTAL DISCLOSURES:
Interest paid, net of capitalized interest	63,828	9,848	9,991
Income taxes paid	69,101	77,247	15,326
Non-Cash Financing Activities:
One-year property insurance policy financing agreement		18,947	12,710
Dividend to spin off Financing			437,407
Western Coal Corp
INVESTING ACTIVITIES
Acquisition, net of cash acquired	(2,432,693)
Acquisition of Western Coal in 2011 and HighMount in 2010:
Fair value of assets acquired	5,164,842
Less: fair value of liabilities assumed	(1,418,640)
Less: fair value of shares of common stock issued	(1,224,126)
Less: fair value of stock options issued and warrants	(34,765)
Less: gain on initial investment	(20,553)
Less: cash acquired	(34,065)
Net cash paid	2,432,693
HighMount Exploration and Production Alabama, LLC
INVESTING ACTIVITIES
Acquisition, net of cash acquired		(209,964)
Acquisition of Western Coal in 2011 and HighMount in 2010:
Fair value of assets acquired		217,607
Less: fair value of liabilities assumed		(7,643)
Net cash paid		$ 209,964

Organization	12 Months Ended
Dec. 31, 2011
Organization
Organization

NOTE 1—Organization

        Walter Energy, Inc. ("Walter"), together with its consolidated subsidiaries ("the Company"), is a leading producer and exporter of metallurgical coal for the global steel industry from underground and surface mines located in the United States, Canada and the United Kingdom. The Company also produces thermal coal, anthracite coal, metallurgical coke and coal bed methane gas.

        As described in Note 3, on April 1, 2011, the Company completed the acquisition of all the outstanding common shares of Western Coal Corp. ("Western Coal"). The accompanying financial statements include the results of operations of Western Coal since April 1, 2011. As a result of the Western Coal acquisition and the change in how our Chief Operating Decision Maker evaluates the business operations, beginning with the second quarter of 2011, the Company has revised its reportable segments by arranging them geographically. The Company now reports all of its operations located in the U.S. in the U.S. Operations segment which includes the Company's previous operating segments of Underground Mining, Surface Mining and Walter Coke. The U.S. Operations segment also includes the West Virginia mining operations acquired through the acquisition of Western Coal. The Company reports its mining operations acquired through the Western Coal acquisition located in Northeast British Columbia (Canada) and South Wales (United Kingdom) in the Canadian and U.K. Operations segment. The Other segment primarily consists of Corporate activities and expenditures. See Note 17 for segment information. Previously reported segment amounts have been restated to conform to the current period presentation.

        In December 2008, the Company announced the closure of its Homebuilding segment and Kodiak Mining Co. and on April 17, 2009 the Company spun off its Financing segment. As a result of the closure and spin-off, those segments are presented as discontinued operations for the years ended December 31, 2010 and 2009. See Note 4.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

NOTE 2—Summary of Significant Accounting Policies

Basis of Presentation

        The consolidated financial statements include the accounts of all wholly and majority owned subsidiaries. Preparation of financial statements in accordance with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from those estimates. All significant intercompany balances and transactions have been eliminated. The notes to consolidated financial statements, except where otherwise indicated, relate to continuing operations only.

Concentrations of Credit Risk and Major Customers

        The Company's principal line of business is the mining and marketing of its metallurgical coal to foreign steel and coke producers. In 2011, approximately 76% of the Company's revenues were derived from coal shipments to these customers, located primarily in Europe, South America, and Asia. At December 31, 2011 and 2010, approximately 63% and 69%, respectively, of the Company's net receivables related to these customers. Furthermore, sales to a single customer represented 6.8%, 13.0% and 13.7% of consolidated revenues in 2011, 2010 and 2009, respectively, while sales to another single customer represented 6.2%, 10.3% and 12.6% of consolidated revenues in 2011, 2010 and 2009, respectively. Credit is extended based on an evaluation of the customer's financial condition. In some instances, the Company requires letters of credit, cash collateral or prepayment for shipment from its customers to mitigate the risk of loss. These efforts have consistently led to minimal credit losses.

Revenue Recognition

        Revenue is recognized when the following criteria have been met: persuasive evidence of an arrangement exists; the price to the buyer is fixed or determinable; delivery has occurred; and collectability is reasonably assured. Delivery is considered to have occurred at the time title and risk of loss transfers to the customer. For coal shipments via rail, delivery generally occurs when the railcar is loaded. For coal shipments via ocean vessel, delivery generally occurs when the vessel is loaded. For coke shipments via rail or truck, revenue is recognized when title and risk of loss transfer to the customer, generally at the point of shipment. For the Company's natural gas operations, delivery occurs when the gas has been transferred to the customer's pipeline.

Shipping and Handling

        Costs to ship products to customers are included in cost of sales and amounts billed to customers, if any, to cover shipping and handling are included in sales.

Cash and Cash Equivalents

        Cash and cash equivalents include short-term deposits and highly liquid investments that have original maturities of three months or less when purchased and are stated at cost.

Allowances for Losses

        Allowances for losses on trade and other accounts receivables are based, in large part, upon judgments and estimates of expected losses and specific identification of problem trade accounts and other receivables. Significantly weaker than anticipated industry or economic conditions could impact customers' ability to pay such that actual losses may be greater than the amounts provided for in these allowances.

Inventories

        Inventories are valued at the lower of cost or market. The Company's coal inventory costs include labor, supplies, equipment costs, operating overhead, freight, royalties and other related costs. As of December 31, 2011, all of the Company's coal inventories are determined using the first-in, first-out ("FIFO") inventory valuation method. The Company's supplies inventories are determined using the average cost method of accounting. The valuation of coal inventories are subject to estimates due to possible gains and losses resulting from inventory movements from the mine site to storage facilities, inherent inaccuracies in belt scales and aerial surveys used to measure quantities and fluctuations in moisture content. Periodic adjustments to coal tonnages on hand are made for an estimate of coal shortages due to these inherent gains and losses, primarily based on historical findings, the results of aerial surveys and periodic coal pile clean-ups. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures. This evaluation includes such factors as anticipated usage, inventory turnover, inventory levels and ultimate market value.

Owned and Leased Mineral Interests

        Costs to obtain coal reserves and lease mineral rights are capitalized based on the fair value at acquisition and depleted using the unit-of-production method over the life of proven and probable reserves. Lease agreements are generally long-term in nature (original terms range from 10 to 50 years), and substantially all of the leases contain provisions that allow for automatic extension of the lease term providing certain requirements are met.

Property, Plant and Equipment

        Property, plant and equipment are recorded at cost. Depreciation is recorded principally on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized on the straight-line method over the lesser of the useful life of the improvement or the remaining lease term. Estimated useful lives used in computing depreciation expense range from 3 to 10 years for machinery and equipment, and from 15 to 30 years for land improvements and buildings, well life for gas properties and related development, and mine life for mine development costs. Gains and losses upon disposition are reflected in the statement of operations in the period of disposition. Maintenance and repair expenditures are charged to expense as incurred.

        Costs of developing new underground mines and certain underground expansion projects are capitalized. Underground development costs, which are costs incurred to make the coal physically accessible, may include construction permits and licenses, mine design, construction of access roads, main entries, airshafts, roof protection and other facilities. Costs of developing the first pit within a permitted area of a surface mine are capitalized up to the point of coal production attaining a level that would be more than de minimis. A surface mine is defined as the permitted mining area which includes various adjacent pits that share common infrastructure, processing equipment and a common coal reserve. Surface mine development costs include construction costs for entry roads, drilling, blasting and removal of overburden to access the first coal seam. Mine development costs are amortized primarily on a unit-of-production basis over the estimated reserve tons directly benefiting from the capital expenditures. Costs incurred during the production phase of a mine are capitalized into inventory and expensed to cost of sales as the coal is sold.

        Direct internal and external costs to implement computer systems and software are capitalized and are amortized over the estimated useful life of the system or software, generally 3 to 5 years, beginning when site installations or module development is complete and ready for its intended use.

        For the years ended December 31, 2011, 2010 and 2009, the Company capitalized interest costs in the amounts of $5.4 million, $1.4 million and $1.2 million, respectively.

        The Company has certain asset retirement obligations, primarily related to reclamation efforts for its mining operations. These obligations are recognized at fair value in the period in which they are incurred and the carrying amount of the related long-lived asset is correspondingly increased. Over time, the liability is accreted to its future value. The corresponding asset cost capitalized at inception is amortized over the useful life of the asset. The present values of the Company's asset retirement obligations were $75.1 million and $25.3 million as of December 31, 2011 and 2010, respectively. The increase is primarily attributable to $30.5 million of asset retirement obligations assumed in connection with the acquisition of Western Coal on April 1, 2011 as described in Note 3.

        The Company accounts for its natural gas exploration activities under the successful efforts method of accounting. Costs of exploratory wells are capitalized pending determination of whether the wells found commercially sufficient quantities of proved reserves. If a commercially sufficient quantity of proved reserves is not discovered, any associated previously capitalized exploratory costs associated with the drilling area are expensed. Costs of producing properties and natural gas mineral interests are amortized using the unit-of-production method. Costs incurred to develop proved reserves, including the cost of all development wells and related equipment used in the production of natural gas, are capitalized and amortized using the unit-of-production method. Unit-of-production amortization rates are revised when events and circumstances indicate an adjustment is necessary, but at least once a year, and such revisions are accounted for prospectively as changes in accounting estimates.

Impairment of Long-Lived Assets

        Property, plant and equipment and other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company periodically evaluates whether events and circumstances have occurred that indicate possible impairment. When impairment indicators exist, the Company uses an estimate of the future undiscounted net cash flows of the related asset or asset group over the remaining life in measuring whether or not the asset values are recoverable. Fair value is generally determined using market quotes, if available, or a discounted cash flow approach. There were no significant impairments of long-lived assets during the years ended December 31, 2011, 2010 or 2009.

Goodwill

        Goodwill represents the excess of the purchase price over the fair value assigned to the net tangible and identifiable intangible assets acquired in a business combination. Goodwill is to be tested for impairment at a minimum annually unless circumstances indicate a possible impairment may exist. The Company performs its annual goodwill testing as of the beginning of the fourth quarter at the reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds the fair value of the reporting unit. The fair value of each reporting unit is determined using valuation models and expected future cash flows projections, which are then discounted using a risk-adjusted discount rate. A number of significant assumptions and estimates are involved in forecasting future cash flows including markets, sales volumes and prices, costs to produce, capital spending, working capital changes and the discount rate. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated.

Workers' Compensation and Pneumoconiosis ("Black Lung")

        The Company is self-insured for workers' compensation benefits for work related injuries. Liabilities, including those related to claims incurred but not reported, are recorded principally using annual valuations based on discounted future expected payments and using historical data of the division or combined insurance industry data when historical data is limited. Workers' compensation liabilities were as follows (in thousands):

	December 31,
	2011	2010
Undiscounted aggregated estimated claims to be paid	$43,501	$45,497
Workers' compensation liability recorded on a discounted basis	$36,987	$37,761

        The Company applies a discount rate at a risk-free interest rate, generally a U.S. Treasury bill rate, for each policy year. The rate used is one with a duration that corresponds to the weighted average expected payout period for each policy year. Once a discount rate is applied to a policy year, it remains the discount rate for that year until all claims are paid. The weighted average rate used for discounting the 2011 policy year liability at December 31, 2011 was 0.81%. A one-percentage-point increase in the discount rate on the discounted claims liability would decrease the liability by $0.1 million, while a one-percentage-point decrease in the discount rate would increase the liability by $0.1 million.

        The Company is responsible for medical and disability benefits for black lung disease under the Federal Coal Mine Health and Safety Act of 1969, as amended, and is self-insured against black lung related claims. The Company performs an annual evaluation of the overall black lung liabilities at the December 31st balance sheet date. The calculation is performed using assumptions regarding rates of successful claims, discount factors, benefit increases and mortality rates, among others. The present value of the obligation recorded by the Company using a discount factor of 5.14% for 2011 and 5.35% for 2010 was $12.0 million and $9.2 million as of December 31, 2011 and 2010, respectively. A one-percentage-point increase in the discount rate on the discounted claims liability would decrease the liability by $1.8 million, while a one-percentage-point decrease in the discount rate would increase the liability by $2.3 million.

Derivative Instruments and Hedging Activities

        The Company enters into interest rate hedge agreements in accordance with the Company's internal debt and interest rate risk management policy, which is designed to mitigate risks related to floating rate financing agreements that are subject to changes in the market rate of interest. Changes in the fair value of interest rate hedge agreements that are designated and effective as hedges are recorded in accumulated other comprehensive income (loss) ("OCI"). Deferred gains or losses are reclassified from OCI to the statement of operations in the same period as the underlying transactions are recorded and are recognized in the caption, interest expense. Changes in the fair value of interest rate hedge agreements that are not effective as hedges would be recorded immediately in the statement of operations as interest expense.

        To protect against the reduction in the value of forecasted cash flows resulting from sales of natural gas, the Company periodically engages in a natural gas hedging program. The Company periodically hedges portions of its forecasted revenues from sales of natural gas with natural gas derivative contracts, generally either "swaps" or "collars". The Company enters into natural gas derivatives that effectively convert a portion of its forecasted sales at floating-rate natural gas prices to a fixed-rate basis, thus reducing the impact of natural gas price changes on revenues. When natural gas prices fall, the decline in value of future natural gas sales is offset by gains in the value of swap contracts designated as hedges. Conversely, when natural gas prices rise, the increase in the value of future cash flows from natural gas sales is offset by losses in the value of the swap contracts. Changes in the fair value of natural gas derivative agreements that are designated and effective as hedges are recorded in OCI. Deferred gains or losses are reclassified from OCI and recognized as miscellaneous income in the statement of operations in the same period as the underlying transactions are recognized. Changes in the fair value of natural gas hedge agreements that are not effective as hedges or are not designated as hedges would be recorded immediately in the statement of operations as miscellaneous income.

        During the three years ended December 31, 2011, the Company did not hold any non-derivative instruments designated as hedges or any derivatives designated as fair value hedges. In addition, the Company does not enter into derivative financial instruments for speculative or trading purposes. Derivative contracts are entered into only with counterparties that management considers creditworthy. Cash flows from hedging activities are reported in the statement of cash flows in the same classification as the hedged item, generally as a component of cash flows from operations.

Foreign Currency Translation

        The functional currency of the Company's Canadian operations is the U.S. dollar, while the U.K. operations functional currency is the British Pound. As such, monetary assets and liabilities are remeasured at period end exchange rates while non-monetary items are remeasured at historical rates. Income and expense accounts are remeasured at the average rates in effect during the year, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. For the Company's Canadian operations, gains and losses from foreign currency remeasurement related to tax balances are included as a component of income tax expense while all other remeasurement gains and losses are included in miscellaneous income. For the Company's U.K. operations, foreign currency translation adjustments are reported in OCI. The foreign currency remeasurement gain recognized in miscellaneous income for the year ended December 31, 2011 was $3.8 million. The Company had no foreign operations prior to the acquisition of Western Coal on April 1, 2011 as described in Note 3.

Stock-Based Compensation

        The Company periodically grants stock-based awards to employees and its Board of Directors and records the related compensation expense during the period of vesting. This compensation expense is charged to the statement of operations with a corresponding credit to capital in excess of par value and is generally recognized utilizing the graded vesting method for stock options and the straight-line method for restricted stock units. The Company uses the Black-Scholes option pricing model to value its stock option grants and estimates forfeitures in calculating the expense related to stock-based compensation. See Note 5 for additional information on stock-based compensation.

Environmental Expenditures

        The Company capitalizes environmental expenditures that increase the life or efficiency of property or that reduce or prevent environmental contamination. The Company accrues for environmental expenses resulting from existing conditions that relate to past operations when the costs are probable and reasonably estimable. See Note 14 for additional discussion of environmental matters.

Income (Loss) per Share

        The Company calculates basic income (loss) per share based on the weighted average common shares outstanding during each period and diluted income (loss) per share based on weighted average common shares and dilutive common equivalent shares outstanding during each period. Dilutive common equivalent shares include the dilutive effect of stock awards, see Note 13.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

NOTE 3—Acquisitions

        Western Coal Corp.    On November 18, 2010, the Company announced its intent to acquire all of the outstanding common shares of Western Coal. Western Coal is a producer of high quality metallurgical coal from mines in Northeast British Columbia (Canada), high quality metallurgical coal and compliant thermal coal from mines located in West Virginia (United States), and high quality anthracite coal from mines located in South Wales (United Kingdom). The acquisition of Western Coal substantially increased the Company's reserves available for future production, the majority of which is high-quality metallurgical coal, and created a diverse geographical footprint with strategic access to high-growth steel-producing countries in both the Atlantic and Pacific basins.

        On November 17, 2010, the Company entered into a share purchase agreement with various funds advised by Audley Capital to purchase approximately 54.5 million common shares, or 19.8%, of the outstanding common shares of Western Coal for CAD$11.50 per share in two separate transactions. On December 2, 2010 the Company entered into an arrangement agreement with Western Coal to acquire all the remaining outstanding common shares of Western Coal for CAD$11.50 per share in cash or 0.114 of a Walter Energy share, or for a combination thereof at the holder's election, subject to proration.

        In January 2011, the Company completed the first transaction to acquire 25,274,745 common shares of Western Coal, or 9.15% of the outstanding shares, from funds advised by Audley Capital. The shares were purchased for $293.7 million in cash and had a fair value of $314.2 million on April 1, 2011. The Company recognized a gain on April 1, 2011 of $20.5 million as a result of remeasuring to fair value the Western Coal shares acquired from Audley Capital which is included in other income in the Consolidated Statements of Operations for the year ended December 31, 2011. On April 1, 2011, the Company acquired the remaining outstanding common shares of Western Coal (including the second Audley Capital transaction) for a combination of $2.2 billion in cash and the issuance of 8,951,558 common shares of Walter Energy valued at $1.2 billion. The fair value of Walter Energy's common stock on April 1, 2011 was $136.75 per share based on the closing value on the New York Stock Exchange. The cash portion was funded with part of the proceeds from the new $2.725 billion credit facility discussed in Note 10. All of the outstanding options to purchase Western Coal common shares that were not exercised prior to the acquisition were exchanged for fully-vested and immediately exercisable options to purchase shares of Walter Energy common stock. The Company issued 193,498 stock options in exchange for the Western Coal stock options outstanding as of April 1, 2011. The stock options issued had a fair value of $15.5 million, which was estimated using the Black-Scholes option pricing model. The outstanding warrants of Western Coal were not directly affected by the acquisition. Instead, upon exercise each warrant entitled the holder to receive cash and shares of Walter Energy common stock that would have been issued if the warrants had been exercised immediately before closing the acquisition.

        The purchase consideration has been preliminarily allocated to the assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. A full and detailed valuation of the assets and liabilities is being completed with the assistance of an independent third party and certain information and analysis remains pending at this time. Accordingly, the allocation is preliminary and may change as additional information becomes available and is assessed by the Company. The final allocation of the consideration transferred may include adjustment to the fair value estimates of identifiable assets and liabilities, including but not limited to depreciable tangible assets, proven and probable reserves, reserves related to current development projects, value beyond proven and probable reserves, intangible assets and contract-related liabilities after a full review has been completed. The impact of such changes may be material. Fair values were determined using the income, cost and market price valuation methods as deemed appropriate.

        Management further refined information regarding acquired mineral interests during the fourth quarter of 2011 including refined estimates for future costs and production volumes and timing which resulted in a $1.4 billion reduction in fair value initially allocated to mineral interests. This also resulted in an increase in goodwill of $845.5 million and the deferred tax liability was reduced by $555.7 million reflecting a reduction in future depletion expense not deductible for tax. Changes made to the preliminary allocation of the purchase consideration and the alignment of accounting policies in the 2011 fourth quarter impacted the Company's previously reported quarterly results by an increase in net income of $7.8 million and a $0.13 increase in diluted net income per share for the three months ended June 30, 2011 and an increase in net income of $4.1 million and a $0.07 increase in diluted net income per share for the three months ended September 30, 2011. These amounts are included in the Company's results of operations for the year ended December 31, 2011. The Company did not consider the effect of these changes to be material to its second quarter 2011 and third quarter 2011 operating results or financial condition.

        During the 2012 first quarter, the Company completed the valuation of the assets and liabilities with the assistance of an independent third party and recorded refinement adjustments to the preliminary purchase price allocation. These refinements were primarily around the areas of acquired mineral interests including estimates for future costs, production volumes and timing which resulted in a $94.0 million increase in fair value allocated to mineral interests as compared to the December 31, 2011 preliminary fair value. This also resulted in a decrease in goodwill of $57.8 million and the deferred tax liability was increased by $25.5 million, reflecting an increase in future book depletion expense not deductible for tax purposes. Retrospective application of the changes made to the allocation of the purchase consideration in the 2012 first quarter increased retained earnings, a component of stockholders' equity, as of December 31, 2011 and net income for the year ended by $14.4 million. The increase to retained earnings resulting from the change in net income was primarily due to a decrease in mineral interests depletion related to 2011. These recast adjustments are shown in the table below and reflected within the consolidated financial statements presented herein.

        The following tables summarizes the purchase consideration, the December 31, 2011 preliminary purchase price allocation, the preliminary purchase price allocation reported in the Company's quarterly report on Form 10-Q for the period ended September 30, 2011 and the adjustments made in the three months ended December 31, 2011 (in thousands):

Purchase consideration:
Cash	$2,173,080
Fair value of shares of common stock issued	1,224,126
Fair value of stock options issued and warrants	34,765

Fair value of consideration transferred	3,431,971
Fair value of equity interest in Western Coal held before the acquisition	314,231

Total consideration	$3,746,202

	Preliminary September 30, 2011	Adjustments	Preliminary December 31, 2011	Recast Adjustments	Final
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	$34,065	$—	$34,065	$—	$34,065
Receivables	163,668	—	163,668	—	163,668
Inventories	122,012	(783)	121,229	—	121,229
Other current assets	65,606	20,869	86,475	23	86,498
Mineral interests	4,399,000	(1,407,000)	2,992,000	94,000	3,086,000
Property, plant and equipment	565,228	(4,334)	560,894	(6,702)	554,192
Goodwill	277,404	845,480	1,122,884	(57,844)	1,065,040
Other long-term assets	54,150	—	54,150	—	54,150

Total assets	5,681,133	(545,768)	5,135,365	29,477	5,164,842

Accounts payable and accrued liabilities	180,157	4,826	184,983	—	184,983
Other current liabilities	75,824	6,351	82,175	3,930	86,105
Deferred tax liability	1,576,896	(555,735)	1,021,161	25,547	1,046,708
Other long-term liabilities	102,054	(1,210)	100,844	—	100,844

Total liabilities	1,934,931	(545,768)	1,389,163	29,477	1,418,640

Net assets acquired	$3,746,202	$—	$3,746,202	$—	$3,746,202

        Retrospective application of the changes made to the allocation of the purchase consideration in the 2012 first quarter increased net income previously reported by $14.4 million for the year ended December 31, 2011. The increase to net income was primarily due to a decrease in mineral interests depletion during the period. The following table summarizes the Company's recast and previously reported year ended December 31, 2011 Condensed Consolidated Statements of Operations amounts (in thousands):

	Previously Reported	Recast Adjustments	As Recast
Depreciation and depletion	$245,509	$(14,828)	$230,681
Operating income	558,603	14,828	573,431
Income before income tax expense	479,995	14,828	494,823
Income tax expense	130,819	406	131,225
Net income	349,176	14,422	363,598
Net income per share:
Basic	$5.79	$0.24	$6.03

Diluted	$5.76	$0.24	$6.00

        The following table summarizes the Company's recast and previously reported year ended December 31, 2011 Condensed Consolidated Statement of Cash Flows amounts (in thousands):

	Previously Reported	Recast Adjustments	As Recast
Net Income	$349,176	$14,422	$363,598
Adjustments to reconcile net income to net cash flows provided by (used in) operating activities:
Depreciation and depletion	245,509	(14,828)	230,681
Deferred income tax credit	66,397	406	66,803

        Goodwill is calculated as the excess of the purchase consideration transferred over the fair value of the identifiable assets acquired and liabilities assumed. The factors that contribute to the recognition of goodwill include Western Coal's (i) historical cash flows and income levels, (ii) reputation in its markets, (iii) strength of its management team, (iv) efficiency of its operations, and (v) future cash flows and income growth projections. Goodwill has been assigned to the Canadian and U.K. Operations segment and the U.S. Operations segment in the amounts of $992.4 billion and $72.6 million, respectively. None of the goodwill is expected to be tax deductible. The Company incurred acquisition costs related to the purchase of approximately $23.2 million during the year ended December 31, 2011, which is included in selling, general and administrative expenses in the Company's Consolidated Statements of Operations.

        The amounts of revenues and earnings of Western Coal included in the Company's consolidated statement of operations from the acquisition date are as follows (in thousands):

For the year ended December 31, 2011 Recast
Revenues	$846,682
Net income	$74,960

        The unaudited supplemental pro forma information presented below includes the effects of the Western Coal acquisition as if it had been completed as of January 1, 2010. The pro forma results include (i) the impact of certain estimated fair value adjustments, including additional estimated depreciation and depletion expense associated with the acquired mineral interests and property, plant and equipment and (ii) interest expense associated with debt used to fund the acquisition. The pro forma results for the year ended December 31, 2010 include adjustments for the financial impact of certain acquisition related items incurred during the year ended December 31, 2011. Accordingly, the following unaudited pro forma financial information should not be considered indicative of either future results or results that might have occurred had the acquisition been consummated as of January 1, 2010 (in thousands):

	For the years ended December 31,
	2011	2010
Revenues	$2,795,566	$2,358,040
Net income	$418,419	$342,693

        North River Mine    On May 6, 2011, the Company acquired the North River thermal coal mine in Fayette and Tuscaloosa Counties of Alabama from a subsidiary of Chevron Corporation for $1.1 million in cash and the assumption of certain liabilities totaling approximately $90.9 million, including a $70.0 million below-market coal sales contract liability. The below-market contract has a remaining term of 26 months as of December 31, 2011 and such contracts acquired in a business combination are recorded at their fair value with this fair value being amortized into revenues over the tons of coal sold during the contract term. The Company has recognized goodwill of $1.7 million. None of the goodwill is expected to be tax deductible. The purchase consideration has been allocated to the assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The inclusion of this business for the current period did not have a material impact on either the Company's revenues or operating income, and the Company does not expect the results of this business to have a material effect on future operating results.

        HighMount Exploration & Production Alabama, LLC    On May 28, 2010, the Company acquired 100% of the issued and outstanding membership interests of HighMount Exploration & Production Alabama, LLC's ("HighMount") coal bed methane business for a cash payment of $210.0 million and renamed the business Walter Black Warrior Basin, LLC ("WBWB"). The fair value of the assets acquired and liabilities assumed totaled $217.6 million and $7.6 million, respectively. The Company incurred acquisition costs related to the purchase of approximately $2.7 million during the year ended December 31, 2010, which is included in selling, general and administrative expenses in the Company's Consolidated Statement of Operations. The acquisition of the coal bed methane operations included approximately 1,300 existing conventional gas wells, pipeline infrastructure and related equipment located adjacent to the Company's existing underground mining and coal bed methane business in Alabama. Current proven reserves are approximately 79 bcf (billion cubic feet), with annual coal bed methane production of approximately 8.0 bcf expected. The acquisition of this natural gas business, included in the U.S. Operations segment, helps ensure that future coal production areas will be properly degasified, thereby improving safety and operating efficiency of the Company's existing underground metallurgical coal production.

        WBWB's financial results have been included in the Company's financial statements since the date of acquisition. The inclusion of this business for 2010 and 2011 did not have a material impact on either the Company's revenues or operating income and the Company does not expect the results of this business to have a material impact in the foreseeable future. Assets acquired and liabilities assumed were recorded at estimated fair value as of the acquisition date. Fair values were determined using the income, cost and market price valuation methods as deemed appropriate. The following table summarizes the fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Fair value of assets acquired and liabilities assumed:
Receivables	$5,439
Other current assets	340
Property, plant and equipment	210,323
Identifiable intangible asset	1,505

Total assets	217,607

Accounts payable & accrued liabilities	(4,282)
Asset retirement obligations	(3,361)

Total liabilities	(7,643)

Net assets acquired	$209,964

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Discontinued Operations

NOTE 4—Discontinued Operations

        Spin-off of Financing    In 2009, the Company completed the spin-off of its Financing business and the merger of that business with Hanover Capital Mortgage Holdings, Inc. to create Walter Investment Management Corp. ("Walter Investment"), which operates as a publicly traded real estate investment trust. The subsidiaries and assets that Walter Investment owned at the time of the spin-off included all assets of Financing except for those associated with the workers' compensation program and various other run-off insurance programs within Cardem Insurance Co., Ltd. As a result of the spin-off, the Company no longer has any ownership interest in Walter Investment. Amounts previously reported in the Financing segment are presented as discontinued operations for the years ended December 31, 2010 and 2009.

        Closure of Homebuilding    In 2008, the Company made the decision to close the Homebuilding business. This decision was reached despite the efforts of management and employees, including a major restructuring during 2008 that closed nearly half of the sales centers. After the decision was made, the Company immediately took steps to liquidate the remaining assets and wind down the business. This wind down was substantially complete in 2009 and as a result, the Company has reported the results of operations, assets, liabilities and cash flows of the Homebuilding segment as discontinued operations for the years ended December 31, 2010 and 2009.

        Closure of Kodiak Mining Co.    In 2008, the Company announced the permanent closure of the underground coal mine operations of Kodiak Mining Company, LLC ("Kodiak"), which is wholly-owned by Walter Minerals, due to high operational costs, difficult operating conditions and a challenging pricing environment for Kodiak's product. As such, the Company has reported the results of operations, assets, liabilities and cash flows of Kodiak as discontinued operations for the years ended December 31, 2010 and 2009.

        The table below presents the significant components of operating results included in loss from discontinued operations (primarily Financing, Homebuilding and Kodiak) for the years ended December 31, 2010 and 2009 (in thousands):

	For the years ended December 31,
	2010	2009
Sales and revenues	$4,293	$83,673

Loss from discontinued operations before income tax expense (benefit)	$(5,856)	$(3,725)
Income tax expense (benefit)	(2,228)	967

Loss from discontinued operations	$(3,628)	$(4,692)

        Prior to the Company discontinuing these operations, the Company allocated certain corporate expenses, limited to specifically identified costs and other corporate shared services which supported segment operations, to discontinued operations. These costs represented expenses that had historically been allocated to and recorded by the Company's operating segments as selling, general and administrative expenses. The Company did not elect to allocate corporate interest expense to discontinued operations.

        The remaining assets and liabilities of Homebuilding and Kodiak included as discontinued operations in the consolidated balance sheet as of December 31, 2010 are shown below (in thousands):

December 31, 2010
Cash and cash equivalents	$535
Receivables, net	563
Inventories	613
Property, plant and equipment, net	3,691
Other assets	510

Total assets(a)	$5,912

Accounts payable	$943
Accrued expenses	6,045
Other liabilities	750

Total liabilities(a)	$7,738

(a)
Total assets and liabilities of discontinued operations are shown as "current" in the consolidated balance sheet at December 31, 2010.

Equity Award Plans	12 Months Ended
Dec. 31, 2011
Equity Award Plans
Equity Award Plans

NOTE 5—Equity Award Plans

        The stockholders of the Company approved the 2002 Long-Term Incentive Award Plan (the "2002 Plan"), under which an aggregate of 4.3 million shares of the Company's common stock, as restated to reflect the modification for the Financing spin-off, have been reserved for grant and issuance of incentive and non-qualified stock options, stock appreciation rights and stock awards.

        Under the 2002 Plan, an option becomes exercisable at such times and in such installments as set by the Compensation Committee of the Board of Directors (generally, vesting occurs over three years in equal annual increments), but no option will be exercisable after the tenth anniversary of the date on which it is granted. The Company may also issue restricted stock units. The Company has issued restricted stock units which generally fully vest after three years of continuous employment or over three years in equal annual increments.

        Upon completion of the Western Coal acquisition, all of the outstanding options to purchase Western Coal common shares that were not exercised prior to the acquisition were exchanged for fully-vested and immediately exercisable Walter energy stock options. The Company issued 193,498 stock options in exchange for the Western Coal stock options outstanding as of April 1, 2011.

        For the years ended December 31, 2011, 2010 and 2009, the Company recorded stock-based compensation expense for its continuing operations related to equity awards totaling approximately $9.2 million, $3.3 million, and $6.7 million, respectively. These amounts are included in selling, general and administrative expenses and have been allocated to the reportable segments. The total income tax benefits in the Company's continuing operations recognized in the statements of operations for share-based compensation arrangements were $3.2 million, $1.2 million, and $2.4 million during 2011, 2010 and 2009, respectively.

        A summary of activity related to stock options during the year ended December 31, 2011, including awards applicable to discontinued operations, is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($000)
Outstanding at December 31, 2010	514,708	$28.54
Granted	80,432	$116.78
Granted in exchange for Western Coal stock options	193,498	$50.16
Exercised	(265,833)	$33.70
Cancelled	(27,481)	$126.04

Outstanding at December 31, 2011	495,324	$43.13	5.5	$12,259

Exercisable at December 31, 2011	381,507	$34.02	4.6	$10,623

        Weighted average assumptions used to determine the grant-date fair value of options granted were:

	For the year ended December 31,
	2011(1)	2010	2009
Risk free interest rate	0.88%	2.22%	2.12%
Dividend yield	0.52%	0.75%	0.75%
Expected life (years)	2.46	5.10	5.24
Volatility	57.51%	69.64%	64.37%
(1)
Includes fully vested replacement stock options issued on April 1, 2011 in connection with the acquisition of Western Coal described in Note 3, which significantly reduced the expected life as compared to prior periods.

        The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant with a term equal to the expected life. The expected dividend yield is based on the Company's estimated annual dividend payout at grant date. The expected term of the options represents the period of time the options are expected to be outstanding. Expected volatility is based on historical volatility of the Company's share price for the expected term of the options.

        A summary of activity related to restricted stock units during the year ended December 31, 2011, including awards applicable to discontinued operations, is as follows:

	Shares	Aggregate Intrinsic Value ($000)	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2010	201,838
Granted	144,517
Vested	(127,598)
Cancelled	(55,510)

Outstanding at December 31, 2011	163,247	$9,886	1.47

        The weighted-average grant-date fair values of stock options granted during the years ended December 31, 2011, 2010 and 2009 were $81.82, $46.43 and $10.67, respectively. The weighted-average grant-date fair values of restricted stock units granted during the years ended December 31, 2011, 2010 and 2009 were $133.15, $82.30 and $20.70, respectively. The total amount of cash received from exercise of stock options was $8.9 million, $17.1 million and $9.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. The total intrinsic value of stock awards exercised or converted during 2011 was $24.2 million and $7.7 million, respectively, and the total intrinsic value of stock awards exercised or converted during 2010 was $43.1 million and $11.0 million, respectively. The total intrinsic value of stock awards exercised or converted during 2009 was $20.0 million and $3.0 million, respectively. The total fair value of shares vested during the years 2011, 2010 and 2009 was $4.9 million, $5.8 million and $9.0 million respectively.

        Unrecognized compensation costs related to non-vested share-based compensation arrangements granted were approximately $12.6 million, $2.3 million and $5.4 million as of December 31, 2011, 2010 and 2009, respectively. These costs are to be recognized over a weighted average period of 2.3 years.

Employee Stock Purchase Plan

        All full-time employees of the Company who have attained the age of majority in the country in which they reside are eligible to participate in the employee stock purchase plan, which was adopted in January 1996 and amended in April 2004. The Company contributes a sum equal to 15% (20% after five years of continuous participation) of each participant's actual payroll deduction as authorized, and remits such funds to a designated brokerage firm that purchases, in the open market, shares of the Company's common stock for the accounts of the participants. The total number of shares that may be purchased under the plan is 3.5 million. Total shares purchased under the plan during the years ended December 31, 2011, 2010 and 2009 were approximately 29,500, 20,000 and 47,000, respectively, and the Company's contributions recognized as expense were approximately $0.4 million, $0.2 million and $0.3 million, respectively, during such years.

Receivables	12 Months Ended
Dec. 31, 2011
Receivables
Receivables

NOTE 6—Receivables

        Receivables are summarized as follows (in thousands):

	December 31,
	2011	2010
Trade receivables	$233,568	$130,904
Other receivables	86,493	14,856
Less: Allowance for losses	(6,718)	(2,522)

Receivables, net	$313,343	$143,238

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories
NOTE 7—Inventories         Inventories are summarized as follows (in thousands):

	December 31,
	2011	2010
Coal	$180,537	$69,110
Raw materials and supplies	59,900	28,521

Total inventories	$240,437	$97,631

Mineral Interests and Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Mineral Interests and Property, Plant and Equipment
Mineral Interests and Property, Plant and Equipment

NOTE 8—Mineral Interests and Property, Plant and Equipment

        The book value of mineral interests totaled $3,140.5 million and $34.9 million as of December 31, 2011 and 2010, respectively. Accumulated amortization totaled $84.2 million and $17.6 million as of December 31, 2011 and 2010, respectively.

        Property, plant and equipment are summarized as follows (in thousands):

	December 31,
	2011	2010
Land	$85,439	$68,695
Land improvements	14,484	12,356
Buildings and leasehold improvements	562,263	25,091
Mine development costs	36,796	84,930
Machinery and equipment	991,794	614,262
Gas properties and related development	222,711	305,697
Construction in progress	332,474	94,798

Total	2,245,961	1,205,829
Less: Accumulated depreciation and depletion	(614,628)	(433,133)

Net	$1,631,333	$772,696

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

NOTE 9—Income Taxes

        Income tax expense (benefit) applicable to continuing operations consists of the following (in thousands):

	For the years ended December 31,
	2011			2010			2009
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
Federal	$37,307	$80,701	$118,008	$77,400	$75,579	$152,979	$3,423	$35,515	$38,938
State	6,226	3,108	9,333	27,597	7,595	35,192	9,683	(6,477)	3,206
Foreign	20,889	(17,006)	3,883	—	—	—	—	—	—

Total	$64,422	$66,803	$131,225	$104,997	$83,174	$188,171	$13,106	$29,038	$42,144

        The foreign provision for income taxes is based on foreign pretax earnings of $84.0 million in 2011. The Company did not have foreign operations in 2010 and 2009. The Company records a provision for income taxes on amounts that may be repatriated but not on undistributed foreign earnings of the Company's foreign subsidiaries that are intended to be indefinitely reinvested in operations outside of the United States. As of December 31, 2011, United States income taxes have not been provided on the cumulative earnings of foreign subsidiaries considered to be indefinitely reinvested in operations outside of the United States.

        Deferred tax assets and liabilities reflect the effects of tax losses, credits, and the future income tax effects of temporary differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and are measured using enacted tax rates that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

        As of December 31, 2011 and December 31, 2010, the significant components of the Company's deferred income tax assets and liabilities were (in thousands):

	December 31,
	2011	2010
Deferred income tax assets:
Net operating loss and credit carryforwards	$56,970	$31,578
Accrued expenses	18,773	17,367
Contingent interest	36,441	33,515
Postretirement benefits other than pensions	219,399	183,711
Pension obligations	20,229	22,071
Other	31,760	29,476

Total deferred tax assets	383,572	317,718
Less: valuation allowance for deferred tax assets	(1,729)	(1,549)

Net deferred income tax asset	381,843	316,169

Deferred income tax liabilities:
Prepaid expenses	(11,915)	(10,181)
B.C. minerals tax	(263,422)	—
Property, plant and equipment	(965,463)	(94,097)

Total deferred income tax liabilities	(1,240,800)	(104,278)

Net deferred income tax (liability) asset	$(858,957)	$211,891

Deferred income taxes are classified as follows:
Current deferred income tax asset	$61,079	$62,371
Noncurrent deferred income tax asset	109,300	149,520
Noncurrent deferred income tax liability, net	(1,029,336)	—

Net deferred tax (liability) asset	$(858,957)	$211,891

        At December 31, 2011, approximately $41.0 million of federal net operating losses ("NOLs") and $71.6 million of state tax NOLs were available. The NOLs primarily expire between 2025 and 2031. We believe the U.S. operations will have sufficient taxable income to utilize the domestic NOLs prior to expiration.

        At December 31, 2011, approximately $161.9 million of non-U.S. NOLs were available. Canadian NOLs of $121.5 million will expire between 2025 and 2031. U.K. NOLs of $40.4 million have an indefinite carryforward period. As of December 31, 2011 we had valuation allowances totaling $1.7 million primarily for non-U.S. capital loss carry forwards not expected to provide future tax benefits.

        The income tax expense (benefit) at the Company's effective tax rate differed from the U.S. statutory rate of 35% as follows (in thousands):

	For the years ended December 31,
	2011	2010	2009
Income from continuing operations before income tax expense	$494,823	$577,596	$183,994

Tax expense at statutory tax rate of 35%	$173,188	$202,159	$64,398
Effect of:
Excess depletion benefit	(32,370)	(31,572)	(18,693)
Impact of foreign taxes	(36,545)	—	—
B.C. minerals tax	11,954	—	—
State and local income tax, net of federal effect	7,394	26,134	2,158
U.S. domestic production activities benefit	(5,583)	(3,871)	—
Acquisition costs	8,078	—	—
Other	5,109	(4,679)	(5,719)

Tax expense recognized	$131,225	$188,171	$42,144

        Our effective tax rate for 2011 declined from 2010 due primarily to certain undistributed foreign earnings for which U.S. taxes are not provided because such earnings are intended to be indefinitely reinvested outside of the U.S. The effective tax rate was also impacted by certain foreign taxes, including the British Columbia, Canada minerals tax, which were not applicable to the Company in 2010.

        The Company's income taxes payable have been reduced by the tax benefits from employee stock plan awards. For stock options, the Company receives an income tax benefit calculated as the difference between the fair market value of the stock issued at the time of the exercise and the option price, tax effected. For restricted stock units, the Company receives an income tax benefit upon the award's vesting equal to the tax effect of the underlying stock's fair market value. The Company had net excess tax benefits from equity awards of $23.6 million, $16.8 million, and $6.8 million in 2011, 2010, and 2009, respectively.

        The Company files income tax returns in the U.S., Canada, UK, Australia and in various state, provincial and local jurisdictions which are routinely examined by tax authorities in these jurisdictions. The statute of limitations related to the U.S. consolidated federal income tax return is closed for the years prior to August 31, 1983 and for the years ended May 31, 1997, 1998 and 1999. The impact of any U.S. federal changes for these years on state income taxes remains subject to examination for a period up to five years after formal notification to the states. The Company generally remains subject to income tax in various states for prior periods ranging from three to eleven years depending on jurisdiction. In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to six years.

        On December 27, 1989, the Company and most of its U.S. subsidiaries each filed a voluntary petition for reorganization under Chapter 11 of Title 11 of the United States Code (the "Bankruptcy Proceedings") in the United States Bankruptcy Court for the Middle District of Florida, Tampa Division (the "Bankruptcy Court"). The Company emerged from bankruptcy on March 17, 1995 (the "Effective Date") pursuant to the Amended Joint Plan of Reorganization dated as of December 9, 1994, as modified on March 1, 1995 (as so modified the "Consensual Plan"). Despite the confirmation and effectiveness of the Consensual Plan, the Bankruptcy Court continues to have jurisdiction over, among other things, the resolution of disputed prepetition claims against the Company and other matters that may arise in connection with or related to the Consensual Plan, including claims related to federal income taxes.

        In connection with the U.S. Bankruptcy Proceedings, the Internal Revenue Service ("IRS") filed a proof of claim in the Bankruptcy Court (the "Proof of Claim") for a substantial amount of taxes, interest and penalties with respect to fiscal years ended August 31, 1983 through May 31, 1994. The Company filed an adversary proceeding in the Bankruptcy Court disputing the Proof of Claim (the "Adversary Proceeding") and the various issues have been litigated in the Bankruptcy Court. An opinion was issued by the Bankruptcy Court in June 2010 as to the remaining disputed issues. The Bankruptcy Court instructed both parties to submit a proposed final order addressing all issues that have been litigated for the tax years 1983 through 1995 in the Adversary Proceeding by late August 2010. At the request of both parties, the Bankruptcy Court granted an extension of time of 90 days from the initial submission date to submit the proposed final order. Additional extensions of time to submit the proposed final order were granted in November 2010, February 2011, May 2011 and September 2011. At the request of both parties, in January 2012 the Bankruptcy Court granted an additional extension of time until May 10, 2012 to submit the proposed final order.

        The amounts initially asserted by the Proof of Claim do not reflect the subsequent resolution of various issues through settlements or concessions by the parties. The Company believes that any financial exposure with respect to those issues that have not been resolved or settled in the Proof of Claim is limited to interest and possible penalties and the amount of tax assessed has been offset by tax reductions in future years. All of the issues in the Proof of Claim, which have not been settled or conceded, have been litigated before the Bankruptcy Court and are subject to appeal but only at the conclusion of the entire Adversary Proceeding.

        The Company believes that those portions of the Proof of Claim, which remain in dispute or are subject to appeal, substantially overstate the amount of taxes allegedly owed. However, because of the complexity of the issues presented and the uncertainties associated with litigation, the Company is unable to predict the ultimate outcome of the Adversary Proceeding.

        The IRS completed its audit of the Company's federal income tax returns for the years ended May 31, 2000 through December 31, 2005. The IRS issued 30-Day Letters to the Company in June 2010, proposing changes to tax for these tax years. The Company filed a formal protest with the IRS within the prescribed 30-day time limit for those issues which have not been previously settled or conceded. The IRS filed a rebuttal to the Company's formal protest and the case was assigned to the Appeals Division of the IRS. The Appeals Division convened a hearing on March 8, 2011 and heard arguments from both parties as to issues not settled or conceded for the 2000 through 2005 audit period. At this time, no final resolution has been reached with the Appeals Division pertaining to these matters. The disputed issues in this audit period are similar to the issues remaining in the Proof of Claim and consequently, should the IRS prevail on its positions, the Company believes its financial exposure is limited to interest and possible penalties.

        The IRS is conducting an audit of the Company's income tax returns filed for 2006 through 2008. Since the IRS examination is ongoing, any resulting tax deficiency or overpayment cannot be estimated at this time. The Company expects the current IRS exam to conclude during 2012. During the next year, the statute of limitations for assessing additional income tax deficiencies will expire for certain tax years in several state tax jurisdictions. The expiration of the statute of limitations for these years is expected to have an immaterial impact on the total uncertain income tax positions and net income.

        The Company believes that all of its current and prior tax filing positions have substantial merit and intends to defend vigorously any tax claims asserted. The Company believes that it has sufficient accruals to address any claims, including interest and penalties, and as a result, believes that any potential difference between actual losses and costs incurred and the amounts accrued would be immaterial.

        A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows (in thousands):

	December 31,
	2011	2010
Gross unrecognized tax benefits at beginning of year	$39,191	$34,300
Increases for tax positions taken in prior years	31,704	5,216
Increases in tax positions for the current year	23,169	—
Decreases for changes in temporary differences	(1,306)	(325)

Gross unrecognized tax benefits at end of year	$92,758	$39,191

        The total amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate totaled $92.1 million and $37.3 million at December 31, 2011 and 2010, respectively. The Company recognizes interest expense and penalties related to unrecognized tax benefits in interest expense and selling, general and administrative expenses, respectively.

        For the years ended December 31, 2011, 2010 and 2009, interest expense includes $7.2 million, $5.6 million and $7.4 million, respectively, for interest accrued on the liability for unrecognized tax benefits and for issues identified in the Proof of Claim. As of December 31, 2011, the Company had accrued interest and penalties related to unrecognized tax benefits and the Adversary Proceeding of $105.3 million. Due to the uncertainties associated with litigation and the Adversary Proceeding, the Company is unable to predict the amount, if any, of the change in the gross unrecognized tax benefits balance in the next twelve months.

Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

NOTE 10—Debt

        Debt consisted of the following (in thousands):

	December 31, 2011	December 31, 2010	Weighted Average Stated Interest Rate At December 31, 2011	Estimated Final Maturity
2011 term loan A	$894,837	$—	3.44%	2016
2011 term loan B	1,333,163	—	4.00%	2018
2005 term loan	—	136,062
Revolving credit facility	10,000	—	3.28%	2016
Other(1)	87,715	32,411	Various	Various

Total debt	2,325,715	168,473
Less current debt	(56,695)	(13,903)

Total long-term debt	$2,269,020	$154,570

(1)
This balance includes capital lease obligations (see Note 14) and an equipment financing agreement.

        The Company's minimum debt repayment schedule, excluding interest, as of December 31, 2011 is as follows (in thousands):

	Payments Due
	2012	2013	2014	2015	2016	Thereafter
2011 term loan A	$19,837	$82,500	$112,500	$517,500	$162,500	$—
2011 term loan B	—	—	—	—	10,163	1,323,000
Revolving credit facility	—	—	—	—	10,000	—
Other debt	36,858	27,215	17,530	6,058	54	—

	$56,695	$109,715	$130,030	$523,558	$182,717	$1,323,000

        2011 Credit Agreement    On April 1, 2011, the Company entered into a $2.725 billion credit agreement (the "2011 Credit Agreement") to partially fund the acquisition of Western Coal and to pay off all outstanding loans under the 2005 Credit Agreement described below. The 2011 Credit Agreement consists of (1) a $950.0 million principal amortizing term loan A facility maturing in April 2016, at which time the remaining outstanding principal is due, (2) a $1.4 billion principal amortizing term loan B facility maturing in April 2018, at which time the remaining outstanding principal is due and (3) a $375.0 million multi-currency revolving credit facility ("Revolver") maturing in April 2016, at which time any remaining balance is due. The Revolver provides for operational needs and letters of credit. The Company's obligations under the 2011 Credit Agreement are secured by substantially all of the Company's domestic and foreign real, personal and intellectual property. The 2011 Credit Agreement contains customary events of default and covenants, including among other things, covenants that restrict but do not prevent the ability of the Company and its subsidiaries to incur certain additional indebtedness, create or permit liens on assets, pay dividends and repurchase stock, engage in mergers or acquisitions and make investments and loans. The 2011 Credit Agreement also includes certain financial covenants that must be maintained.

        The Revolver, term loan A and term loan B interest rates are tied to LIBOR or the Canadian Dealer Offered Rate ("CDOR"), plus a credit spread ranging from 225 to 300 basis points for the Revolver and term loan A, and 275 to 300 basis points on the term loan B adjusted quarterly based on the Company's total leverage ratio as defined by the 2011 Credit Agreement. The term loan B has a minimum LIBOR floor of 1.0%. The Revolver loans can be denominated in either U.S. dollars or Canadian dollars at the Company's option. The commitment fee on the unused portion of the Revolver is 0.5% per year for all pricing levels. As of December 31, 2011, the Revolver had $10.0 million in borrowings, with $71.2 million outstanding stand-by letters of credit and $293.8 million of availability for future borrowings.

        2005 Credit Agreement, as Amended    On April 1, 2011, in connection with the acquisition of Western Coal, the Company repaid all outstanding loans and accrued interest under the 2005 credit agreement, as amended ("2005 Credit Agreement") and it was simultaneously terminated. No penalties were due in connection with the repayments. As of March 31, 2011 the 2005 Credit Agreement included (1) an amortizing term loan facility ("2005 Term Loan") with an initial aggregate principal amount of $450.0 million and (2) a $300.0 million revolving credit facility ("2005 Revolver") which provided for loans and letters of credit. The 2005 Term Loan bore interest at LIBOR plus as much as 300 basis points and required quarterly principal payments of $0.4 million through October 3, 2012, at which time the remaining outstanding principal was to be due. The 2005 Revolver bore interest at LIBOR plus as much as 400 basis points and was due to mature on July 2, 2012. The commitment fee on the unused portion of the 2005 Revolver was 0.5% per year for all pricing levels. The Company's obligations under the 2005 Credit Agreement were secured by substantially all of the Company's real, personal and intellectual property.

Pension and Other Employee Benefits	12 Months Ended
Dec. 31, 2011
Pension and Other Employee Benefits
Pension and Other Employee Benefits

NOTE 11—Pension and Other Employee Benefits

        The Company has various defined benefit pension plans covering certain U.S. salaried employees and eligible hourly employees. In addition to its own pension plans, the Company contributes to a multi-employer defined benefit pension plan covering eligible employees who are represented by the United Mine Workers of America ("UMWA"). The Company funds its retirement and employee benefit plans in accordance with the requirements of the plans and, where applicable, in amounts sufficient to satisfy the "Minimum Funding Standards" of the Employee Retirement Income Security Act of 1974 ("ERISA"). The plans provide benefits based on years of service and compensation or at stated amounts for each year of service.

        The Company also provides certain postretirement benefits other than pensions, primarily healthcare, to eligible retirees. The Company's postretirement benefit plans are not funded. New salaried employees have been ineligible to participate in postretirement healthcare benefits since May 2000. Effective January 1, 2003 the Company placed a monthly cap on Company contributions for postretirement healthcare coverage.

        The Company is required to measure plan assets and liabilities as of the fiscal year-end reporting date. As of December 31, 2011 and 2010, respectively, all of our pension plans have obligations that exceed plan assets. The amounts recognized for all of the Company's pension and postretirement benefit plans are as follows (in thousands):

	Pension Benefits		Other Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Accumulated benefit obligation	$246,021	$235,727	$577,918	$476,101

Change in projected benefit obligation:
Benefit obligation at beginning of year	$250,005	$226,580	$476,101	$452,659
Service cost	5,163	4,419	6,160	3,014
Interest cost	12,576	12,906	25,140	26,040
Actuarial loss	5,895	16,338	84,796	16,594
Benefits paid	(11,027)	(10,238)	(21,813)	(22,732)
Plan amendments	375	—	104	—
Plan settlements	(4,207)	—	—	—
Business combinations	—	—	7,430	—
Other	—	—	—	526

Benefit obligation at end of year	$258,780	$250,005	$577,918	$476,101

Change in plan assets:
Fair value of plan assets at beginning of year	$191,736	$160,944	$—	$—
Actual gain on plan assets	1,163	21,270	—	—
Employer contributions	24,871	19,760	21,813	22,732
Benefits paid	(11,026)	(10,238)	(21,813)	(22,732)
Plan settlements	(4,207)	—	—	—

Fair value of plan assets at end of year	$202,537	$191,736	—	—

Unfunded status of the plan	$(56,243)	$(58,269)	$(577,918)	$(476,101)

Amounts recognized in the balance sheet:
Other current liabilities	$(5,083)	$(8,892)	$—	$—
Accumulated postretirement benefits obligation
Current			$(27,247)	$(24,753)
Long-term			(550,671)	(451,348)
Other long-term liabilities	(51,160)	(49,377)	—	—

Net amount recognized	$(56,243)	$(58,269)	$(577,918)	$(476,101)

Amounts recognized in accumulated other comprehensive income, pre-tax
Prior service cost	$1,290	$1,187	$9,916	$8,852
Net actuarial loss	106,479	96,090	275,049	200,299

Net amount recognized	$107,769	$97,277	$284,965	$209,151

        The components of net periodic benefit cost are as follows (in thousands):

	Pension Benefits			Other Benefits
	For the years ended December 31,			For the years ended December 31,
	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$5,163	$4,419	$4,154	$6,160	$3,014	$3,049
Interest cost	12,576	12,906	12,458	25,140	26,040	23,294
Expected return on plan assets	(15,717)	(13,076)	(11,304)	—	—	—
Amortization of prior service cost (credit)	272	304	304	(961)	(2,098)	(1,950)
Amortization of net actuarial loss	8,252	8,922	9,356	10,046	14,522	6,440
Settlement loss	1,807	—	—	—	—	—

Net periodic benefit cost for continuing operations	$12,353	$13,475	$14,968	$40,385	$41,478	$30,833

        The estimated portion of net prior service cost and net actuarial loss remaining in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost in 2012 are as follows (in thousands):

	Pension Benefits	Other Benefits
Prior service cost	$256	$1,045
Net actuarial loss	9,252	14,725

Net amount to be recognized	$9,508	$15,770

        Changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss in 2011 are as follows (in thousands):

	Pension Benefits	Other Benefits	Total
Current year net actuarial loss	$20,544	$84,796	$105,340
Current year prior service cost	374	104	478
Amortization of actuarial loss	(10,059)	(10,046)	(20,105)
Amortization of prior service cost (credit)	(272)	961	689

Total	10,587	75,815	86,402
Deferred income taxes	(4,037)	(29,141)	(33,178)

Total recognized in other comprehensive (income) loss, net of taxes	$6,550	$46,674	$53,224

        A summary of key assumptions used is as follows:

	Pension Benefits			Other Benefits
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.02%	5.30%	5.90%	5.14%	5.35%	5.90%
Rate of compensation increase	3.70%	3.70%	3.70%	—	—	—
Weighted average assumptions used to determine net periodic cost:
Discount rate	5.30%	5.90%	6.50%	5.35%	5.90%	6.50%
Expected return on plan assets	7.75%	8.25%	8.90%	—	—	—
Rate of compensation increase	3.70%	3.70%	3.70%	—	—	—

	December 31,
	2011		2010		2009
	Pre-65	Post-65	Pre-65	Post-65	Pre-65	Post-65
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	8.00%	8.00%	7.50%	7.50%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2016	2016	2016	2016

        The discount rate is based on a yield-curve approach which matches the expected cash flows to high quality corporate bonds available at the measurement date. The model constructs a hypothetical bond portfolio whose cash flows match the year-by-year, projected benefit cash flow from the benefit plan. The yield on this hypothetical portfolio is the maximum discount rate used. The yield curve is based on a universe of bonds available from the Barclays Capital bond database at the measurement date, with a quality rating of AA or better by Moody's or S&P. To minimize any potential distortion only bonds with significant issues of at least 100,000 outstanding are used. Bonds whose yields exceed two standard deviations from the yield curve derived from similar quality bonds are excluded. In addition, other tests are performed to eliminate bonds that do not appear to be priced properly by the market.

        The plan assets of the pension plans are held and invested by the Walter Energy, Inc. Subsidiaries Master Pension Trust ("Pension Trust"). The Pension Trust employs a total return investment approach whereby a mix of equity and fixed income investments are used to meet the long-term funding and near-term cash flow requirements of the pension plan. The asset mix strives to generate rates of return sufficient to fund plan liabilities and exceed the long-term rate of inflation, while maintaining an appropriate level of portfolio risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio is diversified across domestic and foreign equity holdings, and by investment styles and market capitalizations. Domestic equity holdings primarily consist of investments in large-cap and mid-cap companies located in the United States, and of investments in collective trusts managed to replicate the investment performance of industry standard investment indexes. Foreign equity holdings primarily consist of investments in domestically managed mutual funds located in the United States. Fixed income holdings are diversified by issuer, security type and principal and interest payment characteristics. Derivatives may be used to gain market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Fixed income and derivatives holdings primarily consist of investments in domestically managed mutual funds located in the United States. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual benefits liability measurements, and periodic asset/liability studies. Management believes the only significant concentration of investment risk lies in exposure to the U.S. domestic markets as compared to total global investment opportunities.

        Effective January 1, 2011, the Company lowered its expected return on plan assets from 8.25% to 7.75% given the decline in asset performance due to the ongoing global recession and disruption in the financial markets, as well as management's reevaluation of the ongoing impact of active management of assets by outside investment advisors. During 2009, the strategic allocation in the fixed income component was raised from 30% to 40% with a corresponding reduction in equity allocation from 70% to 60%. As a result of this change, the expected return on asset assumption decreased from 8.90% in 2009 to 8.25% in 2010. As of December 31, 2011, the Pension Trust's strategic asset allocation targets are as follows:

			Actual Allocation
	Strategic Allocation	Tactical Range
			2011	2010
Equity investments:
Large capitalization stocks	38.5%	29-48%	37.2%	39.1%
Mid capitalization stocks	8.5%	6-11%	9.5%	11.2%
Small capitalization stocks	0.0%	0%	0.0%	0.0%
International stocks	13.0%	9-17%	12.5%	11.6%

Total equity investments	60.0%	50-70%	59.2%	61.9%
Fixed income investments	40.0%	30-50%	39.0%	37.5%
Cash	0.0%	0-5%	1.8%	0.6%

Total	100.0%		100.0%	100.0%

        These ranges are targets and deviations may occur from time-to-time due to market fluctuations. Portfolio assets are typically rebalanced to the allocation targets at least annually.

        As of December 31, 2011, the fair values of the Pension Trust's assets were as follows ($ in thousands):

Asset category		Level 1(L1)	Level 2(L2)	Level 3(L3)
Cash	$3,568	X
Equity investments
Large cap value—Index(a)	16,586	X
Large cap value(b)	16,658	X
Large cap growth—Index(c)	21,195	X
Large cap growth(d)	20,894	X
Mid-cap growth(e)	19,350	X
International(f)	25,332	X
Fixed income investments:
Intermediate-term bond(g)	73,928	X
Long-term bond(h)	5,026	X

Total	$202,537

(a)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated equity index mutual fund that tracks the Russell 1000 Value Index.

(b)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the Russell 1000 Value Index.
(c)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated equity index mutual fund that tracks the Russell 1000 Growth Index.

(d)
This category primarily consists of U.S. common stocks selected using a large-capitalization, growth-oriented investment strategy with a goal of achieving a return above the Russell 1000 Growth Index.

(e)
This category primarily consists of U.S. common stocks selected using a mid-capitalization, growth-oriented investment strategy with a goal of achieving a return above the Russell Mid Cap Index.

(f)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the MSCI EAFE Index.

(g)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the Barclays Capital U.S. Aggregate Bond Index.

(h)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated mutual fund that tracks the Barclays Capital U.S. Long Government/Credit Float Adjusted Index.

(L1)
These assets are equity securities or exchange traded funds whose fair value is determined from quoted prices on nationally recognized securities exchanges.

(L2)
The Pension Trust does not invest in any Level 2 assets with unobservable inputs.

(L3)
The Pension Trust does not invest in any Level 3 assets with significant unobservable inputs.

        The Pension Trust employs a building block approach in determining the long-term rate of return for plan assets. Historical market returns are studied and long-term risk/return relationships between equity and fixed income asset classes are analyzed. This analysis supports the widely accepted fundamental investment principle that assets with greater risk generate higher returns over long periods of time. The historical impact of returns in one asset class on returns of another asset class is reviewed to evaluate portfolio diversification benefits. Current market factors including inflation rates and interest rate levels are considered before assumptions are developed. The long-term portfolio return is established via the building block approach by adding interest rate risk and equity risk premiums to the anticipated long-term rate of inflation. Proper consideration is given to the importance of portfolio diversification and periodic rebalancing. Peer data and historical return assumptions are reviewed to check for reasonableness.

        Assumed healthcare cost trend rates, discount rates, expected return on plan assets and salary increases have a significant effect on the amounts reported for the pension and healthcare plans. A one-percentage-point change in the trend rate for these assumptions would have the following effects (in thousands):

	Increase (Decrease)
	1-Percentage Point Increase	1-Percentage Point Decrease
Health care cost trend:
Effect on total of service and interest cost components	$4,580	$(3,693)
Effect on postretirement benefit obligation	$79,862	$(65,409)
Discount rate:
Effect on postretirement service and interest cost components	$13,897	$(85)
Effect on postretirement benefit obligation	$(68,165)	$84,930
Effect on current year postretirement benefits expense	$(3,820)	$4,621
Effect on pension service and interest cost components	$127	$(237)
Effect on pension benefit obligation	$(26,555)	$32,101
Effect on current year pension expense	$(2,554)	$2,995
Expected return on plan assets:
Effect on current year pension expense	$(1,905)	$1,905
Rate of compensation increase:
Effect on pension service and interest cost components	$444	$(396)
Effect on pension benefit obligation	$3,452	$(3,185)
Effect on current year pension expense	$836	$(757)

        The Company's minimum pension plan funding requirement for 2012 is $28.1 million, which the Company expects to fully fund. The Company also expects to pay $27.2 million in 2012 for benefits related to its other postretirement healthcare plan. The following estimated benefit payments from the plans, which reflect expected future service, as appropriate, are expected to be paid as follows (in thousands):

	Pension Benefits	Other Postretirement Benefits Before Medicare Subsidy	Medicare Part D Subsidy
2012	$18,479	$29,006	$1,760
2013	$14,304	$31,102	$1,986
2014	$15,173	$32,952	$2,234
2015	$16,566	$34,626	$2,502
2016	$16,736	$36,268	$2,740
Years 2017-2021	$92,313	$197,460	$17,761

        The Company and certain of its subsidiaries maintain profit sharing and 401(k) plans. The total cost of these plans in 2011, 2010 and 2009 was $0.4 million, $0.4 million and $0.5 million, respectively.

UMWA Pension and Benefit Trusts

        The Company is required under its agreement with the UMWA to contribute to multi-employer plans providing pension, healthcare and other postretirement benefits. The risks of participating in these multi-employer plans are different from single-employer plans in the following aspects:

  •
  Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.
  •
  If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

  •
  The Employee Retirement Income Security Act of 1974 ("ERISA"), as amended in 1980, imposes certain liabilities on contributors to multi-employer pension plans in the event of a contributor's withdrawal from the plan.

        At December 31, 2011, approximately 38% of Walter Energy's workforce was represented by the UMWA and covered under our collective bargaining agreement which began July 11, 2012 and will expire December 31, 2016. During 2011 the number of UMWA represented employees increased by approximately 300 as a result of the acquisition of the North River mine described in Note 3.

UMWA 1974 Pension Plan

        The Company is required under the agreement with the UMWA to pay amounts to the 1974 UMWA Pension Plan ("the 1974 Pension Plan") based principally on hours worked by UMWA represented employees. The required contribution called for by our current collective bargaining agreement is $5.50 per hour worked. This cost is recognized as an expense in the year the payments are assessed. The benefits provided by the 1974 Pension Plan to the participating employees are determined based on age and years of service at retirement. The Company was listed in the 1974 Pension Plan's Form 5500, filed April 15, 2011, as providing more than 5 percent of the total contributions for the 2009 plan year.

        As of June 30, 2011, the most recent date for which information is available, the 1974 Pension Plan was underfunded. This determination was made in accordance with ERISA calculations. In October 2011, the Company received notice from the trustees of the 1974 Pension Plan stating that the plan is considered to be "seriously endangered" for the plan year beginning July 1, 2011. The Pension Protection Act ("Pensions Act") requires a funded percentage of 80% be maintained for this multi-employer pension plan, and if the plan is determined to have a funded percentage of less than 80% it will be deemed to be "endangered" or "seriously endangered", if the number of years to reach a projected funding deficiency equals 7 or less in addition to having a funded percentage of less than 80%, and if less than 65%, it will be deemed to be in "critical" status. The funded percentage certified by the actuary for the 1974 Pension Plan was determined to be 76.50% under the Pension Act.

        The Company faces risks and uncertainties by participating in the 1974 Pension Plan. All assets contributed to the plan are pooled and available to provide benefits for all participants and beneficiaries. As a result, contributions made by the Company benefit the employees of other employers. If the 1974 Pension Plan fails to meet ERISA's minimum funding requirements or fails to develop and adopt a rehabilitation plan, a nondeductible excise tax of five percent of the accumulated funding deficiency may be imposed on an employer's contribution to this multi-employer pension plan. As a result of the 1974 Pension Plan's "seriously endangered" status, steps must be taken under the Pension Act to improve the funded status of the plan. As a result, the Pension Act requires the 1974 Pension Plan to adopt a funding improvement plan no later than May 25, 2012, to improve the funded status of the plan, which may include increased contributions to the 1974 Pension Plan from employers in the future. Because our current collective bargaining agreement established our contribution obligations through December 31, 2016, our contributions to the 1974 Pension Plan should not increase during the term of the current collective bargaining agreement as a consequence of any funding improvement plan adopted by the 1974 Pension Plan to address the plan's seriously endangered status.

        Under current law governing multi-employer defined benefit plans, if the Company voluntarily withdrew from the 1974 Pension Plan, the currently underfunded multi-employer defined benefit plan would require the Company to make payments to the plan which would approximate the proportionate share of the multiemployer plan's unfunded vested benefit liabilities at the time of the withdrawal. The 1974 Pension Plan uses a modified "rolling five" method for calculating an employer's share of the unfunded vested benefits, or the withdrawal liability, for a plan year. An employer would be obligated to pay its pro-rata share of the unfunded vested benefits based on the ratio of hours worked by the employer's employees during the previous five plan years for which contributions were due compared to the number of hours worked by all the employees of the employers from which contributions were due. The 1974 Pension Plan's unfunded vested benefits at June 30, 2011, the end of the latest plan year, were $4.3 billion. The Company's percentage of hours worked compared during the previous five plan years to the total hours worked by all plan participants during the same period was estimated to be approximately 9%. The Company does not have any intention to withdraw from the plan; however, through June 30, 2012, the calculation of the Company's combined withdrawal liability amounts to $484.4 million.

        The following table provides additional information regarding the multiemployer plan in which the Company participates as of December 31, 2011 (in thousands):

		Pension Protection Act Zone Status
					Contributions of Walter Energy
	EIN/Pension Plan Number			FIP/RP Status Pending/Implemented				Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
Pension Fund		2011	2010		2011	2010	2009
United Mine Workers of America 1974 Pension Plan(1)	52-1050282/002	Yellow	Green	Yes	$19,520	$13,425	$10,732	No	12/31/2016
(1)
The enrolled actuary for the UMWA 1974 Pension Plan ("the Plan") certified to the U.S. Department of the Treasury and the plan sponsor that the Plan is in "Seriously Endangered Status" for the plan year beginning July 1, 2011 and ending June 30, 2012. A funding improvement plan is currently pending. Federal law requires the Plan to adopt a funding improvement plan by May 25, 2012.

UMWA Benefit Trusts

        The Coal Industry Retiree Health Benefit Act of 1992 ("Coal Act") created two multiemployer benefit plans: (1) the United Mine Workers of America Combined Benefit Fund ("Combined Fund") into which the former UMWA Benefit Trusts were merged, and (2) the 1992 Benefit Fund. The Combined Fund provides medical and death benefits for all beneficiaries of the former UMWA Benefit Trusts who were actually receiving benefits as of July 20, 1992. The 1992 Benefit Fund provides medical and death benefits to orphan UMWA-represented members eligible for retirement on February 1, 1993, and who actually retired between July 20, 1992 and September 30, 1994. The Coal Act provides for the assignment of beneficiaries to former employers and the allocation of unassigned beneficiaries (referred to as orphans) to companies using a formula set forth in the Coal Act. The Coal Act requires that responsibility for funding the benefits to be paid to beneficiaries, be assigned to their former signatory employers or related companies. This cost is recognized as an expense in the year the payments are assessed. The Company made no contributions to these funds for the years ended December 31, 2011 and 2010 and made contributions of $0.3 million during the year ended December 31, 2009.

        The UMWA 1993 Benefit Plan is a defined contribution plan that was created as the result of negotiations for the National Bituminous Coal Wage Agreement (NBCWA) of 1993. This plan provides healthcare benefits to orphan UMWA retirees who are not eligible to participate in the Combined Fund, or the 1992 Benefit Fund or whose last employer signed the 1993, or a later, NBCWA and who subsequently goes out of business. Contributions to the trust under the 2011 labor agreement are $0.50 per hour worked by UMWA represented employees for the year ended December 31, 2011. Contributions to the trust under the 2007 agreement were $1.42 per hour worked by UMWA represented employees for the year ended December 31, 2010, comprised of a $0.50 per hour worked under the labor agreement and $0.92 per hour worked by UMWA represented employees under the Tax Relief and Health Care Act of 2006 (the 2006 Act). Contributions to the trust under the 2007 agreement were $1.44 per hour worked by UMWA represented employees for the year ended December 31, 2009, comprised of a $0.50 per hour worked under the labor agreement and $0.94 per hour worked by UMWA represented employees under the 2006 Act. Total contributions to the UMWA 1993 Benefit Plan in 2011, 2010 and 2009 were $1.8 million, $3.8 million and $3.6 million, respectively.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

NOTE 12—Stockholders' Equity

        In September 2008 the Board of Directors approved a $50.0 million share repurchase program and in December 2008 the Board of Directors authorized a $50.0 million expansion of the Company's share repurchase program. The new program began on January 1, 2009 and purchases were based on liquidity and market conditions. Through December 31, 2009, the Company purchased a total of 2,747,659 shares for $79.4 million. The Company purchased an additional 270,159 shares for $20.5 million and completed the program during the second quarter of 2010. On May 14, 2010, the Board of Directors authorized a $45.0 million share repurchase program, which was substantially completed during the third quarter of 2010. Through December 31, 2010, a total of 3,658,408 shares were repurchased under the programs for a total cost of approximately $144.8 million. No shares were repurchased in 2011.

        On February 27, 2009, the Company's Board of Directors authorized and declared a dividend of one preferred stock purchase right (a "Right") for each share of common stock to stockholders of record as of the close of business on April 23, 2009. The shareholders approved this action and the Company entered into a rights agreement on April 24, 2009. Initially the Right is not exercisable and will trade with our common stock. The Right may be exercisable under certain circumstances, including a person or group acquiring, or the commencement of a tender or exchange offer that would result in a person or group acquiring, beneficial ownership of more than 20% of the outstanding shares of common stock. Upon exercise of the Right, each Right holder, other than the person or group triggering the plan, will have the right to purchase from us 1/1000th of a share of junior preferred stock (subject to adjustment) or, at the Company's option, shares of common stock having a value equal to two times the exercise price of the Right. Each fractional share of the junior preferred stock has terms designed to make it substantially the economic equivalent of one share of common stock. This rights agreement expires on April 23, 2012.

        On April 23, 2009, shareholders voted to grant the Company the authority to issue 20,000,000 shares of preferred stock, at a par value of $0.01 per share. The Board believes the ability to issue preferred stock is necessary in order to provide the Company with greater flexibility in structuring future capital raising transactions, acquisitions and/or joint ventures, including taking advantage of financing techniques that receive favorable treatment from credit rating agencies. No preferred shares have been issued.

        On April 1, 2011, the Company issued 8,951,558 common shares valued at $1.2 billion in connection with the acquisition of Western Coal as described in Note 3.

        In connection with the acquisition of Western Coal, the Company assumed all the outstanding warrants of Western Coal (see Note 3). Upon exercise the outstanding Western Coal warrants will entitle the holder to receive cash and shares of Walter Energy common stock that would have been issued if the warrants had been exercised immediately before closing of the acquisition. Warrants to purchase an aggregate of 19,119 shares of Walter Energy common stock are exercisable and outstanding as of December 31, 2011. The warrants have an exercise price of CAD$3.25 and expire on June 28, 2012.

Net Income Per Share	12 Months Ended
Dec. 31, 2011
Net Income Per Share
Net Income Per Share

NOTE 13—Net Income Per Share

        A reconciliation of the basic and diluted net income per share computations for the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands, except per share data):

	For the years ended December 31,
	2011		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Numerator:
Income from continuing operations	$363,598	$363,598	$389,425	$389,425	$141,850	$141,850

Loss from discontinued operations	$—	$—	$(3,628)	$(3,628)	$(4,692)	$(4,692)

Denominator:
Average number of common shares outstanding	60,257	60,257	53,179	53,179	53,076	53,076
Effect of dilutive securities
Stock awards and warrants(a)	—	354	—	521	—	743

	60,257	60,611	53,179	53,700	53,076	53,819

Income from continuing operations	$6.03	$6.00	$7.32	$7.25	$2.67	$2.64
Loss from discontinued operations	—	—	(0.07)	(0.07)	(0.09)	(0.09)

Net income per share	$6.03	$6.00	$7.25	$7.18	$2.58	$2.55

(a)
Stock awards represent the weighted average number of shares of common stock issuable on the exercise of dilutive employee stock options and restricted stock units, less the number of shares of common stock which could have been purchased with the proceeds from the exercise of such stock awards. These purchases were assumed to have been made at the average market price of the common stock for the period. The weighted average number of stock options outstanding of 31,511, 25,177, and 150,907 for the years ended December 31, 2011, 2010 and 2009, respectively, were excluded because their effect would have been anti-dilutive. Outstanding warrants entitle the holder to receive cash and shares of common stock upon exercise.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

NOTE 14—Commitments and Contingencies

Income Tax Litigation

        The Company is currently engaged in litigation with the IRS with regard to certain federal income tax issues; see Note 9 for a more complete explanation.

Environmental Matters

        The Company is subject to a wide variety of laws and regulations concerning the protection of the environment, both with respect to the construction and operation of its plants, mines and other facilities and with respect to remediating environmental conditions that may exist at its own and other properties.

        The Company believes that it is in substantial compliance with federal, state and local environmental laws and regulations. The Company accrues for environmental expenses resulting from existing conditions that relate to past operations when the costs are probable and can be reasonably estimated.

Walter Coke, Inc.

        Walter Coke entered into a decree order in 1989 relative to a Resource Conservation Recovery Act ("RCRA") compliance program mandated by the Environmental Protection Agency ("EPA"). A RCRA Facility Investigation ("RFI") Work Plan was prepared which proposed investigative tasks to assess the presence of contamination at the Walter Coke facility. A work plan was approved in 1994 and the Phase I investigations were conducted and completed between 1995 and 1999. Phase II investigations for the Chemical Plant/Coke Plant and Biological Treatment Facility and Sewers/Land Disposal Areas at the Walter Coke facility were performed in 2000 and 2001 and are complete. At the end of 2004, the EPA re-directed Walter Coke's RFI efforts toward completion of the Environmental Indicator ("EI") determinations for the Current Human Exposures. This EI effort was completed to assist the EPA in meeting goals set by the Government Performance Results Act ("GPRA") for RCRA by 2005. Walter Coke implemented the approved EI sampling plan in April 2005. The EPA approved and finalized the EI determinations for Walter Coke's Birmingham facility in September 2005. In an effort to refocus the RFI, the EPA approved technical comments on the Phase II RFI report and the report submitted as part of the EI effort. A Phase III work plan was submitted to the EPA during the first quarter of 2007. The EPA commented on the Phase III plan and Walter Coke responded. Subsequently, a meeting was held with the EPA during the third quarter of 2007 with the objective of finalization of the Phase III plan. Phase III sampling reports were submitted in March 2009 and June 2009. Beyond the scope of the Phase III activity performed in 2007 through 2009, additional requests by EPA expanded the scope of the project which required additional sampling and testing. In January 2008, as a follow-up to the EI determination, the EPA requested that Walter Coke perform additional soil sampling and testing in the neighborhoods surrounding its facility. Subsequent to EPA's initial request and presentation of a residential sampling plan to EPA by Walter Coke, the plan was finalized and community involvement initiated, with sampling and testing commencing in July 2009. The results of this sampling and testing were submitted to the EPA for review in December 2009. In conjunction with the plan, Walter Coke agreed to remediate portions of 23 properties based on the 2009 sampling and that process was started in July, 2011. As of December 31, 2011, Walter Coke had completed soil removal action at portions of 16 residential properties for which access agreements were obtained. In December 2011, the EPA notified Walter Coke in the form of a General Notice Letter that it proposed that the offsite remediation project be classified and managed as a Superfund site under CERCLA, allowing other Potentially Responsible Parties (PRP's) to be brought in.

        The Company has incurred costs to investigate the presence of contamination at the Walter Coke facility and to define remediation actions to address this environmental liability in accordance with the agreements reached with the EPA under the RFI and the residential soil sampling conducted by Walter Coke in the neighborhoods surrounding its facility. At December 31, 2011, the Company has an amount accrued that is probable and can be reasonably estimated for the costs to be incurred to identify and define remediation actions, as well as to perform certain remedial tasks which can be quantified, in accordance with the agreements reached and proposals that continue to be coordinated with the EPA to date. The amount of this accrual is not material to the financial statements. While it is probable that the Company will incur additional future costs to remediate environmental liabilities at the Walter Coke facility, the amount of these costs cannot be reasonably estimated at this time. Because the RCRA and CERCLA compliance programs are in the study phase with negotiation of final orders ongoing, until these processes are complete the Company is unable to fully estimate the cost of remediation activities that will be required. Although no assurances can be given that the Company will not be required in the future to make material expenditures relating to the Walter Coke site or other sites, management does not believe at this time that the cleanup costs, if any, associated with these sites will have a material adverse effect on the financial condition of the Company, but such cleanup costs could be material to results of operations in a future reporting period.

        The Company and Walter Coke were named in a suit filed by Louise Moore on April 26, 2011 (Louise Moore v. Walter Energy, Inc. and Walter Coke, Inc., Case No. 2:11-CV-01391) in the federal District Court for the Northern District of Alabama. This is a putative civil class action alleging state law tort claims arising from the alleged presence on properties of substances, including arsenic, BaP, and other hazardous substances, allegedly as a result of current and/or historic operations in the area conducted by the companies and/or their predecessors. This action is still in the earliest stages of litigation. On June 6, 2011, the plaintiff filed an amended complaint eliminating Walter Energy as a defendant and amending the claims alleged against Walter Coke to relate to Walter Coke's alleged conduct for the period commencing after March 2, 1995. Based on initial evaluation, management believes that both procedural and substantive defenses are available to the Company and Walter Coke expects to vigorously defend this matter. No specific dollar value has been claimed in the suit's demand for monetary damages. On June 20, 2011, Walter Coke filed a Motion to Dismiss which, was heard on October 28, 2011. As of the date of filing this annual report on Form 10-K, a ruling has not been received.

Maple Coal Company

        Maple Coal Company ("Maple") was the subject of a compliance order issued against its water discharge permit in April, 2007 by the West Virginia Department of Environmental Protection ("WVDEP"). This order provided that Maple would have until April 5, 2010 to comply with certain water quality-based effluent limitations for selenium concentrations in discharges from its mining operations.

        Maple sought a permit modification to extend the selenium compliance date beyond April 5, 2010. That permit modification application was denied by the WVDEP. Maple appealed that denial to the West Virginia Environmental Quality Board ("EQB"), which issued a Stay of those limits, to be effective until it had issued a ruling. The Kanawha County (West Virginia) Circuit Court also issued Stay Orders, preventing the selenium effluent limits in Maple's National Pollutant Discharge Elimination System ("NPDES") permit from taking effect until the exhaustion of all appeals from the WVDEP denial and the conclusion of the WVDEP's civil enforcement action.

        The EQB ruled against Maple's appeal. Maple has filed an appeal of these rulings (consolidated into one case) with the Fayette County (West Virginia) Circuit Court. In connection with this administrative appeal, Maple has also obtained a Stay Order from the Fayette County Circuit Court, suspending the effective date of the selenium limits in its NPDES permit pending the outcome of that appeal. The parties to that appeal agreed to defer briefing, pending negotiation of a comprehensive settlement of all such issues (discussed below) and the Court entered an order suspending the briefing schedule.

        In a related action, in June, 2010 the WVDEP instituted a civil enforcement action against Maple seeking to enforce effluent limits for non-selenium parameters found in the Maple permit, asserting violations of various in-stream water quality standards, and alleging a violation of the April 5, 2007 selenium compliance order. Maple has entered into a comprehensive Consent Decree with the WVDEP with civil penalties of $229,350 resolving that case and the EQB case mentioned above.

        In a second related action, in January, 2011 three environmental interest groups filed a Clean Water Act citizen's suit against Maple, seeking more than $14 million in civil penalties for selenium violations since April, 2010 and injunctive relief in the form of mandatory treatment plant installations. The plaintiffs filed a Motion for Partial Summary Judgment on Jurisdiction and Liability, and Maple filed a Cross-Motion for Summary Judgment. On September 2, 2011, the Court issued a Memorandum Opinion and Order (the "Sept. 2 Order") granting, in part, and denying, in part, both motions. In partially granting Maple's motion, the Court held that the plaintiffs' members had not shown a sufficient connection to establish standing to bring a claim as to discharges from one of the outlet under the Maple NPDES Permit at issue. The Court upheld jurisdiction over claims based on discharges from one of the outlets, and found that the plaintiffs were entitled to summary judgment on liability as to past and continuing selenium discharges from that outlet. The plaintiffs filed a Motion to Amend Judgment, asking the Court to reverse its Sept. 2 Order as to their dismissed claims, that was denied by Order dated October 24, 2011. Maple, in turn, filed a motion seeking the right to file an interlocutory appeal of that part of the Court's Sept. 2 Order that denied its motion to dismiss based on the WVDEP's diligent enforcement against Maple, which the Court denied by Order dated December 19, 2011. Maple has filed a Motion for Summary Judgment on the basis of mootnes with the entering into a Consent Order with WVDEP. As of the date of filing this annual report on Form 10-K, a ruling has not been received. A trial on civil penalties for past violations and injunctive relief to address continuing violations at the remaining outlet is scheduled for May, 2012.

        In addition, these same plaintiffs served a second Notice of Intent to Sue under the Clean Water Act on September 23, 2011, alleging that Maple Coal is liable for having caused selenium water quality standard violations authorized under a different NPDES permit. Maple responded to that Notice on October 31, 2011, and plaintiffs have not filed a lawsuit or amended their existing suit addressing those threatened claims.

        At present the likelihood of an unfavorable outcome as to the federal court citizens' suit is neither remote nor probable and no opinion can be offered regarding the likelihood of the citizens suit plaintiffs succeeding in this action. As such, the Company has not made a provision for these claims in its consolidated financial statements. Regardless of the manner of their disposition, however, civil penalties, mandatory treatment facility costs, and other costs that may ultimately be incurred as a result of these proceedings could be material.

Jim Walter Resources

        In July, 2011, Jim Walter Resources, Inc. ("JWR") reported a slurry spill at its North River mine to the Alabama Department of Environmental Management ("ADEM") and the Alabama Surface Mining Commission ("ASMC"). As a result, a penalty of $145,200 was assessed and paid to ASMC in November, 2011. A penalty of $60,000 was assessed by ADEM in December, 2011. JWR has expended approximately $5.0 million in remediation costs which is substantially complete and is pursuing insurance claims.

Securities Class Actions and Shareholder Derivative Actions

        On January 26, 2012, a putative class action was filed against Walter Energy and some of its current and former senior executive officers in the U.S. District Court for the Northern District of Alabama (Rush v. Walter Energy, Inc., et al.). The three executive officers named in the complaint are: Keith Calder, Walter's former CEO; Walter Scheller, the Company's current CEO; and Neil Winkelmann, former President of Walter's Canadian and European Operations (collectively the "Individual Defendants"). The complaint was filed by Peter Rush, a purported shareholder of Walter Energy who seeks to represent a class of Walter shareholders who purchased the common stock of Walter between April 20, 2011 and September 21, 2011.

        The complaint alleges that Walter and the Individual Defendants made false and misleading statements regarding the Company's operations outlook for the second quarter of 2011. The complaint further alleges that the Company and the Individual Defendants knew that these statements were misleading and failed to disclose material facts that were necessary in order to make the statements not misleading. Plaintiff claims violations of Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, and Section 20(a) of the 1934 Act. The Court has not yet appointed lead plaintiff or lead plaintiff's counsel. Defendants have yet to be served with a complaint in this action. Walter Energy and the other named defendants believe that there is no merit to the claims alleged and intend to vigorously defend the action.

        On February 7, 2012, a shareholder derivative lawsuit was filed in the 10th Judicial Circuit of Alabama (Israni v. Clark et al.). On February 10, 2012 a second shareholder derivative suit was filed in the same court (Himmel v. Scheller et al.), and on February 16, 2010 a third derivative suit was filed (Walters v. Scheller et al.). All three complaints name as defendants the Company's current Board of Directors, Keith Calder and Neil Winkelmann. The Company is named as a nominal defendant in each complaint. The three complaints allege similar facts to those alleged in the Rush complaint. The complaints variously assert state law claims, for breaches of fiduciary duties for alleged failures to maintain internal controls and to properly manage the Company, unjust enrichment, waste of corporate assets, gross mismanagement and abuse of control. The three derivative actions seek, among other things, recovery for the company for damages that the company suffered as a result of alleged wrongful conduct.

        Walter Energy and the other named defendants believe that there is no merit to the claims alleged and intend to vigorously defend these actions.

        In November, 2009, Western Coal was named as a defendant in a statement of claim issued by a plaintiff who seeks leave of the Ontario Courts to proceed with a securities class action. This claim also named Western Coal's former President and director, John Hogg, and two of its non-executive directors, John Brodie and Robert Chase, as defendants.

        The plaintiff subsequently delivered an amended claim that added new allegations that seeks to have the amended claim certified as a class action separately from the proposed securities class action allegations. The new allegations focused on certain transactions the plaintiff claims were oppressive and unfair to the interests of shareholders. The amended claim included additional defendants of Western Coal's former Chairman, John Byrne, its remaining non-executive directors John Conlon and Charles Pitcher, Audley European Opportunities Master Fund Limited, Audley Capital Management Limited, and Audley Advisors LLP.

        The proposed securities claims allege that those persons who acquired or disposed of Western Coal shares between November 14, 2007 and December 10, 2007 should be entitled to recover $200 million for general damages and $20 million in punitive damages. The plaintiff alleges that Western Coal's consolidated financial statements for the second quarter of fiscal 2008 and the accompanying news release issued on November 14, 2007 misrepresented Western Coal's financial condition and that Western Coal failed to make full, plain and true disclosure of all material facts and changes.

        The plaintiff's oppression claims are advanced in respect of security holders in the period between April 26, 2007 and July 13, 2009. The claims are that the defendants caused Western Coal to enter into transactions that had a dilutive effect on the interests of shareholders. The damages associated with these alleged dilutive effects have not been developed or quantified.

        The plaintiff's motions to proceed with securities claims and also to certify the securities and oppression claims as class actions were rescheduled to allow the plaintiff additional time to answer the Company's position. This has now been done. The hearing dates are set for June 2012.

        Western Coal and the other named defendants continue to, and will vigorously defend the allegations. They maintain that there is no merit to the claims and that the damages are without foundation and excessive. Accordingly, the Company has made no provision for the claims in its financial statements.

Miscellaneous Litigation

        The Company and its subsidiaries are parties to a number of other lawsuits arising in the ordinary course of their businesses. The Company records costs relating to these matters when a loss is probable and the amount can be reasonably estimated. The effect of the outcome of these matters on the Company's future results of operations cannot be predicted with certainty as any such effect depends on future results of operations and the amount and timing of the resolution of such matters. While the results of litigation cannot be predicted with certainty, the Company believes that the final outcome of such other litigation will not have a material adverse effect on the Company's consolidated financial statements.

Commitments and Contingencies—Other

        In the opinion of management, accruals associated with contingencies incurred in the normal course of business are sufficient. Resolution of existing known contingencies is not expected to significantly affect the Company's financial position and results of operations.

Undistributed Foreign Earnings

        The Company has not provided U.S. income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2011 because it intends to indefinitely reinvest such earnings outside the U.S. If this intent changes, additional income tax expense would likely be recorded due to the differential in tax rates between the U.S. and the international jurisdictions. If these foreign earnings were to be repatriated in the future, the related U.S. tax liability on such repatriation may be partially reduced by any foreign income taxes previously paid on these earnings. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable.

Ridley Terminal Services Agreement

        In connection with the acquisition of Western Coal, the Company assumed a terminal services agreement (the "Agreement") with Ridley Terminals Inc. located in British Columbia. The Agreement contains minimum throughput obligations each calendar year through December 31, 2020. If the Company does not meet its minimum throughput obligation, the Company shall pay Ridley Terminals a contractually specified amount per metric ton for the difference between the actual throughput and the minimum throughput requirement. The Company expects to meet future minimum throughput requirements and as such no liability has been established at December 31, 2011.

Lease Obligations

        The Company's leases are primarily for mining equipment, automobiles and office space. The total cost of assets under capital leases was $118.8 million and $9.4 million at December 31, 2011 and 2010, respectively. Accumulated amortization on assets under capital leases was $16.8 million and $4.2 million at December 31, 2011 and 2010, respectively. Amortization expense for capital leases is included in depreciation and depletion expense. Rent expense was $21.0 million, $13.7 million, and $10.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. Future minimum payments under non-cancellable capitalized and operating leases obligations as of December 31, 2011 are as follows (in thousands):

	Capitalized Leases	Operating Leases
2012	$29,843	$22,435
2013	20,948	16,310
2014	17,273	13,471
2015	5,980	7,327
2016	61	4,869
Thereafter	—	2,936

Total	74,105	$67,348

Less: amount representing interest and other executory costs	(6,002)

Present value of minimum lease payments	$68,103

        A substantial amount of the coal we mine is produced from mineral reserves leased from third-party land owners. These leases convey mining rights to the coal producer in exchange for royalties to be paid to the lessor either as a fixed amount per ton or as a percentage of the sales price. Although coal leases have varying renewal term and conditions, they generally last for the economic life of the reserves. Coal royalty expense was $111.5 million, $88.8 million and $41.6 million for the years ended December 31, 2011, 2010 and 2009 respectively.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

NOTE 15—Derivative Financial Instruments

Interest Rate Swaps

        On June 27, 2011, the Company entered into an interest rate swap agreement with a notional value of $450.0 million. The objective of the swap is to protect against the variability in expected future cash flows attributable to changes in the benchmark interest rate related to interest payments required under the 2011 Credit Agreement. The interest rate on the debt is subject to change due to fluctuations in the benchmark interest rate of 3-month LIBOR. The structure of the hedge is a three year amortizing interest rate swap based on a 1.17% fixed rate with fixed rate and floating rate payment dates effective July 18, 2011. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

        On December 30, 2008, the Company entered into an interest rate hedge agreement with a notional value of $31.5 million. The objective of the hedge is to protect against the variability in expected future cash flows attributable to changes in the benchmark interest rate related to 62 of the 64 monthly interest payments required under an equipment financing arrangement for a new longwall shield system entered into on October 21, 2008. The interest rate on the debt is subject to change due to fluctuations in the benchmark interest rate of 1-month LIBOR. The structure of the hedge is a 62 month amortizing interest rate swap based on a 1.84% fixed rate with fixed rate and floating rate payment dates effective February 1, 2009. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

Interest Rate Cap

        On June 27, 2011, the Company entered into an interest rate cap agreement related to interest payments required under the 2011 Credit Agreement with a notional value of $255.0 million. The objective of the cap is to protect against the variability in expected future cash flows attributable to changes in the benchmark interest rate above 2.00%. The interest rate on the debt is subject to change due to fluctuations in the benchmark interest rate of 3-month LIBOR. The structure of the hedge is a three year amortizing interest rate cap based on a strike price of 2.00% with fixed rate and floating rate payment dates effective July 7, 2011. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

Natural Gas Hedge

        Revenues derived from the sale of natural gas are subject to volatility based on changes in market prices. In order to reduce the risk associated with natural gas price volatility, on June 7, 2011 the Company entered into a one year swap contract to hedge 4.2 million MMBTUs of natural gas sales beginning in July 2011 and ending June 2012, at a price of $5.00 per MMBTU. The swap agreement will hedge approximately 35% of anticipated natural gas sales from July 2011 through June 2012. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

        The following table presents the fair values of the Company's derivative instruments as well as the classification in the Condensed Consolidated Balance Sheets (in thousands). See Note 16 for additional information related to the fair values of our derivative instruments.

	December 31, 2011	December 31, 2010
Asset derivatives designated as cash flow hedging instruments:
Natural gas hedge(1)	$4,050	$—
Interest rate cap(2)	432	—

Total asset derivatives	$4,482	$—

Liability derivatives designated as cash flow hedging instruments:
Interest rate swaps(3)	$5,683	$386

(1)
Included in other current assets.

(2)
$143 thousand is included in other current assets and $289 thousand is included in other long-term assets.

(3)
As of December 31, 2011, $1.8 million is included in other current liabilities and $3.9 million is included in other long-term liabilities. The December 31, 2010 balance was included in other long-term liabilities.

        The following tables present the gains and losses from derivative instruments for the years ended December 31, 2011 and 2010 and their location within the Consolidated Financial Statements (in thousands). The Company utilizes only cash flow hedges that are considered highly effective.

Derivatives designated as cash flow hedging instruments	Gain (loss) recognized in accumulated other comprehensive income, net of tax		Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings		Gain (loss) recognized in earnings
	For the years ended December 31,		For the years ended December 31,		For the years ended December 31,
	2011	2010	2011	2010	2011	2010
Natural gas hedges(1)	$2,309	$(386)	$2,387	$3,017	$—	$—
Interest rate swaps(2)	(3,294)	(210)	(1,342)	(375)	—	—
Interest rate cap(2)	269	—	—	—	—	—

Total	$(716)	$(596)	$1,045	$2,642	$—	$—

(1)
Amounts recorded in miscellaneous income in the Consolidated Statements of Operations

(2)
Amounts recorded in interest expense in the Consolidated Statements of Operations

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

NOTE 16—Fair Value of Financial Instruments

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three level hierarchy has been established for valuing assets and liabilities based on how transparent (observable) the inputs are that are used to determine fair value, with the inputs considered most observable categorized as Level 1 and those that are the least observable categorized as Level 3. Hierarchy levels are defined as follows:

Level 1:	Quoted prices in active markets for identical assets and liabilities;
Level 2:	Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and
Level 3:	Unobservable inputs that are supported by little or no market data which require the reporting entity to develop its own assumptions.

        The following table presents information about the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and indicate the fair value hierarchy of the valuation techniques utilized to determine such values. For some assets, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. When this is the case, the asset is categorized based on the level of the most significant input to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment and considers factors specific to the assets being valued. The Company's assets and liabilities measured at fair value on a recurring basis were not material at December 31, 2010.

	December 31, 2011
	Fair Value Measurements Using
				Total Fair Value
(in thousands)	Level 1	Level 2	Level 3
Assets:
Equity securities, trading	$12,369	$—	$—	$12,369
Equity securities, available-for-sale	12,099	—	—	12,099
Interest rate cap	—	432	—	432
Natural gas hedge	—	4,050	—	4,050

Total assets	$24,468	$4,482	$—	$28,950

Liabilities:
Interest rate swaps	$—	$5,683	$—	$5,683

        Below is a summary of the Company's valuation techniques for Level 1 and Level 2 financial assets and liabilities:

        Equity securities—As of December 31, 2011 the Company held equity investments in other current assets classified as trading and available-for-sale. Changes in the fair value of trading securities are recorded in other income and determined using observable market prices. For the year ended December 31, 2011 a loss of $2.9 million was recorded related to trading securities held at the reporting date. Changes in the fair value of available-for-sale securities are recorded in accumulated other comprehensive income (loss) and determined using observable market prices.

        Interest rate cap—The fair value of the interest rate cap was determined using quoted dealer prices for similar contracts in active over-the-counter markets.

        Natural gas hedge—The fair value of the natural gas hedge was determined using quoted dealer prices for similar contracts in active over-the-counter markets.

        Interest rate swaps—The fair value of interest rate swaps were determined using quoted dealer prices for similar contracts in active over-the-counter markets.

        The following methods and assumptions were used to estimate the fair value for which the fair value option was not elected:

        Cash and cash equivalents, receivables and accounts payable—The carrying amounts reported in the balance sheet approximate fair value.

        Debt—On April 1, 2011, the Company entered into a $2.725 billion credit agreement to partially fund the acquisition of Western Coal and to pay off all outstanding loans under the 2005 Credit Agreement (see Note 10). Debt associated with the Company's 2011 term loan A, term loan B and revolving credit facility in the amount of $894.8 million, $1.333 billion and $10.0 million at December 31, 2011, respectively, are carried at cost. The estimated fair value of the Company's term loan A, term loan B and revolving credit facility was $880.6 million, $1.319 billion and $9.7 million at December 31, 2011, respectively, based on similar transactions and yields in an active market for similarly rated debt (Level 2).

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

NOTE 17—Segment Information

        The Company's reportable segments are strategic business units arranged geographically which have separate management teams. The business units have been aggregated into three reportable segments following the Western Coal acquisition described in Note 1. These reportable segments are U.S. Operations, Canadian and U.K. Operations, and Other. Both the U.S. Operations and Canadian and U.K. Operations reportable segments primary business is that of mining and exporting metallurgical coal for the steel industry. The U.S. Operations segment includes Walter Energy's historical operating segments of Underground Mining, Surface Mining and Walter Coke as well as the results of the West Virginia mining operations acquired through the acquisition of Western Coal. The Canadian and U.K. segment includes the results of the mining operations located in Northeast British Columbia (Canada) and South Wales (United Kingdom). The Other segment primarily includes corporate expenses. Previously reported segment amounts have been restated to conform to the current period presentation.

        The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance primarily based on operating income of the respective business segments.

        Summarized financial information concerning the Company's reportable segments is shown in the following tables (in thousands):

	For the years ended December 31,
	2011	2010	2009
Revenues:
U.S. Operations	$1,871,182	$1,584,734	$964,358
Canadian and U.K. Operations	698,054	—	—
Other	2,122	2,996	2,469

Total Revenues(a)	$2,571,358	$1,587,730	$966,827

Segment operating income (loss):(b)
U.S. Operations	$561,370	$634,442	$231,256
Canadian and U.K. Operations	86,538	—	—
Other	(74,477)	(40,380)	(29,086)

Operating income	573,431	594,062	202,170
Less interest expense, net	(96,214)	(16,466)	(18,176)
Other income, net	17,606	—	—

Income from continuing operations before income tax expense	494,823	577,596	183,994
Income tax expense	(131,225)	(188,171)	(42,144)

Income from continuing operations	$363,598	$389,425	$141,850

	For the years ended December 31
	2011	2010	2009
Depreciation and depletion:
U.S. Operations	$155,702	$98,170	$72,533
Canadian and U.K. Operations	74,203	—	—
Other	776	532	406

Total	$230,681	$98,702	$72,939

Capital expenditures:
U.S. Operations	$149,996	$152,299	$95,672
Canadian and U.K. Operations	264,476	—	—
Other	94	5,177	626

Total	$414,566	$157,476	$96,298

	As of December 31,
	2011	2010	2009
Identifiable assets by segment:
U.S. Operations	$1,118,451	$1,021,534	$800,238
Canadian and U.K. Operations	5,021,521	—	—
Other	716,536	630,319	443,920
Assets of discontinued operations	—	5,912	15,198

Total	$6,856,508	$1,657,765	$1,259,356

Long-lived assets by country:
U.S.	$1,096,763	$790,001	$522,931
Canada	3,195,377	—	—
U.K.	395,451	—	—

Total	$4,687,591	$790,001	$522,931

(a)
Export sales were $2.0 billion, $1.2 billion and $728.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Export sales to customers in foreign countries in excess of 10% of consolidated revenues for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Percent of Consolidated Revenues For the years ended December 31,
Country	2011	2010	2009
Brazil	10.5%	24.9%	20.2%
U.K.	6.2%	10.3%	12.6%
Germany	9.8%	13.7%	14.0%
(b)
Segment operating income (loss) amounts include expenses for postretirement benefits. A breakdown by segment of postretirement benefits (income) expense is as follows (in thousands):

	For the years ended December 31,
	2011	2010	2009
U.S. Operations	$41,745	$43,228	$31,902
Canadian and U.K. Operations	—	—	—
Other	(1,360)	(1,750)	(1,069)

	$40,385	$41,478	$30,833

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

NOTE 18—Related Party Transactions

        The Company owns a 50% interest in the joint venture Black Warrior Methane ("BWM"), which is accounted for under the proportionate consolidation method. The Company has granted the rights to produce and sell methane gas from its coal mines to BWM. The Company also supplies labor to BWM and incurs costs, including property and liability insurance, to support the joint venture. The Company charges the joint venture for such costs on a monthly basis. These charges for 2011, 2010 and 2009 were $2.9 million, $2.5 million and $2.5 million, respectively.

        In connection with the acquisition of Western Coal on April 1, 2011, the Company acquired a 50% interest in the Belcourt Saxon Coal Limited Partnership ("Belcourt Saxon"). Belcourt Saxon owns two multi-deposit coal properties which are located approximately 40 to 80 miles south of the Wolverine surface mine in Northeast British Columbia. The joint venture was formed for the future exploration and development of surface coal mines. Belcourt Saxon is accounted for under the proportionate consolidation method. Costs associated with the joint venture were not material for 2011. No field work was conducted on the Belcourt Saxon properties during 2011, other than maintenance of environmental monitoring stations.

Restructuring and Impairments	12 Months Ended
Dec. 31, 2011
Restructuring and Impairments
Restructuring and Impairments

NOTE 19—Restructuring and Impairments

        In December 2009, the Company closed its Walter Coke fiber plant. The fiber plant produced approximately 100,000 tons of various slag wool fiber products annually. The closure resulted in a restructuring and impairment charge of $3.6 million, of which $2.2 million related to the impairment of property, plant and equipment and $1.4 million related to severance and other obligations. In addition, Walter Coke recorded a charge of $0.9 million included in cost of sales in the 2009 statement of operations related to inventory write-downs. Approximately $0.1 million of cash was used in 2009 for severance and other obligations, with the remainder expended in 2010. As a result, there were no restructuring obligations remaining at December 31, 2010. The property, plant and equipment of the fiber plant was written down to fair value of $0.2 million, which was estimated using comparable transactions of similar assets, less the cost to dispose of the assets.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements
Recent Accounting Pronouncements

NOTE 20—Recent Accounting Pronouncements

        In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update that requires companies to present the components of net income and other comprehensive income either in a single continuous statement or as two separate but consecutive statements. The accounting standard update eliminates the option to present comprehensive income solely as part of the statement of changes in stockholders' equity, and is effective for interim and annual periods beginning after December 15, 2011. The Company elected to present comprehensive income in a separate statement of comprehensive income, which is presented herein.

Supplemental Summary Quarterly Financial Information (Unaudited)
(in thousands, except per share amounts)

	Quarter ended
Fiscal Year 2011(1)	March 31	June 30	September 30	December 31
Revenues	$408,734	$770,871	$688,747	$703,006
Operating income	$119,767	$164,463	$158,027	$131,174
Net income	$81,813	$114,453	$87,080	$80,252
Diluted income per share:(2)
Net income per share	$1.53	$1.83	$1.39	$1.28

	Quarter ended
Fiscal Year 2010	March 31	June 30	September 30	December 31
Revenues	$312,049	$410,622	$464,262	$400,797
Operating income	$71,307	$170,223	$207,787	$144,735
Income from continuing operations	$42,695	$116,110	$136,972	$93,648
Income (loss) from discontinued operations	$(1,144)	$53	$(757)	$(1,780)
Net income	$41,551	$116,163	$136,215	$91,868
Diluted income (loss) per share:(2)
Income from continuing operations	$0.79	$2.16	$2.57	$1.75
Loss from discontinued operations	(0.02)	—	(0.02)	(0.03)

Net income per share	$0.77	$2.16	$2.55	$1.72

(1)
Results include the Western Coal operations since the date of acquisition on April 1, 2011. Amounts shown differ from the amounts reported in Forms 10-Q filed in 2011 to reflect the quarterly effects of the adjustments to preliminary purchase price allocations for Western Coal described in Note 3.

(2)
The sum of quarterly EPS amounts may be different than annual amounts as a result of the impact of variations in shares outstanding.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Revenue Recognition

Revenue Recognition

        Revenue is recognized when the following criteria have been met: persuasive evidence of an arrangement exists; the price to the buyer is fixed or determinable; delivery has occurred; and collectability is reasonably assured. Delivery is considered to have occurred at the time title and risk of loss transfers to the customer. For coal shipments via rail, delivery generally occurs when the railcar is loaded. For coal shipments via ocean vessel, delivery generally occurs when the vessel is loaded. For coke shipments via rail or truck, revenue is recognized when title and risk of loss transfer to the customer, generally at the point of shipment. For the Company's natural gas operations, delivery occurs when the gas has been transferred to the customer's pipeline.

Shipping and Handling
Shipping and Handling Costs to ship products to customers are included in cost of sales and amounts billed to customers, if any, to cover shipping and handling are included in sales.

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash and cash equivalents include short-term deposits and highly liquid investments that have original maturities of three months or less when purchased and are stated at cost.

Allowances for Losses

Allowances for Losses

        Allowances for losses on trade and other accounts receivables are based, in large part, upon judgments and estimates of expected losses and specific identification of problem trade accounts and other receivables. Significantly weaker than anticipated industry or economic conditions could impact customers' ability to pay such that actual losses may be greater than the amounts provided for in these allowances.

Inventories

Inventories

        Inventories are valued at the lower of cost or market. The Company's coal inventory costs include labor, supplies, equipment costs, operating overhead, freight, royalties and other related costs. As of December 31, 2011, all of the Company's coal inventories are determined using the first-in, first-out ("FIFO") inventory valuation method. The Company's supplies inventories are determined using the average cost method of accounting. The valuation of coal inventories are subject to estimates due to possible gains and losses resulting from inventory movements from the mine site to storage facilities, inherent inaccuracies in belt scales and aerial surveys used to measure quantities and fluctuations in moisture content. Periodic adjustments to coal tonnages on hand are made for an estimate of coal shortages due to these inherent gains and losses, primarily based on historical findings, the results of aerial surveys and periodic coal pile clean-ups. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures. This evaluation includes such factors as anticipated usage, inventory turnover, inventory levels and ultimate market value.

Owned and Leased Mineral Interests

Owned and Leased Mineral Interests

        Costs to obtain coal reserves and lease mineral rights are capitalized based on the fair value at acquisition and depleted using the unit-of-production method over the life of proven and probable reserves. Lease agreements are generally long-term in nature (original terms range from 10 to 50 years), and substantially all of the leases contain provisions that allow for automatic extension of the lease term providing certain requirements are met.

Property, Plant and Equipment

Property, Plant and Equipment

        Property, plant and equipment are recorded at cost. Depreciation is recorded principally on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized on the straight-line method over the lesser of the useful life of the improvement or the remaining lease term. Estimated useful lives used in computing depreciation expense range from 3 to 10 years for machinery and equipment, and from 15 to 30 years for land improvements and buildings, well life for gas properties and related development, and mine life for mine development costs. Gains and losses upon disposition are reflected in the statement of operations in the period of disposition. Maintenance and repair expenditures are charged to expense as incurred.

        Costs of developing new underground mines and certain underground expansion projects are capitalized. Underground development costs, which are costs incurred to make the coal physically accessible, may include construction permits and licenses, mine design, construction of access roads, main entries, airshafts, roof protection and other facilities. Costs of developing the first pit within a permitted area of a surface mine are capitalized up to the point of coal production attaining a level that would be more than de minimis. A surface mine is defined as the permitted mining area which includes various adjacent pits that share common infrastructure, processing equipment and a common coal reserve. Surface mine development costs include construction costs for entry roads, drilling, blasting and removal of overburden to access the first coal seam. Mine development costs are amortized primarily on a unit-of-production basis over the estimated reserve tons directly benefiting from the capital expenditures. Costs incurred during the production phase of a mine are capitalized into inventory and expensed to cost of sales as the coal is sold.

        Direct internal and external costs to implement computer systems and software are capitalized and are amortized over the estimated useful life of the system or software, generally 3 to 5 years, beginning when site installations or module development is complete and ready for its intended use.

        For the years ended December 31, 2011, 2010 and 2009, the Company capitalized interest costs in the amounts of $5.4 million, $1.4 million and $1.2 million, respectively.

        The Company has certain asset retirement obligations, primarily related to reclamation efforts for its mining operations. These obligations are recognized at fair value in the period in which they are incurred and the carrying amount of the related long-lived asset is correspondingly increased. Over time, the liability is accreted to its future value. The corresponding asset cost capitalized at inception is amortized over the useful life of the asset. The present values of the Company's asset retirement obligations were $75.1 million and $25.3 million as of December 31, 2011 and 2010, respectively. The increase is primarily attributable to $30.5 million of asset retirement obligations assumed in connection with the acquisition of Western Coal on April 1, 2011 as described in Note 3.

        The Company accounts for its natural gas exploration activities under the successful efforts method of accounting. Costs of exploratory wells are capitalized pending determination of whether the wells found commercially sufficient quantities of proved reserves. If a commercially sufficient quantity of proved reserves is not discovered, any associated previously capitalized exploratory costs associated with the drilling area are expensed. Costs of producing properties and natural gas mineral interests are amortized using the unit-of-production method. Costs incurred to develop proved reserves, including the cost of all development wells and related equipment used in the production of natural gas, are capitalized and amortized using the unit-of-production method. Unit-of-production amortization rates are revised when events and circumstances indicate an adjustment is necessary, but at least once a year, and such revisions are accounted for prospectively as changes in accounting estimates.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        Property, plant and equipment and other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company periodically evaluates whether events and circumstances have occurred that indicate possible impairment. When impairment indicators exist, the Company uses an estimate of the future undiscounted net cash flows of the related asset or asset group over the remaining life in measuring whether or not the asset values are recoverable. Fair value is generally determined using market quotes, if available, or a discounted cash flow approach. There were no significant impairments of long-lived assets during the years ended December 31, 2011, 2010 or 2009.

Goodwill

Goodwill

        Goodwill represents the excess of the purchase price over the fair value assigned to the net tangible and identifiable intangible assets acquired in a business combination. Goodwill is to be tested for impairment at a minimum annually unless circumstances indicate a possible impairment may exist. The Company performs its annual goodwill testing as of the beginning of the fourth quarter at the reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds the fair value of the reporting unit. The fair value of each reporting unit is determined using valuation models and expected future cash flows projections, which are then discounted using a risk-adjusted discount rate. A number of significant assumptions and estimates are involved in forecasting future cash flows including markets, sales volumes and prices, costs to produce, capital spending, working capital changes and the discount rate. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated.

Workers' Compensation and Pneumoconiosis ("Black Lung")

Workers' Compensation and Pneumoconiosis ("Black Lung")

        The Company is self-insured for workers' compensation benefits for work related injuries. Liabilities, including those related to claims incurred but not reported, are recorded principally using annual valuations based on discounted future expected payments and using historical data of the division or combined insurance industry data when historical data is limited. Workers' compensation liabilities were as follows (in thousands):

	December 31,
	2011	2010
Undiscounted aggregated estimated claims to be paid	$43,501	$45,497
Workers' compensation liability recorded on a discounted basis	$36,987	$37,761

        The Company applies a discount rate at a risk-free interest rate, generally a U.S. Treasury bill rate, for each policy year. The rate used is one with a duration that corresponds to the weighted average expected payout period for each policy year. Once a discount rate is applied to a policy year, it remains the discount rate for that year until all claims are paid. The weighted average rate used for discounting the 2011 policy year liability at December 31, 2011 was 0.81%. A one-percentage-point increase in the discount rate on the discounted claims liability would decrease the liability by $0.1 million, while a one-percentage-point decrease in the discount rate would increase the liability by $0.1 million.

        The Company is responsible for medical and disability benefits for black lung disease under the Federal Coal Mine Health and Safety Act of 1969, as amended, and is self-insured against black lung related claims. The Company performs an annual evaluation of the overall black lung liabilities at the December 31st balance sheet date. The calculation is performed using assumptions regarding rates of successful claims, discount factors, benefit increases and mortality rates, among others. The present value of the obligation recorded by the Company using a discount factor of 5.14% for 2011 and 5.35% for 2010 was $12.0 million and $9.2 million as of December 31, 2011 and 2010, respectively. A one-percentage-point increase in the discount rate on the discounted claims liability would decrease the liability by $1.8 million, while a one-percentage-point decrease in the discount rate would increase the liability by $2.3 million.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

        The Company enters into interest rate hedge agreements in accordance with the Company's internal debt and interest rate risk management policy, which is designed to mitigate risks related to floating rate financing agreements that are subject to changes in the market rate of interest. Changes in the fair value of interest rate hedge agreements that are designated and effective as hedges are recorded in accumulated other comprehensive income (loss) ("OCI"). Deferred gains or losses are reclassified from OCI to the statement of operations in the same period as the underlying transactions are recorded and are recognized in the caption, interest expense. Changes in the fair value of interest rate hedge agreements that are not effective as hedges would be recorded immediately in the statement of operations as interest expense.

        To protect against the reduction in the value of forecasted cash flows resulting from sales of natural gas, the Company periodically engages in a natural gas hedging program. The Company periodically hedges portions of its forecasted revenues from sales of natural gas with natural gas derivative contracts, generally either "swaps" or "collars". The Company enters into natural gas derivatives that effectively convert a portion of its forecasted sales at floating-rate natural gas prices to a fixed-rate basis, thus reducing the impact of natural gas price changes on revenues. When natural gas prices fall, the decline in value of future natural gas sales is offset by gains in the value of swap contracts designated as hedges. Conversely, when natural gas prices rise, the increase in the value of future cash flows from natural gas sales is offset by losses in the value of the swap contracts. Changes in the fair value of natural gas derivative agreements that are designated and effective as hedges are recorded in OCI. Deferred gains or losses are reclassified from OCI and recognized as miscellaneous income in the statement of operations in the same period as the underlying transactions are recognized. Changes in the fair value of natural gas hedge agreements that are not effective as hedges or are not designated as hedges would be recorded immediately in the statement of operations as miscellaneous income.

        During the three years ended December 31, 2011, the Company did not hold any non-derivative instruments designated as hedges or any derivatives designated as fair value hedges. In addition, the Company does not enter into derivative financial instruments for speculative or trading purposes. Derivative contracts are entered into only with counterparties that management considers creditworthy. Cash flows from hedging activities are reported in the statement of cash flows in the same classification as the hedged item, generally as a component of cash flows from operations.

Foreign Currency Translation

Foreign Currency Translation

        The functional currency of the Company's Canadian operations is the U.S. dollar, while the U.K. operations functional currency is the British Pound. As such, monetary assets and liabilities are remeasured at period end exchange rates while non-monetary items are remeasured at historical rates. Income and expense accounts are remeasured at the average rates in effect during the year, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. For the Company's Canadian operations, gains and losses from foreign currency remeasurement related to tax balances are included as a component of income tax expense while all other remeasurement gains and losses are included in miscellaneous income. For the Company's U.K. operations, foreign currency translation adjustments are reported in OCI. The foreign currency remeasurement gain recognized in miscellaneous income for the year ended December 31, 2011 was $3.8 million. The Company had no foreign operations prior to the acquisition of Western Coal on April 1, 2011 as described in Note 3.

Stock-Based Compensation

Stock-Based Compensation

        The Company periodically grants stock-based awards to employees and its Board of Directors and records the related compensation expense during the period of vesting. This compensation expense is charged to the statement of operations with a corresponding credit to capital in excess of par value and is generally recognized utilizing the graded vesting method for stock options and the straight-line method for restricted stock units. The Company uses the Black-Scholes option pricing model to value its stock option grants and estimates forfeitures in calculating the expense related to stock-based compensation. See Note 5 for additional information on stock-based compensation.

Environmental Expenditures

Environmental Expenditures

        The Company capitalizes environmental expenditures that increase the life or efficiency of property or that reduce or prevent environmental contamination. The Company accrues for environmental expenses resulting from existing conditions that relate to past operations when the costs are probable and reasonably estimable. See Note 14 for additional discussion of environmental matters.

Income (Loss) per Share

Income (Loss) per Share

        The Company calculates basic income (loss) per share based on the weighted average common shares outstanding during each period and diluted income (loss) per share based on weighted average common shares and dilutive common equivalent shares outstanding during each period. Dilutive common equivalent shares include the dilutive effect of stock awards, see Note 13.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of workers' compensation liabilities

	December 31,
	2011	2010
Undiscounted aggregated estimated claims to be paid	$43,501	$45,497
Workers' compensation liability recorded on a discounted basis	$36,987	$37,761

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Purchase consideration

Purchase consideration:
Cash	$2,173,080
Fair value of shares of common stock issued	1,224,126
Fair value of stock options issued and warrants	34,765

Fair value of consideration transferred	3,431,971
Fair value of equity interest in Western Coal held before the acquisition	314,231

Total consideration	$3,746,202

Fair value of assets acquired and liabilities assumed

	Preliminary September 30, 2011	Adjustments	Preliminary December 31, 2011	Recast Adjustments	Final
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	$34,065	$—	$34,065	$—	$34,065
Receivables	163,668	—	163,668	—	163,668
Inventories	122,012	(783)	121,229	—	121,229
Other current assets	65,606	20,869	86,475	23	86,498
Mineral interests	4,399,000	(1,407,000)	2,992,000	94,000	3,086,000
Property, plant and equipment	565,228	(4,334)	560,894	(6,702)	554,192
Goodwill	277,404	845,480	1,122,884	(57,844)	1,065,040
Other long-term assets	54,150	—	54,150	—	54,150

Total assets	5,681,133	(545,768)	5,135,365	29,477	5,164,842

Accounts payable and accrued liabilities	180,157	4,826	184,983	—	184,983
Other current liabilities	75,824	6,351	82,175	3,930	86,105
Deferred tax liability	1,576,896	(555,735)	1,021,161	25,547	1,046,708
Other long-term liabilities	102,054	(1,210)	100,844	—	100,844

Total liabilities	1,934,931	(545,768)	1,389,163	29,477	1,418,640

Net assets acquired	$3,746,202	$—	$3,746,202	$—	$3,746,202

Schedule of recast and previously reported condensed consolidated statement of operations

	Previously Reported	Recast Adjustments	As Recast
Depreciation and depletion	$245,509	$(14,828)	$230,681
Operating income	558,603	14,828	573,431
Income before income tax expense	479,995	14,828	494,823
Income tax expense	130,819	406	131,225
Net income	349,176	14,422	363,598
Net income per share:
Basic	$5.79	$0.24	$6.03

Diluted	$5.76	$0.24	$6.00

Schedule of recast and previously reported condensed consolidated statement of cash flows

	Previously Reported	Recast Adjustments	As Recast
Net Income	$349,176	$14,422	$363,598
Adjustments to reconcile net income to net cash flows provided by (used in) operating activities:
Depreciation and depletion	245,509	(14,828)	230,681
Deferred income tax credit	66,397	406	66,803

Revenue and earnings of the acquiree included in the Company's consolidated statements of operations

For the year ended December 31, 2011 Recast
Revenues	$846,682
Net income	$74,960

Schedule of unaudited pro forma financial information

	For the years ended December 31,
	2011	2010
Revenues	$2,795,566	$2,358,040
Net income	$418,419	$342,693

Schedule of revenues and earnings from acquisition date

Fair value of assets acquired and liabilities assumed:
Receivables	$5,439
Other current assets	340
Property, plant and equipment	210,323
Identifiable intangible asset	1,505

Total assets	217,607

Accounts payable & accrued liabilities	(4,282)
Asset retirement obligations	(3,361)

Total liabilities	(7,643)

Net assets acquired	$209,964

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Summary of operating results included in loss from discontinued operations

	For the years ended December 31,
	2010	2009
Sales and revenues	$4,293	$83,673

Loss from discontinued operations before income tax expense (benefit)	$(5,856)	$(3,725)
Income tax expense (benefit)	(2,228)	967

Loss from discontinued operations	$(3,628)	$(4,692)

Schedule of remaining assets and liabilities included as discontinued operations in the condensed consolidated balance sheets

December 31, 2010
Cash and cash equivalents	$535
Receivables, net	563
Inventories	613
Property, plant and equipment, net	3,691
Other assets	510

Total assets(a)	$5,912

Accounts payable	$943
Accrued expenses	6,045
Other liabilities	750

Total liabilities(a)	$7,738

(a)
Total assets and liabilities of discontinued operations are shown as "current" in the consolidated balance sheet at December 31, 2010.

Equity Award Plans (Tables)	12 Months Ended
Dec. 31, 2011
Equity Award Plans
Summary of activity related to stock options during the year including awards applicable to discontinued operations

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($000)
Outstanding at December 31, 2010	514,708	$28.54
Granted	80,432	$116.78
Granted in exchange for Western Coal stock options	193,498	$50.16
Exercised	(265,833)	$33.70
Cancelled	(27,481)	$126.04

Outstanding at December 31, 2011	495,324	$43.13	5.5	$12,259

Exercisable at December 31, 2011	381,507	$34.02	4.6	$10,623

Schedule of weighted average assumptions used to determine the grant-date fair value of options granted

	For the year ended December 31,
	2011(1)	2010	2009
Risk free interest rate	0.88%	2.22%	2.12%
Dividend yield	0.52%	0.75%	0.75%
Expected life (years)	2.46	5.10	5.24
Volatility	57.51%	69.64%	64.37%
(1)
Includes fully vested replacement stock options issued on April 1, 2011 in connection with the acquisition of Western Coal described in Note 3, which significantly reduced the expected life as compared to prior periods.

Summary of activity related to restricted stock units during the year including awards applicable to discontinued operations

	Shares	Aggregate Intrinsic Value ($000)	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2010	201,838
Granted	144,517
Vested	(127,598)
Cancelled	(55,510)

Outstanding at December 31, 2011	163,247	$9,886	1.47

Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Receivables
Schedule of receivables

	December 31,
	2011	2010
Trade receivables	$233,568	$130,904
Other receivables	86,493	14,856
Less: Allowance for losses	(6,718)	(2,522)

Receivables, net	$313,343	$143,238

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Schedule of inventories

	December 31,
	2011	2010
Coal	$180,537	$69,110
Raw materials and supplies	59,900	28,521

Total inventories	$240,437	$97,631

Mineral Interests and Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Mineral Interests and Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31,
	2011	2010
Land	$85,439	$68,695
Land improvements	14,484	12,356
Buildings and leasehold improvements	562,263	25,091
Mine development costs	36,796	84,930
Machinery and equipment	991,794	614,262
Gas properties and related development	222,711	305,697
Construction in progress	332,474	94,798

Total	2,245,961	1,205,829
Less: Accumulated depreciation and depletion	(614,628)	(433,133)

Net	$1,631,333	$772,696

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of Income tax expense (benefit) applicable to continuing operations

	For the years ended December 31,
	2011			2010			2009
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
Federal	$37,307	$80,701	$118,008	$77,400	$75,579	$152,979	$3,423	$35,515	$38,938
State	6,226	3,108	9,333	27,597	7,595	35,192	9,683	(6,477)	3,206
Foreign	20,889	(17,006)	3,883	—	—	—	—	—	—

Total	$64,422	$66,803	$131,225	$104,997	$83,174	$188,171	$13,106	$29,038	$42,144

Schedule of deferred income tax assets (liabilities)

	December 31,
	2011	2010
Deferred income tax assets:
Net operating loss and credit carryforwards	$56,970	$31,578
Accrued expenses	18,773	17,367
Contingent interest	36,441	33,515
Postretirement benefits other than pensions	219,399	183,711
Pension obligations	20,229	22,071
Other	31,760	29,476

Total deferred tax assets	383,572	317,718
Less: valuation allowance for deferred tax assets	(1,729)	(1,549)

Net deferred income tax asset	381,843	316,169

Deferred income tax liabilities:
Prepaid expenses	(11,915)	(10,181)
B.C. minerals tax	(263,422)	—
Property, plant and equipment	(965,463)	(94,097)

Total deferred income tax liabilities	(1,240,800)	(104,278)

Net deferred income tax (liability) asset	$(858,957)	$211,891

Deferred income taxes are classified as follows:
Current deferred income tax asset	$61,079	$62,371
Noncurrent deferred income tax asset	109,300	149,520
Noncurrent deferred income tax liability, net	(1,029,336)	—

Net deferred tax (liability) asset	$(858,957)	$211,891

Reconciliation of effective tax rate to statutory rate

	For the years ended December 31,
	2011	2010	2009
Income from continuing operations before income tax expense	$494,823	$577,596	$183,994

Tax expense at statutory tax rate of 35%	$173,188	$202,159	$64,398
Effect of:
Excess depletion benefit	(32,370)	(31,572)	(18,693)
Impact of foreign taxes	(36,545)	—	—
B.C. minerals tax	11,954	—	—
State and local income tax, net of federal effect	7,394	26,134	2,158
U.S. domestic production activities benefit	(5,583)	(3,871)	—
Acquisition costs	8,078	—	—
Other	5,109	(4,679)	(5,719)

Tax expense recognized	$131,225	$188,171	$42,144

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits

	December 31,
	2011	2010
Gross unrecognized tax benefits at beginning of year	$39,191	$34,300
Increases for tax positions taken in prior years	31,704	5,216
Increases in tax positions for the current year	23,169	—
Decreases for changes in temporary differences	(1,306)	(325)

Gross unrecognized tax benefits at end of year	$92,758	$39,191

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Schedule of debt instruments

	December 31, 2011	December 31, 2010	Weighted Average Stated Interest Rate At December 31, 2011	Estimated Final Maturity
2011 term loan A	$894,837	$—	3.44%	2016
2011 term loan B	1,333,163	—	4.00%	2018
2005 term loan	—	136,062
Revolving credit facility	10,000	—	3.28%	2016
Other(1)	87,715	32,411	Various	Various

Total debt	2,325,715	168,473
Less current debt	(56,695)	(13,903)

Total long-term debt	$2,269,020	$154,570

(1)
This balance includes capital lease obligations (see Note 14) and an equipment financing agreement.

Minimum debt repayment schedule, excluding interest

	Payments Due
	2012	2013	2014	2015	2016	Thereafter
2011 term loan A	$19,837	$82,500	$112,500	$517,500	$162,500	$—
2011 term loan B	—	—	—	—	10,163	1,323,000
Revolving credit facility	—	—	—	—	10,000	—
Other debt	36,858	27,215	17,530	6,058	54	—

	$56,695	$109,715	$130,030	$523,558	$182,717	$1,323,000

Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2009
Pension and Other Employee Benefits
Schedule of amounts recognized for all of the entity's pension and postretirement benefit plans

	Pension Benefits		Other Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Accumulated benefit obligation	$246,021	$235,727	$577,918	$476,101

Change in projected benefit obligation:
Benefit obligation at beginning of year	$250,005	$226,580	$476,101	$452,659
Service cost	5,163	4,419	6,160	3,014
Interest cost	12,576	12,906	25,140	26,040
Actuarial loss	5,895	16,338	84,796	16,594
Benefits paid	(11,027)	(10,238)	(21,813)	(22,732)
Plan amendments	375	—	104	—
Plan settlements	(4,207)	—	—	—
Business combinations	—	—	7,430	—
Other	—	—	—	526

Benefit obligation at end of year	$258,780	$250,005	$577,918	$476,101

Change in plan assets:
Fair value of plan assets at beginning of year	$191,736	$160,944	$—	$—
Actual gain on plan assets	1,163	21,270	—	—
Employer contributions	24,871	19,760	21,813	22,732
Benefits paid	(11,026)	(10,238)	(21,813)	(22,732)
Plan settlements	(4,207)	—	—	—

Fair value of plan assets at end of year	$202,537	$191,736	—	—

Unfunded status of the plan	$(56,243)	$(58,269)	$(577,918)	$(476,101)

Amounts recognized in the balance sheet:
Other current liabilities	$(5,083)	$(8,892)	$—	$—
Accumulated postretirement benefits obligation
Current			$(27,247)	$(24,753)
Long-term			(550,671)	(451,348)
Other long-term liabilities	(51,160)	(49,377)	—	—

Net amount recognized	$(56,243)	$(58,269)	$(577,918)	$(476,101)

Amounts recognized in accumulated other comprehensive income, pre-tax
Prior service cost	$1,290	$1,187	$9,916	$8,852
Net actuarial loss	106,479	96,090	275,049	200,299

Net amount recognized	$107,769	$97,277	$284,965	$209,151

Components of net periodic benefit cost

	Pension Benefits			Other Benefits
	For the years ended December 31,			For the years ended December 31,
	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$5,163	$4,419	$4,154	$6,160	$3,014	$3,049
Interest cost	12,576	12,906	12,458	25,140	26,040	23,294
Expected return on plan assets	(15,717)	(13,076)	(11,304)	—	—	—
Amortization of prior service cost (credit)	272	304	304	(961)	(2,098)	(1,950)
Amortization of net actuarial loss	8,252	8,922	9,356	10,046	14,522	6,440
Settlement loss	1,807	—	—	—	—	—

Net periodic benefit cost for continuing operations	$12,353	$13,475	$14,968	$40,385	$41,478	$30,833

Schedule of estimated portion of net prior service cost and net actuarial loss remaining in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost in 2012

	Pension Benefits	Other Benefits
Prior service cost	$256	$1,045
Net actuarial loss	9,252	14,725

Net amount to be recognized	$9,508	$15,770

Schedule of changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss

	Pension Benefits	Other Benefits	Total
Current year net actuarial loss	$20,544	$84,796	$105,340
Current year prior service cost	374	104	478
Amortization of actuarial loss	(10,059)	(10,046)	(20,105)
Amortization of prior service cost (credit)	(272)	961	689

Total	10,587	75,815	86,402
Deferred income taxes	(4,037)	(29,141)	(33,178)

Total recognized in other comprehensive (income) loss, net of taxes	$6,550	$46,674	$53,224

Summary of key assumptions used

	Pension Benefits			Other Benefits
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.02%	5.30%	5.90%	5.14%	5.35%	5.90%
Rate of compensation increase	3.70%	3.70%	3.70%	—	—	—
Weighted average assumptions used to determine net periodic cost:
Discount rate	5.30%	5.90%	6.50%	5.35%	5.90%	6.50%
Expected return on plan assets	7.75%	8.25%	8.90%	—	—	—
Rate of compensation increase	3.70%	3.70%	3.70%	—	—	—

Summary of assumed health care cost trend rates

	December 31,
	2011		2010		2009
	Pre-65	Post-65	Pre-65	Post-65	Pre-65	Post-65
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	8.00%	8.00%	7.50%	7.50%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2016	2016	2016	2016

Schedule of pension trust's strategic asset allocation targets

			Actual Allocation
	Strategic Allocation	Tactical Range
			2011	2010
Equity investments:
Large capitalization stocks	38.5%	29-48%	37.2%	39.1%
Mid capitalization stocks	8.5%	6-11%	9.5%	11.2%
Small capitalization stocks	0.0%	0%	0.0%	0.0%
International stocks	13.0%	9-17%	12.5%	11.6%

Total equity investments	60.0%	50-70%	59.2%	61.9%
Fixed income investments	40.0%	30-50%	39.0%	37.5%
Cash	0.0%	0-5%	1.8%	0.6%

Total	100.0%		100.0%	100.0%

Schedule of the fair values of pension trust's assets by asset category

Asset category		Level 1(L1)	Level 2(L2)	Level 3(L3)
Cash	$3,568	X
Equity investments
Large cap value—Index(a)	16,586	X
Large cap value(b)	16,658	X
Large cap growth—Index(c)	21,195	X
Large cap growth(d)	20,894	X
Mid-cap growth(e)	19,350	X
International(f)	25,332	X
Fixed income investments:
Intermediate-term bond(g)	73,928	X
Long-term bond(h)	5,026	X

Total	$202,537

(a)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated equity index mutual fund that tracks the Russell 1000 Value Index.

(b)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the Russell 1000 Value Index.
(c)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated equity index mutual fund that tracks the Russell 1000 Growth Index.

(d)
This category primarily consists of U.S. common stocks selected using a large-capitalization, growth-oriented investment strategy with a goal of achieving a return above the Russell 1000 Growth Index.

(e)
This category primarily consists of U.S. common stocks selected using a mid-capitalization, growth-oriented investment strategy with a goal of achieving a return above the Russell Mid Cap Index.

(f)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the MSCI EAFE Index.

(g)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the Barclays Capital U.S. Aggregate Bond Index.

(h)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated mutual fund that tracks the Barclays Capital U.S. Long Government/Credit Float Adjusted Index.

(L1)
These assets are equity securities or exchange traded funds whose fair value is determined from quoted prices on nationally recognized securities exchanges.

(L2)
The Pension Trust does not invest in any Level 2 assets with unobservable inputs.

(L3)
The Pension Trust does not invest in any Level 3 assets with significant unobservable inputs.

Schedule of one-percentage point change in the trend rate

	Increase (Decrease)
	1-Percentage Point Increase	1-Percentage Point Decrease
Health care cost trend:
Effect on total of service and interest cost components	$4,580	$(3,693)
Effect on postretirement benefit obligation	$79,862	$(65,409)
Discount rate:
Effect on postretirement service and interest cost components	$13,897	$(85)
Effect on postretirement benefit obligation	$(68,165)	$84,930
Effect on current year postretirement benefits expense	$(3,820)	$4,621
Effect on pension service and interest cost components	$127	$(237)
Effect on pension benefit obligation	$(26,555)	$32,101
Effect on current year pension expense	$(2,554)	$2,995
Expected return on plan assets:
Effect on current year pension expense	$(1,905)	$1,905
Rate of compensation increase:
Effect on pension service and interest cost components	$444	$(396)
Effect on pension benefit obligation	$3,452	$(3,185)
Effect on current year pension expense	$836	$(757)

Schedule of estimated benefit payments from the plans that are expected to be paid

	Pension Benefits	Other Postretirement Benefits Before Medicare Subsidy	Medicare Part D Subsidy
2012	$18,479	$29,006	$1,760
2013	$14,304	$31,102	$1,986
2014	$15,173	$32,952	$2,234
2015	$16,566	$34,626	$2,502
2016	$16,736	$36,268	$2,740
Years 2017-2021	$92,313	$197,460	$17,761

Schedule of additional information regarding multiemployer plans

		Pension Protection Act Zone Status
					Contributions of Walter Energy
	EIN/Pension Plan Number			FIP/RP Status Pending/Implemented				Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
Pension Fund		2011	2010		2011	2010	2009
United Mine Workers of America 1974 Pension Plan(1)	52-1050282/002	Yellow	Green	Yes	$19,520	$13,425	$10,732	No	12/31/2016
(1)
The enrolled actuary for the UMWA 1974 Pension Plan ("the Plan") certified to the U.S. Department of the Treasury and the plan sponsor that the Plan is in "Seriously Endangered Status" for the plan year beginning July 1, 2011 and ending June 30, 2012. A funding improvement plan is currently pending. Federal law requires the Plan to adopt a funding improvement plan by May 25, 2012.

Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Share
Reconciliation of the basic and diluted net income per share computations

	For the years ended December 31,
	2011		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Numerator:
Income from continuing operations	$363,598	$363,598	$389,425	$389,425	$141,850	$141,850

Loss from discontinued operations	$—	$—	$(3,628)	$(3,628)	$(4,692)	$(4,692)

Denominator:
Average number of common shares outstanding	60,257	60,257	53,179	53,179	53,076	53,076
Effect of dilutive securities
Stock awards and warrants(a)	—	354	—	521	—	743

	60,257	60,611	53,179	53,700	53,076	53,819

Income from continuing operations	$6.03	$6.00	$7.32	$7.25	$2.67	$2.64
Loss from discontinued operations	—	—	(0.07)	(0.07)	(0.09)	(0.09)

Net income per share	$6.03	$6.00	$7.25	$7.18	$2.58	$2.55

(a)
Stock awards represent the weighted average number of shares of common stock issuable on the exercise of dilutive employee stock options and restricted stock units, less the number of shares of common stock which could have been purchased with the proceeds from the exercise of such stock awards. These purchases were assumed to have been made at the average market price of the common stock for the period. The weighted average number of stock options outstanding of 31,511, 25,177, and 150,907 for the years ended December 31, 2011, 2010 and 2009, respectively, were excluded because their effect would have been anti-dilutive. Outstanding warrants entitle the holder to receive cash and shares of common stock upon exercise.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum payments under non-cancellable capitalized and operating leases

	Capitalized Leases	Operating Leases
2012	$29,843	$22,435
2013	20,948	16,310
2014	17,273	13,471
2015	5,980	7,327
2016	61	4,869
Thereafter	—	2,936

Total	74,105	$67,348

Less: amount representing interest and other executory costs	(6,002)

Present value of minimum lease payments	$68,103

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments
Schedule of fair values of derivative instruments

	December 31, 2011	December 31, 2010
Asset derivatives designated as cash flow hedging instruments:
Natural gas hedge(1)	$4,050	$—
Interest rate cap(2)	432	—

Total asset derivatives	$4,482	$—

Liability derivatives designated as cash flow hedging instruments:
Interest rate swaps(3)	$5,683	$386

(1)
Included in other current assets.

(2)
$143 thousand is included in other current assets and $289 thousand is included in other long-term assets.

(3)
As of December 31, 2011, $1.8 million is included in other current liabilities and $3.9 million is included in other long-term liabilities. The December 31, 2010 balance was included in other long-term liabilities.

Schedule of gains and losses from derivative instruments

Derivatives designated as cash flow hedging instruments	Gain (loss) recognized in accumulated other comprehensive income, net of tax		Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings		Gain (loss) recognized in earnings
	For the years ended December 31,		For the years ended December 31,		For the years ended December 31,
	2011	2010	2011	2010	2011	2010
Natural gas hedges(1)	$2,309	$(386)	$2,387	$3,017	$—	$—
Interest rate swaps(2)	(3,294)	(210)	(1,342)	(375)	—	—
Interest rate cap(2)	269	—	—	—	—	—

Total	$(716)	$(596)	$1,045	$2,642	$—	$—

(1)
Amounts recorded in miscellaneous income in the Consolidated Statements of Operations

(2)
Amounts recorded in interest expense in the Consolidated Statements of Operations

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	December 31, 2011
	Fair Value Measurements Using
				Total Fair Value
(in thousands)	Level 1	Level 2	Level 3
Assets:
Equity securities, trading	$12,369	$—	$—	$12,369
Equity securities, available-for-sale	12,099	—	—	12,099
Interest rate cap	—	432	—	432
Natural gas hedge	—	4,050	—	4,050

Total assets	$24,468	$4,482	$—	$28,950

Liabilities:
Interest rate swaps	$—	$5,683	$—	$5,683

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summarized financial information by reportable segment

	For the years ended December 31,
	2011	2010	2009
Revenues:
U.S. Operations	$1,871,182	$1,584,734	$964,358
Canadian and U.K. Operations	698,054	—	—
Other	2,122	2,996	2,469

Total Revenues(a)	$2,571,358	$1,587,730	$966,827

Segment operating income (loss):(b)
U.S. Operations	$561,370	$634,442	$231,256
Canadian and U.K. Operations	86,538	—	—
Other	(74,477)	(40,380)	(29,086)

Operating income	573,431	594,062	202,170
Less interest expense, net	(96,214)	(16,466)	(18,176)
Other income, net	17,606	—	—

Income from continuing operations before income tax expense	494,823	577,596	183,994
Income tax expense	(131,225)	(188,171)	(42,144)

Income from continuing operations	$363,598	$389,425	$141,850

	For the years ended December 31
	2011	2010	2009
Depreciation and depletion:
U.S. Operations	$155,702	$98,170	$72,533
Canadian and U.K. Operations	74,203	—	—
Other	776	532	406

Total	$230,681	$98,702	$72,939

Capital expenditures:
U.S. Operations	$149,996	$152,299	$95,672
Canadian and U.K. Operations	264,476	—	—
Other	94	5,177	626

Total	$414,566	$157,476	$96,298

	As of December 31,
	2011	2010	2009
Identifiable assets by segment:
U.S. Operations	$1,118,451	$1,021,534	$800,238
Canadian and U.K. Operations	5,021,521	—	—
Other	716,536	630,319	443,920
Assets of discontinued operations	—	5,912	15,198

Total	$6,856,508	$1,657,765	$1,259,356

Long-lived assets by country:
U.S.	$1,096,763	$790,001	$522,931
Canada	3,195,377	—	—
U.K.	395,451	—	—

Total	$4,687,591	$790,001	$522,931

(a)
Export sales were $2.0 billion, $1.2 billion and $728.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Export sales to customers in foreign countries in excess of 10% of consolidated revenues for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Percent of Consolidated Revenues For the years ended December 31,
Country	2011	2010	2009
Brazil	10.5%	24.9%	20.2%
U.K.	6.2%	10.3%	12.6%
Germany	9.8%	13.7%	14.0%
(b)
Segment operating income (loss) amounts include expenses for postretirement benefits. A breakdown by segment of postretirement benefits (income) expense is as follows (in thousands):

	For the years ended December 31,
	2011	2010	2009
U.S. Operations	$41,745	$43,228	$31,902
Canadian and U.K. Operations	—	—	—
Other	(1,360)	(1,750)	(1,069)

	$40,385	$41,478	$30,833

Schedule of export sales to customers in foreign countries in excess of 10% of consolidated revenues

	Percent of Consolidated Revenues For the years ended December 31,
Country	2011	2010	2009
Brazil	10.5%	24.9%	20.2%
U.K.	6.2%	10.3%	12.6%
Germany	9.8%	13.7%	14.0%

Schedule of breakdown by segment of postretirement benefits (income) expense

	For the years ended December 31,
	2011	2010	2009
U.S. Operations	$41,745	$43,228	$31,902
Canadian and U.K. Operations	—	—	—
Other	(1,360)	(1,750)	(1,069)

	$40,385	$41,478	$30,833

Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements
Supplemental Summary Quarterly Financial Information (Unaudited)

Supplemental Summary Quarterly Financial Information (Unaudited)
(in thousands, except per share amounts)

	Quarter ended
Fiscal Year 2011(1)	March 31	June 30	September 30	December 31
Revenues	$408,734	$770,871	$688,747	$703,006
Operating income	$119,767	$164,463	$158,027	$131,174
Net income	$81,813	$114,453	$87,080	$80,252
Diluted income per share:(2)
Net income per share	$1.53	$1.83	$1.39	$1.28

	Quarter ended
Fiscal Year 2010	March 31	June 30	September 30	December 31
Revenues	$312,049	$410,622	$464,262	$400,797
Operating income	$71,307	$170,223	$207,787	$144,735
Income from continuing operations	$42,695	$116,110	$136,972	$93,648
Income (loss) from discontinued operations	$(1,144)	$53	$(757)	$(1,780)
Net income	$41,551	$116,163	$136,215	$91,868
Diluted income (loss) per share:(2)
Income from continuing operations	$0.79	$2.16	$2.57	$1.75
Loss from discontinued operations	(0.02)	—	(0.02)	(0.03)

Net income per share	$0.77	$2.16	$2.55	$1.72

(1)
Results include the Western Coal operations since the date of acquisition on April 1, 2011. Amounts shown differ from the amounts reported in Forms 10-Q filed in 2011 to reflect the quarterly effects of the adjustments to preliminary purchase price allocations for Western Coal described in Note 3.

(2)
The sum of quarterly EPS amounts may be different than annual amounts as a result of the impact of variations in shares outstanding.

Summary of Significant Accounting Policies (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues | Customer Concentration Risk | Foreign steel and coke producers
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	76.00%
Revenues | Customer Concentration Risk | Single customer one
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	6.80%	13.00%	13.70%
Revenues | Customer Concentration Risk | Single customer two
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	6.20%	10.30%	12.60%
Net receivables | Credit Concentration Risk | Foreign steel and coke producers
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	63.00%	69.00%

Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2011 M
Cash and Cash Equivalents
Maximum original maturity period of short-term deposits and highly liquid investments to be considered as cash equivalents (in months)	3
Mineral rights | Low end of range
Owned and leased mineral rights
Original lease term (in years)	10
Mineral rights | High end of range
Owned and leased mineral rights
Original lease term (in years)	50

Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Western Coal Corp	Dec. 31, 2011 Machinery and equipment Y	Dec. 31, 2011 Land improvements and building Y	Dec. 31, 2011 Capitalized computer systems and software implementation costs Y
Property, plant and equipment
Estimated useful lives, low end of range (in years)					3	15	3
Estimated useful lives, high end of range (in years)					10	30	5
Capitalized interest costs	$ 5,400,000	$ 1,400,000	$ 1,200,000
Present values of the asset retirement obligations	75,100,000	25,300,000
Asset retirement obligations assumed in connection with the acquisition				$ 30,500,000

Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Undiscounted aggregated estimated claims to be paid	$ 43,501,000	$ 45,497,000
Workers' compensation liability recorded on a discounted basis	36,987,000	37,761,000
Weighted average discount rate used for discounting liability to present value (as a percent)	0.81%
Decrease in the discounted claims liability due to one-percentage-point increase in discount rate	100,000
Increase in the discounted claims liability due to one-percentage-point decrease in discount rate	100,000
Discount factor used to calculate present value of the obligation pertaining to medical and disability benefits for black lung disease (as a percent)	5.14%	5.35%
Medical and disability benefits for black lung disease, decrease in the discounted claims liability due to one-percentage-point increase in discount rate	1,800,000
Medical and disability benefits for black lung disease, increase in the discounted claims liability due to one-percentage-point decrease in discount rate	2,300,000
Foreign Currency Translation
Foreign currency remeasurement gain recognized in miscellaneous income	$ 3,800,000

Acquisitions (Details)	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended					1 Months Ended
	Dec. 31, 2011 USD ($)	Apr. 02, 2011 USD ($)	Apr. 02, 2011 2011 Credit Agreement USD ($)	Dec. 31, 2010 Western Coal Corp	Nov. 30, 2010 Western Coal Corp transaction	Dec. 31, 2011 Western Coal Corp USD ($)	Apr. 02, 2011 Western Coal Corp USD ($)	Dec. 02, 2010 Western Coal Corp CAD	Nov. 17, 2010 Western Coal Corp CAD	Apr. 30, 2011 Western Coal Corp Common stock of Walter Energy	Apr. 02, 2011 Western Coal Corp Common stock of Walter Energy USD ($)	Apr. 30, 2011 Western Coal Corp Walter Energy stock options USD ($)	Apr. 30, 2011 Western Coal Corp First transaction USD ($)	Jan. 31, 2011 Western Coal Corp First transaction USD ($)	Apr. 02, 2011 Western Coal Corp First transaction USD ($)	Apr. 02, 2011 Western Coal Corp Second transaction and arrangement agreement USD ($)	Apr. 30, 2011 Western Coal Corp Second transaction and arrangement agreement Common stock of Walter Energy	Apr. 02, 2011 Western Coal Corp Second transaction and arrangement agreement Common stock of Walter Energy USD ($)
Acquisitions
Common shares to be purchased under share purchase agreement					54,500,000
Percentage of outstanding shares to be acquired under the share purchase agreement									19.80%
Acquisition price per share of common stock under the share purchase agreement (in Canadian dollars per share)									11.5
Number of separate transactions					2
Acquisition price per share of common stock under the share purchase agreement (in Canadian dollars per share)								11.5
Number of the entity's shares of common stock offered for exchange under the arrangement agreement				0.114
Common shares purchased under share purchase agreement														25,274,745
Percentage of outstanding shares acquired														9.15%
Cash paid for common shares purchased							$ 2,173,080,000							$ 293,700,000		$ 2,173,080,000
Fair value of shares acquired							314,231,000								314,200,000
Gain on remeasurement of previously held noncontrolling interest	20,553,000					20,553,000							20,500,000
Number of shares										8,951,558		193,498					8,951,558
Fair value											1,200,000,000	15,500,000						1,200,000,000
Fair value of common stock (in dollars per share)		$ 136.75
Walter Credit Agreement
Maximum amount of borrowings available under the credit agreement			$ 2,725,000,000

Acquisitions (Details 2) (USD $)	3 Months Ended								12 Months Ended														12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Canadian and U.K. operations	Dec. 31, 2011 U.S. Operations	Dec. 31, 2010 U.S. Operations	Dec. 31, 2009 U.S. Operations	Dec. 31, 2011 Western Coal Corp	Dec. 31, 2010 Western Coal Corp	Apr. 02, 2011 Western Coal Corp	Apr. 02, 2011 Western Coal Corp Common stock of Walter Energy	Apr. 02, 2011 Western Coal Corp Stock options issued and warrants assumed	Dec. 31, 2011 Western Coal Corp Canadian and U.K. operations	Dec. 31, 2011 Western Coal Corp U.S. Operations	Dec. 31, 2011 Western Coal Corp Preliminary	Sep. 30, 2011 Western Coal Corp Preliminary	Sep. 30, 2011 Western Coal Corp Adjustments	Jun. 30, 2011 Western Coal Corp Adjustments	Dec. 31, 2011 Western Coal Corp Adjustments	Dec. 31, 2011 Western Coal Corp Recast Adjustments	Dec. 31, 2011 North River Mine M	May 06, 2011 North River Mine
Acquisitions
Depreciation and depletion									$ 230,681,000	$ 98,702,000	$ 72,939,000	$ 74,203,000	$ 155,702,000	$ 98,170,000	$ 72,533,000								$ 245,509,000					$ (14,828,000)
Net income	80,252,000	87,080,000	114,453,000	81,813,000	91,868,000	136,215,000	116,163,000	41,551,000	363,598,000	385,797,000	137,158,000												349,176,000		4,100,000	7,800,000		14,422,000
Diluted net income per share (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6	$ 7.18	$ 2.55												$ 5.76		$ 0.07	$ 0.13		$ 0.24
Purchase consideration:
Cash consideration																		2,173,080,000												1,100,000
Liabilities assumed																														90,900,000
Fair value of shares of common stock issued or stock options issued and warrants																			1,224,126,000	34,765,000
Fair value of consideration transferred																		3,431,971,000
Business Combination Step Acquisition Equity Interest in Acquiree Fair Value																		314,231,000
Total consideration																		3,746,202,000
Below-market coal sales contract liability																														70,000,000
Remaining maturity period of below-market coal sales contract liability (in months)																													26
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents																34,065,000							34,065,000	34,065,000
Receivables																163,668,000							163,668,000	163,668,000
Inventories																121,229,000							121,229,000	122,012,000			(783,000)
Other current assets																86,498,000							86,475,000	65,606,000			20,869,000	23,000
Mineral interests																3,086,000,000							2,992,000,000	4,399,000,000			(1,407,000,000)	94,000,000
Property, plant and equipment																554,192,000							560,894,000	565,228,000			(4,334,000)	(6,702,000)
Goodwill																1,065,040,000					992,400,000,000	72,600,000	1,122,884,000	277,404,000			845,480,000	(57,844,000)	1,700,000
Other long-term assets																54,150,000							54,150,000	54,150,000
Total assets																5,164,842,000							5,135,365,000	5,681,133,000			(545,768,000)	29,477,000
Accounts payable and accrued liabilities																184,983,000							184,983,000	180,157,000			4,826,000
Other current liabilities																86,105,000							82,175,000	75,824,000			6,351,000	3,930,000
Deferred tax liability																1,046,708,000							1,021,161,000	1,576,896,000			(555,735,000)	25,547,000
Other long-term liabilities																100,844,000							100,844,000	102,054,000			(1,210,000)
Total liabilities																1,418,640,000							1,389,163,000	1,934,931,000			(545,768,000)	29,477,000
Net assets acquired																3,746,402,000							3,746,202,000	3,746,202,000
Recast and previously reported operation's of acquisition
Depreciation and depletion									230,681,000	98,702,000	72,939,000	74,203,000	155,702,000	98,170,000	72,533,000								245,509,000					(14,828,000)
Operating income	131,174,000	158,027,000	164,463,000	119,767,000	144,735,000	207,787,000	170,223,000	71,307,000	573,431,000	594,062,000	202,170,000	86,538,000	561,370,000	634,442,000	231,256,000								558,603,000					14,828,000
Income from continuing operations before income tax expense									494,823,000	577,596,000	183,994,000												479,995,000					14,828,000
Income tax expense									131,225,000	188,171,000	42,144,000												130,819,000					406,000
Net income	80,252,000	87,080,000	114,453,000	81,813,000	91,868,000	136,215,000	116,163,000	41,551,000	363,598,000	385,797,000	137,158,000												349,176,000		4,100,000	7,800,000		14,422,000
Net income per share:
Basic (in dollars per share)									$ 6.03	$ 7.25	$ 2.58												$ 5.79					$ 0.24
Diluted (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6	$ 7.18	$ 2.55												$ 5.76		$ 0.07	$ 0.13		$ 0.24
Recast and previously reported cash flow of acquisition
Net income	80,252,000	87,080,000	114,453,000	81,813,000	91,868,000	136,215,000	116,163,000	41,551,000	363,598,000	385,797,000	137,158,000												349,176,000		4,100,000	7,800,000		14,422,000
Adjustments to reconcile net income to net cash flows provided by (used in) operating activities:
Depreciation and depletion									230,681,000	98,702,000	72,939,000	74,203,000	155,702,000	98,170,000	72,533,000								245,509,000					(14,828,000)
Deferred income tax credit									66,803,000	83,174,000	29,038,000												66,397,000					406,000
Acquisition related costs (included in Selling, general and administrative expenses at the end of the period)																23,200,000
Actual Western Coal Results Included in Walter Energy's Consolidated Results
Revenue																846,682,000
Net income																74,960,000
Supplemental Pro forma Combined Results
Revenue																2,795,566,000	2,358,040,000
Net income																$ 418,419,000	$ 342,693,000

Acquisitions (Details 3) (HighMount Exploration and Production Alabama, LLC, USD $)	1 Months Ended	12 Months Ended
	May 31, 2010 bcf	Dec. 31, 2010	May 28, 2010 bcf gaswell
HighMount Exploration and Production Alabama, LLC
Acquisitions
Percentage of the issued and outstanding membership interest acquired			100.00%
Number of conventional gas wells			1,300
Current proven reserves (in billion cubic feet)			79
Expected annual coal bed methane production (in billion cubic feet)	8
Acquisition related costs (included in Selling, general and administrative expenses at the end of the period)		$ 2,700,000
Fair value of assets acquired and liabilities assumed
Receivables			5,439,000
Other current assets			340,000
Property, plant and equipment			210,323,000
Identifiable intangible asset			1,505,000
Total assets			217,607,000
Accounts payable and accrued liabilities			(4,282,000)
Asset retirement obligations			(3,361,000)
Total liabilities			(7,643,000)
Net assets acquired			$ 209,964,000

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Financing, Homebuilding, Kodiak and other	Dec. 31, 2009 Financing, Homebuilding, Kodiak and other	Dec. 31, 2010 Homebuilding and Kodiak
Summary of operating results included in loss from discontinued operations
Sales and revenues				$ 4,293	$ 83,673
Loss from discontinued operations before income tax expense (benefit)				(5,856)	(3,725)
Income tax expense (benefit)				(2,228)	967
Loss from discontinued operations				(3,628)	(4,692)
Assets and liabilities of the discontinued operations
Cash and cash equivalents	535	1,254	1,598			535
Receivables, net						563
Inventories						613
Property, plant and equipment						3,691
Other assets						510
Total assets	5,912					5,912
Accounts payable						943
Accrued expenses						6,045
Other liabilities						750
Total liabilities	$ 7,738					$ 7,738

Equity Award Plans (Details) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
2002 Plan
Equity Award Plans
Number of shares authorized	4.3
Stock options
Equity Award Plans
Vesting period (in years)	3 years
Maximum term of options granted	P10Y
Restricted stock units
Equity Award Plans
Vesting period (in years)	3 years
Requisite continuous employment period (in years)	3 years

Equity Award Plans (Details 2) (Western Coal Corp, Walter Energy stock options)	1 Months Ended
Apr. 30, 2011
Western Coal Corp | Walter Energy stock options
Equity Award Plans
Number of shares	193,498

Equity Award Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Award Plans
Income tax benefits in the entity's continuing operations recognized	$ 8,929,000	$ 28,875,000
Equity award plans, additional disclosures
Amount of cash received from exercise of stock options	8,920,000	17,134,000	9,888,000
2002 Plan
Equity Award Plans
Number of shares authorized	4,300,000
Stock based compensation expense	9,200,000	3,300,000	6,700,000
Income tax benefits in the entity's continuing operations recognized	3,200,000	1,200,000	2,400,000
Equity award plans, additional disclosures
Unrecognized compensation costs	12,600,000	2,300,000	5,400,000
Weighted average period over which unrecognized compensation costs will be recognized (in years)	2.3
Stock options
Summary of activity related to stock options during the year including awards applicable to discontinued operations
Outstanding at the beginning of the period (in shares)	514,708
Granted (in shares)	80,432
Exercised (in shares)	(265,833)
Cancelled (in shares)	(27,481)
Outstanding at the end of the period (in shares)	495,324	514,708
Exercisable
Exercisable at the end of the period (in shares)	381,507
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollar per share)	$ 28.54
Granted (in dollar per share)	$ 116.78
Exercised (in dollar per share)	$ 33.7
Cancelled (in dollar per share)	$ 126.04
Outstanding at the end of the period (in dollar per share)	$ 43.13	$ 28.54
Exercisable at the end of the period (in dollar per share)	$ 34.02
Weighted Average Remaining Contractual Term
Outstanding at the end of the period (in years)	5.5
Exercisable at the end of the period (in years)	4.6
Aggregate Intrinsic Value
Outstanding at the end of the period	12,259,000
Exercisable at the end of the period	10,623,000
Weighted average assumptions used to determine the grant-date fair value of options granted
Risk free interest rate (as a percent)	0.88%	2.22%	2.12%
Dividend yield (as a percent)	0.52%	0.75%	0.75%
Expected life (in years)	2.46	5.1	5.24
Volatility (as a percent)	57.51%	69.64%	64.37%
Equity award plans, additional disclosures
Weighted average grant-date fair values of stock options granted (in dollar per share)	$ 81.82	$ 46.43	$ 10.67
Amount of cash received from exercise of stock options	8,900,000	17,100,000	9,900,000
Intrinsic value of stock awards exercised or converted	24,200,000	43,100,000	20,000,000
Stock options | Western Coal Corp
Summary of activity related to stock options during the year including awards applicable to discontinued operations
Granted (in shares)	193,498
Weighted Average Exercise Price
Granted (in dollar per share)	$ 50.16
Restricted stock units
Summary of activity related to restricted stock units during the year including awards applicable to discontinued operations
Outstanding at the beginning of the period (in shares)	201,838
Granted (in shares)	144,517
Vested (in shares)	(127,598)
Cancelled (in shares)	(55,510)
Outstanding at the end of the period (in shares)	163,247	201,838
Aggregate Intrinsic Value
Outstanding at the end of the period	9,886,000
Weighted Average Remaining Contractual Term in Years
Outstanding at the end of the period (in years)	1.47
Equity award plans, additional disclosures
Weighted average grant-date fair values of restricted stock units granted (in dollar per share)	$ 133.15	$ 82.3	$ 20.7
Intrinsic value of stock awards exercised or converted	7,700,000	11,000,000	3,000,000
Fair value of shares vested	4,900,000	5,800,000	9,000,000
Employee stock purchase plan
Equity Award Plans
Number of shares authorized	3,500,000
Stock based compensation expense	$ 400,000	$ 200,000	$ 300,000
Employee Stock Purchase Plan
Employer contribution, as a percentage of participant's actual payroll deduction	15.00%
Employer contribution after five years of continuous participation , as a percentage of participant's actual payroll deduction	20.00%
Period of continuous employee participation required to receive employer contribution of 20% of participant's actual payroll deduction (in years)	5
Number of shares purchased under the plan	29,500	20,000	47,000

Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Receivables
Trade receivables	$ 233,568	$ 130,904
Other receivables	86,493	14,856
Less: Allowance for losses	(6,718)	(2,522)
Receivables, net	$ 313,343	$ 143,238

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Coal	$ 180,537	$ 69,110
Raw materials and supplies	59,900	28,521
Total inventories	$ 240,437	$ 97,631

Mineral Interests and Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment
Total property, plant and equipment	$ 2,245,961	$ 1,205,829
Less: Accumulated depreciation and depletion	(614,628)	(433,133)
Net property, plant and equipment	1,631,333	772,696
Mineral interests
Property, plant and equipment
Total property, plant and equipment	3,140,500	34,900
Less: Accumulated depreciation and depletion	(84,200)	(17,600)
Land
Property, plant and equipment
Total property, plant and equipment	85,439	68,695
Land improvements
Property, plant and equipment
Total property, plant and equipment	14,484	12,356
Buildings and leasehold improvements
Property, plant and equipment
Total property, plant and equipment	562,263	25,091
Mine development costs
Property, plant and equipment
Total property, plant and equipment	36,796	84,930
Machinery and equipment
Property, plant and equipment
Total property, plant and equipment	991,794	614,262
Gas properties and related development
Property, plant and equipment
Total property, plant and equipment	222,711	305,697
Construction in progress
Property, plant and equipment
Total property, plant and equipment	$ 332,474	$ 94,798

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 37,307,000	$ 77,400,000	$ 3,423,000
State	6,226,000	27,597,000	9,683,000
Foreign	20,889,000
Total current	64,422,000	104,997,000	13,106,000
Deferred
Federal	80,701,000	75,579,000	35,515,000
State	3,108,000	7,595,000	(6,477,000)
Foreign	(17,006,000)
Total deferred	66,803,000	83,174,000	29,038,000
Total
Federal	118,008,000	152,979,000	38,938,000
State	9,333,000	35,192,000	3,206,000
Foreign	3,883,000
Total	131,225,000	188,171,000	42,144,000
Foreign pretax earnings	84,000,000
Deferred income tax assets:
Net operating loss and credit carryforwards	56,970,000	31,578,000
Accrued expenses	18,773,000	17,367,000
Contingent interest	36,441,000	33,515,000
Postretirement benefits other than pensions	219,399,000	183,711,000
Pension obligations	20,229,000	22,071,000
Other	31,760,000	29,476,000
Total deferred tax assets	383,572,000	317,718,000
Less: valuation allowance for deferred tax assets	(1,729,000)	(1,549,000)
Net deferred income tax asset	381,843,000	316,169,000
Deferred income tax liabilities:
Prepaid expenses	(11,915,000)	(10,181,000)
B.C. minerals tax	(263,422,000)
Property, plant and equipment	(965,463,000)	(94,097,000)
Total deferred income tax liabilities	(1,240,800,000)	(104,278,000)
Net deferred tax (liability) asset	(858,957,000)	211,891,000
Deferred income taxes are classified as follows:
Current deferred income tax asset	61,079,000	62,371,000
Noncurrent deferred income tax asset	109,300,000	149,520,000
Noncurrent deferred income tax liability, net	(1,029,336,000)
Net deferred tax (liability) asset	(858,957,000)	211,891,000
Income tax expense (benefit) at the entity's effective tax rate differed from the statutory rate of 35%
Income from continuing operations before income tax expense	494,823,000	577,596,000	183,994,000
Tax expense at statutory tax rate of 35%	173,188,000	202,159,000	64,398,000
Federal statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
Excess depletion benefit	(32,370,000)	(31,572,000)	(18,693,000)
Impact of foreign taxes	(36,545,000)
B.C. minerals tax	11,954,000
State and local income tax, net of federal effect	7,394,000	26,134,000	2,158,000
U.S. domestic production activities benefit	(5,583,000)	(3,871,000)
Acquisition costs	8,078,000
Other	5,109,000	(4,679,000)	(5,719,000)
Total	131,225,000	188,171,000	42,144,000
Federal
Income Taxes
NOLs	41,000,000
State
Income Taxes
NOLs	71,600,000
Non-U.S.
Income Taxes
NOLs	161,900,000
NOL valuation allowances	1,700,000
Canada
Income Taxes
Operating loss carryforwards subject to expiration between 2025 and 2031	121,500,000
U.K.
Income Taxes
Operating loss carryforwards with indefinite carryforward period	$ 40,400,000

Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Minimum
Income tax examination
Number of years the Company remains subject to income tax in various states for prior periods	3
Number of years for which the tax years are typically subject to examination in the major non-U.S. jurisdictions	3
Maximum
Income tax examination
Number of years the state impact of any federal changes remains subject to examination	5
Number of years the Company remains subject to income tax in various states for prior periods	11
Number of years for which the tax years are typically subject to examination in the major non-U.S. jurisdictions	6

Income Taxes (Details 3) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2010 D	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Net excess tax benefits from employee stock plan awards		$ 23,600,000	$ 16,800,000	$ 6,800,000
Extension period to submit proposed final order (in days)	90
Comment letter period (in days)	30
Reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits
Gross unrecognized tax benefits at beginning of year		39,191,000	34,300,000
Increases for tax positions taken in prior years		31,704,000	5,216,000
Increases in tax positions for the current year		23,169,000
Decreases for changes in temporary differences		(1,306,000)	(325,000)
Gross unrecognized tax benefits at end of year		92,758,000	39,191,000	34,300,000
Amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate		92,100,000	37,300,000
Interest accrued on the liability for unrecognized tax benefits and for issues identified in the Proof of Claim		7,200,000	5,600,000	7,400,000
Accrued interest and penalties related to unrecognized tax benefits and the Adversary Proceeding		$ 105,300,000

Debt (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended				1 Months Ended				1 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2011 2011 Credit Agreement	Dec. 31, 2011 2011 term loan A	Apr. 02, 2011 2011 term loan A	Dec. 31, 2011 2011 term loan A Minimum	Dec. 31, 2011 2011 term loan A Maximum	Dec. 31, 2011 2011 term loan B	Apr. 02, 2011 2011 term loan B	Dec. 31, 2011 2011 term loan B Minimum	Dec. 31, 2011 2011 term loan B Maximum	Apr. 30, 2011 2005 term loan	Apr. 02, 2011 2005 term loan	Dec. 31, 2010 2005 term loan	Apr. 02, 2011 2005 term loan Maximum	Apr. 30, 2011 2005 revolving credit facility	Apr. 02, 2011 2005 revolving credit facility	Apr. 02, 2011 2005 revolving credit facility Maximum	Dec. 31, 2011 Revolving Credit Facility	Apr. 02, 2011 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility Minimum	Dec. 31, 2011 Revolving Credit Facility Maximum	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Debt instrument
Total debt	$ 2,325,715,000	$ 168,473,000		$ 894,837,000				$ 1,333,163,000						$ 136,062,000					$ 10,000,000				$ 87,715,000	$ 32,411,000
Less current debt	(56,695,000)	(13,903,000)
Total long term debt	2,269,020,000	154,570,000
Weighted average stated interest rate (as a percent)				3.44%				4.00%											3.28%
Debt repayment schedule excluding interest
2012	56,695,000			19,837,000																			36,858,000
2013	109,715,000			82,500,000																			27,215,000
2014	130,030,000			112,500,000																			17,530,000
2015	523,558,000			517,500,000																			6,058,000
2016	182,717,000			162,500,000				10,163,000											10,000,000				54,000
Thereafter	1,323,000,000							1,323,000,000
Debt agreements
Principal amount of credit agreement					950,000,000				1,400,000,000				450,000,000
Revolving credit facility, maximum borrowing capacity			2,725,000,000														300,000,000			375,000,000
Debt instrument, description of variable rate basis				LIBOR or CDOR				LIBOR or CDOR				LIBOR				LIBOR			LIBOR or CDOR
Quarterly principal payments of term loan												400,000
Commitment fee on the unused portion (as a percent)																0.50%			0.50%
Outstanding standby letters of credit																			71,200,000
Availability for future borrowings under the Revolver																			$ 293,800,000
Rate of LIBOR floor (as a percent)								1.00%
Basis spread on variable rate (as a percent)						2.25%	3.00%			2.75%	3.00%				3.00%			4.00%			2.25%	3.00%

Pension and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in the balance sheet:
Accumulated postretirement benefits obligation, current	$ (27,247)	$ (24,753)
Accumulated postretirement benefits obligation, long-term	(550,671)	(451,348)
Changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss
Current year net actuarial loss	105,340
Current year prior service cost	478
Amortization of actuarial loss	(20,105)
Amortization of prior service cost (credit)	689
Total	86,402
Deferred income taxes	(33,200)	(2,200)	(44,200)
Total recognized in other comprehensive (income) loss, net of taxes	53,224	5,280	28,513
Pension Benefits
Pension and Other Employee Benefits
Accumulated benefit obligation	246,021	235,727
Change in projected benefit obligation:
Benefit obligation at beginning of year	250,005	226,580
Service cost	5,163	4,419	4,154
Interest cost	12,576	12,906	12,458
Actuarial loss	5,895	16,338
Benefits paid	(11,027)	(10,238)
Plan amendments	375
Plan settlements	(4,207)
Benefit obligation at end of year	258,780	250,005	226,580
Change in plan assets:
Fair value of plan assets at beginning of year	191,736	160,944
Actual gain on plan assets	1,163	21,270
Employer contributions	24,871	19,760
Plan settlements	(4,207)
Benefits paid	(11,027)	(10,238)
Fair value of plan assets at end of year	202,537	191,736	160,944
Unfunded status of the plan	(56,243)	(58,269)
Amounts recognized in the balance sheet:
Other current liabilities	(5,083)	(8,892)
Other long-term liabilities	(51,160)	(49,377)
Net amount recognized	(56,243)	(58,269)
Amounts recognized in accumulated other comprehensive income, pre-tax
Prior service cost	1,290	1,187
Net actuarial loss	106,479	96,090
Net amount recognized	107,769	97,277
Components of net periodic benefit cost:
Service cost	5,163	4,419	4,154
Interest cost	12,576	12,906	12,458
Expected return on plan assets	(15,717)	(13,076)	(11,304)
Amortization of prior service cost (credit)	272	304	304
Amortization of net actuarial loss	8,252	8,922	9,356
Settlement loss	1,807
Net periodic benefit cost for continuing operations	12,353	13,475	14,968
Estimated portion of net prior service cost and net actuarial loss remaining in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost in 2012
Prior service cost	256
Net actuarial loss	9,252
Net amount to be recognized	9,508
Changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss
Current year net actuarial loss	20,544
Current year prior service cost	374
Amortization of actuarial loss	(10,059)
Amortization of prior service cost (credit)	(272)
Total	10,587
Deferred income taxes	(4,037)
Total recognized in other comprehensive (income) loss, net of taxes	6,550
Weighted average assumptions used to determine benefit obligations:
Discount rate (as a percent)	5.02%	5.30%	5.90%
Rate of compensation increase (as a percent)	3.70%	3.70%	3.70%
Weighted average assumptions used to determine net periodic cost:
Discount rate (as a percent)	5.30%	5.90%	6.50%
Expected return on plan assets (as a percent)	7.75%	8.25%	8.90%
Rate of compensation increase (as a percent)	3.70%	3.70%	3.70%
Other Benefits
Pension and Other Employee Benefits
Accumulated benefit obligation	577,918	476,101
Change in projected benefit obligation:
Benefit obligation at beginning of year	476,101	452,659
Service cost	6,160	3,014	3,049
Interest cost	25,140	26,040	23,294
Actuarial loss	84,796	16,594
Benefits paid	(21,813)	(22,732)
Plan amendments	104
Business combinations	7,430
Other		526
Benefit obligation at end of year	577,918	476,101	452,659
Change in plan assets:
Employer contributions	21,813	22,732
Benefits paid	(21,813)	(22,732)
Unfunded status of the plan	(577,918)	(476,101)
Amounts recognized in the balance sheet:
Accumulated postretirement benefits obligation, current	(27,247)	(24,753)
Accumulated postretirement benefits obligation, long-term	(550,671)	(451,348)
Net amount recognized	(577,918)	(476,101)
Amounts recognized in accumulated other comprehensive income, pre-tax
Prior service cost	9,916	8,852
Net actuarial loss	275,049	200,299
Net amount recognized	284,965	209,151
Components of net periodic benefit cost:
Service cost	6,160	3,014	3,049
Interest cost	25,140	26,040	23,294
Amortization of prior service cost (credit)	(961)	(2,098)	(1,950)
Amortization of net actuarial loss	10,046	14,522	6,440
Net periodic benefit cost for continuing operations	40,385	41,478	30,833
Estimated portion of net prior service cost and net actuarial loss remaining in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost in 2012
Prior service cost	1,045
Net actuarial loss	14,725
Net amount to be recognized	15,770
Changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss
Current year net actuarial loss	84,796
Current year prior service cost	104
Amortization of actuarial loss	(10,046)
Amortization of prior service cost (credit)	961
Total	75,815
Deferred income taxes	(29,141)
Total recognized in other comprehensive (income) loss, net of taxes	$ 46,674
Weighted average assumptions used to determine benefit obligations:
Discount rate (as a percent)	5.14%	5.35%	5.90%
Weighted average assumptions used to determine net periodic cost:
Discount rate (as a percent)	5.35%	5.90%	6.50%

Pension and Other Employee Benefits (Details 2) (Other Benefits)	Jan. 31, 2012 Minimum bond	Dec. 31, 2011 Pre-65	Dec. 31, 2010 Pre-65	Dec. 31, 2009 Pre-65	Dec. 31, 2011 Post-65	Dec. 31, 2010 Post-65	Dec. 31, 2009 Post-65
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year (as a percent)		8.00%	7.50%	8.00%	8.00%	7.50%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate) (as a percent)		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Outstanding bonds with significant issues	100,000

Pension and Other Employee Benefits (Details 3) (Pension Benefits, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and Other Employee Benefits
Expected return on plan assets (as a percent)	7.75%	8.25%	8.90%
Strategic allocation to fixed income component before increase (as a percent)			30.00%
Strategic equity allocation before increase (as a percent)			70.00%
Strategic allocation
Strategic allocation (as a percent)	100.00%
Actual allocation
Actual allocation (as a percent)	100.00%	100.00%
Fair value of the plan assets
Fair value of the pension trust's assets	$ 202,537	$ 191,736	$ 160,944
Equity investments
Strategic allocation
Equity investments (as a percent)	60.00%
Tactical Range
Equity investments, minimum (as a percent)	50.00%
Equity investments, maximum (as a percent)	70.00%
Actual allocation
Equity investments (as a percent)	59.20%	61.90%
Large capitalization stocks
Strategic allocation
Equity investments (as a percent)	38.50%
Tactical Range
Equity investments, minimum (as a percent)	29.00%
Equity investments, maximum (as a percent)	48.00%
Actual allocation
Equity investments (as a percent)	37.20%	39.10%
Mid-cap growth
Strategic allocation
Equity investments (as a percent)	8.50%
Tactical Range
Equity investments, minimum (as a percent)	6.00%
Equity investments, maximum (as a percent)	11.00%
Actual allocation
Equity investments (as a percent)	9.50%	11.20%
Small capitalization stocks
Strategic allocation
Equity investments (as a percent)	0.00%
Tactical Range
Equity investments, minimum (as a percent)	0.00%
Equity investments, maximum (as a percent)	0.00%
Actual allocation
Equity investments (as a percent)	0.00%	0.00%
International
Strategic allocation
Equity investments (as a percent)	13.00%
Tactical Range
Equity investments, minimum (as a percent)	9.00%
Equity investments, maximum (as a percent)	17.00%
Actual allocation
Equity investments (as a percent)	12.50%	11.60%
Fixed income investments
Strategic allocation
Fixed income investments (as a percent)	40.00%
Tactical Range
Fixed income investments, minimum (as a percent)	30.00%
Fixed income investments, maximum (as a percent)	50.00%
Actual allocation
Fixed income investments (as a percent)	39.00%	37.50%
Cash
Strategic allocation
Cash (as a percent)	0.00%
Tactical Range
Cash, minimum (as a percent)	0.00%
Cash, maximum (as a percent)	5.00%
Actual allocation
Cash (as a percent)	1.80%	0.60%
Level 1(L1) | Large cap value-Index
Fair value of the plan assets
Fair value of the pension trust's assets	16,586
Level 1(L1) | Large cap value
Fair value of the plan assets
Fair value of the pension trust's assets	16,658
Level 1(L1) | Large cap growth-Index
Fair value of the plan assets
Fair value of the pension trust's assets	21,195
Level 1(L1) | Large cap growth
Fair value of the plan assets
Fair value of the pension trust's assets	20,894
Level 1(L1) | Mid-cap growth
Fair value of the plan assets
Fair value of the pension trust's assets	19,350
Level 1(L1) | International
Fair value of the plan assets
Fair value of the pension trust's assets	25,332
Level 1(L1) | Intermediate-term bond
Fair value of the plan assets
Fair value of the pension trust's assets	73,928
Level 1(L1) | Long-term bond
Fair value of the plan assets
Fair value of the pension trust's assets	5,026
Level 1(L1) | Cash
Fair value of the plan assets
Fair value of the pension trust's assets	$ 3,568

Pension and Other Employee Benefits (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Health care cost trend:
Effect on total of service and interest cost components, 1-percentage point increase	$ 4,580
Effect on total of service and interest cost components, 1-percentage point decrease	(3,693)
Effect on postretirement benefit obligation, 1-percentage point increase	79,862
Effect on postretirement benefit obligation, 1-percentage point decrease	(65,409)
Discount rate:
Effect on postretirement service and interest cost components, 1-percentage point increase	13,897
Effect on postretirement service and interest cost components, 1-percentage point decrease	(85)
Effect on postretirement benefit obligation, 1-percentage point increase	(68,165)
Effect on postretirement benefit obligation, 1-percentage point decrease	84,930
Effect on current year postretirement benefits expense, 1-percentage point increase	(3,820)
Effect on current year postretirement benefits expense, 1-percentage point decrease	4,621
Effect on pension service and interest cost components, 1-percentage point increase	127
Effect on pension service and interest cost components, 1-percentage point decrease	(237)
Effect on pension benefit obligation, 1-percentage point increase	(26,555)
Effect on pension benefit obligation, 1-percentage point decrease	32,101
Effect on current year pension expense, 1-percentage point increase	(2,554)
Effect on current year pension expense, 1-percentage point decrease	2,995
Expected return on plan assets:
Effect on current year pension expense, 1-percentage point increase	(1,905)
Effect on current year pension expense, 1-percentage point decrease	1,905
Rate of compensation increase:
Effect on pension service and interest cost components, 1-percentage point increase	444
Effect on pension service and interest cost components, 1-percentage point decrease	(396)
Effect on pension benefit obligation, 1-percentage point increase	3,452
Effect on pension benefit obligation, 1-percentage point decrease	(3,185)
Effect on current year pension expense, 1-percentage point increase	836
Effect on current year pension expense, 1-percentage point decrease	$ (757)

Pension and Other Employee Benefits (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Medicare Part D Subsidy
2012	$ 1,760,000
2013	1,986,000
2014	2,234,000
2015	2,502,000
2016	2,740,000
Years 2017-2021	17,761,000
Total cost of profit sharing and 401(k) plans	400,000	400,000	500,000
Pension Benefits
Expected benefits to be paid
2012	18,479,000
2013	14,304,000
2014	15,173,000
2015	16,566,000
2016	16,736,000
Years 2017-2021	92,313,000
Pension Benefits | Minimum
Pension and Other Employee Benefits
Funding requirement for 2012	28,100,000
Other Postretirement Benefits Before Medicare Subsidy
Pension and Other Employee Benefits
Funding requirement for 2012	27,200,000
Expected benefits to be paid
2012	29,006,000
2013	31,102,000
2014	32,952,000
2015	34,626,000
2016	36,268,000
Years 2017-2021	$ 197,460,000

Pension and Other Employee Benefits (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011 Y USDperhour	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011
Pension and Other Postretirement Benefits
Percentage workforce of the entity represented by UMWA	38.00%
Increase in the workforce represented by the UMWA	300
Number of multiemployer benefit plans	2
UMWA 1974 Pension Plan
Pension and Other Postretirement Benefits
Required contribution per hour worked by employees under collective bargaining agreement	5.5
Contributions to the plans	$ 19,520,000	$ 13,425,000	$ 10,732,000
Percentage required for getting listed under Form 5500 filed	5.00%
Required funded percentage under Pension Protection Act	80.00%
Maximum number of years to reach a projected funding deficiency in addition to specified funded percentage to deem plan as endangered or seriously endangered	7
Minimum funded percentage for specified period to deem plan as endangered or seriously endangered	80.00%
Minimum funded percentage for specified period to deem plan as critical	65.00%
Nondeductible excise tax rate on accumulated funding deficiency for not meeting the ERISA's minimum funding requirement	5.00%
Number of plan years used in calculating employer's share of the unfunded vested benefits	5
Unfunded vested benefits				4,300,000,000
Percentage of hours worked compared during the previous five plan years to the total hours worked by all plan participants	9.00%
Combined fund and 1992 benefit fund
Pension and Other Postretirement Benefits
Contributions to the plans			300,000
1993 Benefit Plan
Pension and Other Postretirement Benefits
Contributions to the plans	$ 1,800,000	$ 3,800,000	$ 3,600,000
Contribution per hour worked by employees under 2011 labor agreement	0.5	0.5	0.5
Contribution per hour worked by employees under 2007 agreement		1.42	1.44
Contribution per hour worked by employees under the Tax Relief and Health Care Act of 2006		0.92	0.94

Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	May 31, 2010	Feb. 28, 2009 right	Dec. 31, 2008	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 23, 2009	Feb. 27, 2009
Stockholders' Equity
Repurchase program authorized amount	$ 45			$ 50
Repurchase program additional authorized amount			50
Cumulative shares repurchased under programs						3,658,408	270,159
Cumulative cost of shares repurchased under programs						$ 144.8	$ 20.5
Number of rights per common stock share authorized and declared as dividends		1
Beneficial ownership by a person or group of affiliated persons for rights to become exercisable, ownership percentage greater than		20.00%
Number of shares of junior preferred stock each right would initially enable the holder to purchase									0.001
Common stock value that may be purchased upon exercise of the right as multiple of exercise price of right		2
Number of economic equivalent shares of common stock for each fractional share of the junior preferred stock		1
Preferred stock authorized for issuance (in shares)					20,000,000	20,000,000		20,000,000
Preferred stock, par value (in dollars per share)					$ 0.01	$ 0.01		$ 0.01

Stockholders' Equity (Details 2) (Western Coal Corp) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Apr. 30, 2011 Common Stock	Apr. 02, 2011 Common Stock USD ($)	Dec. 31, 2011 Warrants CAD
Stock issued in connection with the acquisition
Common shares issued (in shares)	8,951,558
Common shares issued value		$ 1,200
Warrants outstanding (in shares)			19,119
Exercise price (in dollars per share)			3.25

Net Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Income from continuing operations (in dollars)					$ 93,648	$ 136,972	$ 116,110	$ 42,695	$ 363,598	$ 389,425	$ 141,850
Loss from discontinued operations					$ (1,780)	$ (757)	$ 53	$ (1,144)		$ (3,628)	$ (4,692)
Denominator:
Average number of common shares outstanding									60,257,000	53,179,000	53,076,000
Effect of dilutive securities:
Stock awards and warrants (in shares)									354,000	521,000	743,000
Weighted average shares, diluted									60,611,000	53,700,000	53,819,000
Income from continuing operations, basic (in dollars per share)									$ 6.03	$ 7.32	$ 2.67
Loss from discontinued operations, basic (in dollars per share)										$ (0.07)	$ (0.09)
Net income (in dollars per share)									$ 6.03	$ 7.25	$ 2.58
Income from continuing operations, diluted (in dollars per share)					$ 1.75	$ 2.57	$ 2.16	$ 0.79	$ 6	$ 7.25	$ 2.64
Loss from discontinued operations, diluted (in dollars per share)					$ (0.03)	$ (0.02)		$ (0.02)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6	$ 7.18	$ 2.55
Anti-dilutive securities excluded from earnings per share calculation (in shares)									31,511	25,177	150,907

Commitments and Contingencies (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Environmental Matters Walter Coke, Inc. property	Dec. 31, 2011 Environmental Matters Maple Coal Company outlet	Dec. 31, 2011 Environmental Matters Maple Coal Company Minimum	Nov. 30, 2011 Environmental Matters Jim Walter Resources, Inc	Dec. 31, 2011 Environmental Matters Jim Walter Resources, Inc	Jan. 31, 2012 Securities Class Actions and Shareholder Derivative Actions director	Dec. 31, 2011 Securities Class Actions and Shareholder Derivative Actions complaint	Nov. 30, 2009 Securities Class Actions and Shareholder Derivative Actions Western Coal Corp	Dec. 31, 2011 Securities Class Actions and Shareholder Derivative Actions Western Coal Corp
Commitments and contingencies
Number of properties that the entity has agreed to remediate				23
Number of outlets for which a sufficient connection not shown to establish standing to bring a claim as to discharges					1
Number of properties remediated				16
Number of outlets for which jurisdiction over claims based on discharges was upheld					1
Litigation settlement fine							$ 145,200
Penalty sought					229,350	14,000,000		60,000
Remediation cost incurred								5,000,000
Number of executive directors as defendants									3
Number of complaints										3
Number of non-executive directors as defendants											$ 2
General damages entitled to recover												200,000,000
Punitive damages entitled to recover												20,000,000
Lease Obligations
Total cost of assets under capital leases	118,800,000	9,400,000
Accumulated amortization on assets under capital leases	16,800,000	4,200,000
Rent expense	21,000,000	13,700,000	10,900,000
Capitalized Leases
2012	29,843,000
2013	20,948,000
2014	17,273,000
2015	5,980,000
2016	61,000
Total	74,105,000
Less: amount representing interest and other executory costs	(6,002,000)
Present value of minimum lease payments	68,103,000
Operating Leases
2012	22,435,000
2013	16,310,000
2014	13,471,000
2015	7,327,000
2016	4,869,000
Thereafter	2,936,000
Total	67,348,000
Coal royalty expense	$ 111,500,000	$ 88,800,000	$ 41,600,000

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended		1 Months Ended
	Jun. 30, 2011 Interest rate swap - June 2011	Jun. 27, 2011 Interest rate swap - June 2011	Dec. 31, 2008 Interest rate swap - December 2008 M	Dec. 30, 2008 Interest rate swap - December 2008	Jun. 30, 2011 Interest rate cap	Jun. 27, 2011 Interest rate cap	Jun. 07, 2011 Natural Gas Hedge DollarsPerMMBtu MMBTU
Fair Value of Financial Instruments
Notional value		$ 450		$ 31.5		$ 255
Debt instrument, description of variable rate basis	3-month LIBOR		1-month LIBOR		3-month LIBOR
Agreement period (in years)		3 years				3 years	1 year
Fixed rate (as a percent)		1.17%		1.84%		2.00%
Number of monthly interest payments, hedged			62
Number of monthly interest payments			64
Fixed rate (as a percent)						2.00%
Amount hedged (in mmbtus)							4,200,000
Price per mmbtu of forecasted natural gas (in dollars per mmbtu)							5
Percentage of forecasted natural gas to be hedged							35.00%

Derivative Financial Instruments (Details 2) (Designated as cash flow hedging instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	$ 4,482
Natural Gas Hedge
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	4,050
Interest rate cap
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	432
Interest rate cap | Other current assets
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	143
Interest rate cap | Other Noncurrent Assets
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	289
Interest rate swaps
Entity's derivative instruments within the condensed consolidated balance sheets
Liability derivatives	5,683	386
Interest rate swaps | Other current liabilities
Entity's derivative instruments within the condensed consolidated balance sheets
Liability derivatives	1,800
Interest rate swaps | Other long-term liabilities
Entity's derivative instruments within the condensed consolidated balance sheets
Liability derivatives	$ 3,900

Derivative Financial Instruments (Details 3) (Derivatives designated as cash flow hedging instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	$ (716)	$ (596)
Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings	1,045	2,642
Natural gas hedges
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	2,309	(386)
Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings	2,387	3,017
Interest rate swaps
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	(3,294)	(210)
Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings	(1,342)	(375)
Interest rate cap
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	$ 269

Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Equity securities
Fair value information
Recorded loss related to trading securities still held	$ 2,900,000
Recurring | Level 1
Fair value information
Total assets	24,468,000
Recurring | Level 1 | Equity securities
Fair value information
Trading securities	12,369,000
Available-for-sale securities	12,099,000
Recurring | Level 2
Fair value information
Total assets	4,482,000
Recurring | Level 2 | Interest rate cap
Fair value information
Total assets	432,000
Recurring | Level 2 | Natural Gas Hedge
Fair value information
Total assets	4,050,000
Recurring | Level 2 | Interest rate swaps
Fair value information
Derivative liabilities	5,683,000
Recurring | Total Fair Value
Fair value information
Total assets	28,950,000
Recurring | Total Fair Value | Interest rate cap
Fair value information
Total assets	432,000
Recurring | Total Fair Value | Natural Gas Hedge
Fair value information
Total assets	4,050,000
Recurring | Total Fair Value | Interest rate swaps
Fair value information
Derivative liabilities	5,683,000
Recurring | Total Fair Value | Equity securities
Fair value information
Trading securities	12,369,000
Available-for-sale securities	$ 12,099,000

Fair Value of Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Apr. 02, 2011 2011 Credit Agreement	Apr. 02, 2011 Revolving Credit Facility	Dec. 31, 2011 Carrying amount, cost 2011 term loan A	Dec. 31, 2011 Carrying amount, cost 2011 term loan B	Dec. 31, 2011 Carrying amount, cost Revolving Credit Facility	Dec. 31, 2011 Fair value 2011 term loan A	Dec. 31, 2011 Fair value 2011 term loan B	Dec. 31, 2011 Fair value Revolving Credit Facility
Debt
Maximum amount of borrowings available under the credit agreement	$ 2,725	$ 375
Debt			$ 894.8	$ 1,333	$ 10	$ 880.6	$ 1,319	$ 9.7

Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of reportable segments									3
Revenues:
Total Revenues	$ 703,006,000	$ 688,747,000	$ 770,871,000	$ 408,734,000	$ 400,797,000	$ 464,262,000	$ 410,622,000	$ 312,049,000	$ 2,571,358,000	$ 1,587,730,000	$ 966,827,000
Segment operating income (loss):
Operating income	131,174,000	158,027,000	164,463,000	119,767,000	144,735,000	207,787,000	170,223,000	71,307,000	573,431,000	594,062,000	202,170,000
Less interest expense, net									(96,214,000)	(16,466,000)	(18,176,000)
Other income, net									17,606,000
Income from continuing operations before income tax expense									494,823,000	577,596,000	183,994,000
Income tax expense									(131,225,000)	(188,171,000)	(42,144,000)
Income from continuing operations					93,648,000	136,972,000	116,110,000	42,695,000	363,598,000	389,425,000	141,850,000
Depreciation and depletion:
Total depreciation and depletion									230,681,000	98,702,000	72,939,000
Capital Expenditures:
Total capital expenditures									414,566,000	157,476,000	96,298,000
Identifiable assets by segment:
Total identifiable assets	6,856,508,000				1,657,765,000				6,856,508,000	1,657,765,000	1,259,356,000
Long-lived assets by country:
Total long-lived assets	4,687,591,000				790,001,000				4,687,591,000	790,001,000	522,931,000
Export sales
Export sales									2,000,000,000	1,200,000,000	728,400,000
Postretirement benefits (income) expense									40,385,000	41,478,000	30,833,000
U.S.
Long-lived assets by country:
Total long-lived assets	1,096,763,000				790,001,000				1,096,763,000	790,001,000	522,931,000
Canada
Long-lived assets by country:
Total long-lived assets	3,195,377,000								3,195,377,000
U.K.
Long-lived assets by country:
Total long-lived assets	395,451,000								395,451,000
Sales | Foreign countries | Greater than
Export sales
Threshold for sales to customers in foreign countries as a percentage of consolidated revenues									10.00%	10.00%	10.00%
Sales | Foreign countries | U.K.
Export sales
Revenues from external customers as a percentage of consolidated revenues	6.20%				10.30%				6.20%	10.30%	12.60%
Sales | Foreign countries | Brazil
Export sales
Revenues from external customers as a percentage of consolidated revenues	10.50%				24.90%				10.50%	24.90%	20.20%
Sales | Foreign countries | Germany
Export sales
Revenues from external customers as a percentage of consolidated revenues	9.80%				13.70%				9.80%	13.70%	14.00%
U.S. Operations
Revenues:
Total Revenues									1,871,182,000	1,584,734,000	964,358,000
Segment operating income (loss):
Operating income									561,370,000	634,442,000	231,256,000
Depreciation and depletion:
Total depreciation and depletion									155,702,000	98,170,000	72,533,000
Capital Expenditures:
Total capital expenditures									149,996,000	152,299,000	95,672,000
Identifiable assets by segment:
Total identifiable assets	1,118,451,000				1,021,534,000				1,118,451,000	1,021,534,000	800,238,000
Export sales
Postretirement benefits (income) expense									41,745,000	43,228,000	31,902,000
Canadian and U.K. operations
Revenues:
Total Revenues									698,054,000
Segment operating income (loss):
Operating income									86,538,000
Depreciation and depletion:
Total depreciation and depletion									74,203,000
Capital Expenditures:
Total capital expenditures									264,476,000
Identifiable assets by segment:
Total identifiable assets	5,021,521,000								5,021,521,000
Other
Revenues:
Total Revenues									2,122,000	2,996,000	2,469,000
Segment operating income (loss):
Operating income									(74,477,000)	(40,380,000)	(29,086,000)
Depreciation and depletion:
Total depreciation and depletion									776,000	532,000	406,000
Capital Expenditures:
Total capital expenditures									94,000	5,177,000	626,000
Identifiable assets by segment:
Total identifiable assets	716,536,000				630,319,000				716,536,000	630,319,000	443,920,000
Export sales
Postretirement benefits (income) expense									(1,360,000)	(1,750,000)	(1,069,000)
Discontinued operations
Identifiable assets by segment:
Total identifiable assets					$ 5,912,000					$ 5,912,000	$ 15,198,000

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011 BWM	Dec. 31, 2010 BWM	Dec. 31, 2009 BWM	Apr. 30, 2011 Belcourt Saxon property	Apr. 30, 2011 Belcourt Saxon Minimum mile	Apr. 30, 2011 Belcourt Saxon Maximum mile
Related Party Transactions
Ownership interest in the joint venture accounted for under the proportionate consolidation method (as a percent)	50.00%			50.00%
Charges to joint venture	$ 2.9	$ 2.5	$ 2.5
Number of multi-deposit coal properties owned by the related party				2
Distance of multi-deposit coal properties from south of Wolverine surface mine					40	80

Restructuring and Impairments (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009 Walter Coke Walter Coke fiber plant	Dec. 31, 2009 Walter Coke Walter Coke fiber plant T
Restructuring and Impairments
Plant production capacity (in tons)			100,000
Restructuring and impairment charge		$ 3,600,000
Impairment of property, plant and equipment		2,200,000
Charges related to severance and other obligations		1,400,000
Inventory write-downs		900,000
Cash used for severance and other obligations		100,000
Fair value of property, plant and equipment less disposal cost	$ 5,912,000	$ 200,000	$ 200,000

Recent Accounting Pronouncements (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Recent Accounting Pronouncements
Revenues	$ 703,006	$ 688,747	$ 770,871	$ 408,734	$ 400,797	$ 464,262	$ 410,622	$ 312,049	$ 2,571,358	$ 1,587,730	$ 966,827
Operating income	131,174	158,027	164,463	119,767	144,735	207,787	170,223	71,307	573,431	594,062	202,170
Income from continuing operations					93,648	136,972	116,110	42,695	363,598	389,425	141,850
Income (Loss) from discontinued Operations					(1,780)	(757)	53	(1,144)		(3,628)	(4,692)
Net income	$ 80,252	$ 87,080	$ 114,453	$ 81,813	$ 91,868	$ 136,215	$ 116,163	$ 41,551	$ 363,598	$ 385,797	$ 137,158
Diluted income (loss) per share:
Income from continuing operations (in dollars per share)					$ 1.75	$ 2.57	$ 2.16	$ 0.79	$ 6	$ 7.25	$ 2.64
Loss from discontinued operations (in dollars per share)					$ (0.03)	$ (0.02)		$ (0.02)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6	$ 7.18	$ 2.55